UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04032

Sit Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer

Sit Mutual Funds, Inc.

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Copy to:

Mike Radmer, Esq.

Dorsey & Whitney

Suite 1500

50 South Sixth Street

Minneapolis, MN 55402-1498

Registrant’s telephone number, including area code:

(612) 334-5888

Date of fiscal year end:      March 31, 2007

Date of reporting period:   September 30, 2006

Item 1:	Reports to Stockholders.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04995

Sit U.S. Government Securities Fund, Inc.

(Exact name of registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer

Sit Mutual Funds, Inc.

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Copy to:

Mike Radmer, Esq.

Dorsey & Whitney

Suite 1500

50 South Sixth Street

Minneapolis, MN 55402-1498

Registrant’s telephone number, including area code:

(612) 334-5888

Date of fiscal year end:      March 31, 2007

Date of reporting period:   September 30, 2006

Item 1:	Reports to Stockholders.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04033

Sit Mutual Funds II, Inc.

(Exact name of registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer

Sit Mutual Funds, Inc.

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Copy to:

Mike Radmer, Esq.

Dorsey & Whitney

Suite 1500

50 South Sixth Street

Minneapolis, MN 55402-1498

Registrant’s telephone number, including area code:

(612) 334-5888

Date of fiscal year end:      March 31, 2007

Date of reporting period:   September 30, 2006

Item 1:	Reports to Stockholders.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21447

Sit Mutual Funds Trust

(Exact name of registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer

Sit Mutual Funds, Inc.

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Copy to:

Mike Radmer, Esq.

Dorsey & Whitney

Suite 1500

50 South Sixth Street

Minneapolis, MN 55402-1498

Registrant’s telephone number, including area code:

(612) 334-5888

Date of fiscal year end:      March 31, 2007

Date of reporting period:   September 30, 2006

Item 1:   Reports to Stockholders

Sit Mutual Funds

Bond Funds

Semi-Annual Report

September 30, 2006

Money Market Fund

U.S. Government Securities Fund

Tax-Free Income Fund

Minnesota Tax-Free Income Fund

Florida Tax-Free Income Fund

Sit Mutual Funds
BOND FUNDS SEMI-ANNUAL REPORT
TABLE OF CONTENTS

This document must be preceded or accompanied by a Prospectus.

Sit Mutual Funds
Six Months Ended September 30, 2006

Chairman’s Letter

Dear fellow shareholders:

          Short-term interest rates rose, and intermediate and longer-term rates fell during the six months ended September 30, 2006. The Federal Reserve raised short-term rates twice in the second calendar quarter, bringing the federal funds target rate to 5.25% on June 29, 2006. The Fed left rates unchanged at its two FOMC meetings held in the third calendar quarter, the most recent of which was held on September 20, 2006.
          Over the second quarter of 2006, Fed officials continued to see a substantial risk that inflation would not recede, worrying market participants that cost and price pressures in the economy would persist. The third calendar quarter saw a dramatic shift in investor sentiment. The quarter began with continued concerns over rising inflation and a near 100% certainty that the Fed would continue raising rates. Most Treasury bond yields were above 5.0% after rising steadily during the first half of the year. The taxable yield curve also inverted as yields on short-term securities rose above yield levels on longer term securities. By the end of the third quarter, however, most Treasury yields had fallen 50 to 70 basis points below the federal funds rate as weaker economic data led investors to believe that the current cycle of Fed tightening might be done.
          The second and third calendar quarters of 2006 both showed stable economic growth, largely due to the tail-winds of the housing boom, decreases in energy prices, healthy employment and strength in the corporate sector. The consumer continues to play a large role in the economy, representing two-thirds of GDP. Personal consumption expenditures (PCE) declined -0.1% in August, the first decline since September 2005. The decline in spending appears to be due to fewer consumers being able to re-finance or take equity out of their homes. Furthermore, over 85% of homeowners who were able to extract cash out of their homes have already done so over the last couple of years. Nonetheless, real personal consumption for August was still +2.7% year-over-year, up from +2.6% in July. In addition, employment has been healthy, with the economy continuing to add jobs for the 37th consecutive month and the unemployment rate hovering at a five-year low of 4.6%.
          The Consumer Price Index (CPI) rose +0.2% in August, following a +0.4% increase in July and year-over-year CPI is up +3.8%. However, due to falling gasoline prices, the CPI is expected to decline -0.3% in October for a year-over-year increase of +2.2%. In addition, the Department of Energy recently projected that residential heating fuel prices will stay constant or possibly even decrease for the first time since the 2001 to 2002 season. Households heating primarily with natural gas are expected to spend, on average, about $119 or 13% less this winter in fuel expenditures than last season. Offsetting lower fuel costs are the healthy employment market and increasing rental rates for apartments which, ironically, may keep the CPI higher than the Fed desires. As the housing market slows, a fewer number of homebuyers translates into a greater number of renters, which has the result of pushing the owners’ equivalent rent (OER) component of inflation higher.
          On the fiscal front, the Congressional Budget Office estimates the 2006 federal budget deficit will be around $250 billion, or $68 billion less than the shortfall in fiscal year 2005. Much of the improvement is due to healthy growth in corporate profits and subsequent tax receipts. A change in the tax law requiring large firms to accelerate tax payments from 2007 to 2006 is also contributing to the smaller budget shortfall.

Strategy Summary

          We expect real GDP growth to slow to around a +2.5% annual rate in 2007, compared with +3.4% growth in 2006, with a good portion of the slowdown being attributed to weaker consumer spending. With interest rates and home prices still very high relative to where they have been over the last five years, little potential exists for homeowners to lower their monthly mortgage payments by refinancing.

          Looking forward, inflation should moderate as the economy slows. We expect inflation to increase by approximately +3.5% in 2007, a slightly lower increase than in 2006. The Fed primarily uses the CPI excluding food and energy (core CPI) and the price index for core PCE to monitor inflation. Core PCE inflation has hovered near +2.3% over the last two quarters. The Fed will pay close attention to see that core PCE inflation retreats to their desired range of +1.5% to +2.0%, a more controlled range in the markets’ eyes.
          The bond market expects the Fed to leave short-term borrowing rates unchanged over the next couple of meetings in anticipation of slower economic growth. It is noteworthy, however, that the average time between the end of a tightening cycle and the first monetary easing move is only five months. Fed policy is complicated by the unknown degree of slowdown in the housing market. Mitigating the housing slowdown, personal consumption has kept afloat via strong employment and lower fuel prices, the latter which can act like a tax cut and stimulate spending. We expect to see more clarity on the direction of the economy and inflation by the March 21, 2007 FOMC meeting.
          In this environment, we expect all maturities of U.S. Treasury securities to continue yielding less than the federal funds rate. Long-term rates will likely stay low, reflecting the market’s confidence in the Fed’s ability and desire to control inflation. We expect short-term rates to also stay low as investors anticipate an eventual easing by the Fed. We expect the Fed to maintain the Fed Funds rate at 5.25% as long as signs of inflation are evident. We further believe that the Fed is willing to err on the side of economic weakness in order to keep inflation under control. Consequently, our view is that the Fed will be slow to cut the Fed Funds rate.
          With the end of the two year tightening cycle, we are positioning the Sit U.S. Government Securities Fund to be less defensive by slightly increasing its portfolio duration closer to its benchmark. We have increased our taxable portfolio weightings in 3 to 6 year duration securities in anticipation of lower short-term rates and a steeper yield curve for intermediate to long-term rates. In our tax-free funds, portfolio durations are also being extended slightly, but remain shorter or near their benchmark durations. Lower municipal issuance volume has contributed to a supply gap that has resulted in long-term municipal yields approaching their historical lows at the end of September and rich relative yield valuations compared to taxable bonds. As such, we continued to focus on securities with structures that offer relatively higher current yield and more stable price characteristics. We believe our emphasis on income will continue to provide attractive relative returns.
          Fixed-income investments are an important component of a well-diversified, long-term portfolio. We believe that the Sit Bond Funds, with their dual objectives of high income and stability of principal, offer attractive risk/reward profiles to complement equity holdings. We appreciate your continued interest and investment in Sit Mutual Funds and look forward to assisting you in achieving your long-term investment goals.

With best wishes,
Eugene C. Sit, CFA
Chairman and Chief Investment Officer

Sit Mutual Funds
Six Months Ended September 30, 2006

Performance Summary - Bond Funds

          Bond yields initially rose during the six-month period as the Federal Reserve continued to raise short-term rates, and then fell as weaker economic data led investors to believe that the current tightening cycle could well be done. The Fed raised the federal funds rate by 0.25% at both its May 10th and June 29th meetings, and has left its borrowing rate unchanged at 5.25% at its two meetings since then. The Treasury yield curve inverted as the 3-month Treasury bill yield ended the period 0.27% higher at 4.87%, while yields on 5-year and 30-year maturity Treasuries fell 0.22% and 0.13%, respectively, to 4.59% and 4.76%. The decline in intermediate and longer Treasury yields reflects investors’ expectations for lower inflation with slowing economic growth.
          Among taxable bonds, the corporate and commercial mortgage-backed sectors provided the best returns as longer duration securities benefited from greater price appreciation with the decline in yields. The asset-backed sector lagged, reflecting its shorter duration as well as concerns about how the weaker economy might affect consumer delinquency rates.
          Municipal yields rose through June before steadily declining to end the period lower. The Bond Buyer 40-Bond Index yield ended the period 0.12% lower at 4.68%. The municipal curve flattened as shorter term yields fell less than longer term yields, but remains positively sloped with a 79 basis points yield differential between 2-year and 30-year maturity high grade securities, compared to 11 basis points for comparable maturity Treasuries. Lower issuance volume and strong demand contributed to long-term municipal yields approaching their historical lows of June 2005 and their rich relative yield valuations compared to taxable bonds. Within revenue bond sectors, hospital and industrial revenue bonds performed best as investors continued to reach for yield, while all other sectors slightly underperformed.
          As we approach the end of the Fed’s two year tightening cycle, we have positioned our bond portfolios less defensively by slightly increasing their durations. We have increased taxable portfolio weightings in 3 to 6 year duration securities in anticipation of lower short-term rates and a steeper yield curve for intermediate to longer maturities. We believe our focus on securities that offer higher current yields and more stable price characteristics will continue to provide attractive relative returns in the period ahead.

	Three	Six
SIT FIXED-INCOME FUNDS	Month*	Month*
U.S. Government Securities SNGVX	2.30%	2.74%
Lehman Inter. Govt. Bond Index	2.92	3.24
Tax-Free Income SNTIX	2.24	2.16
Lehman 5-Year Municipal Bond Index	2.58	2.68
Minnesota Tax-Free Income SMTFX	2.54	3.12
Lehman 5-Year Municipal Bond Index	2.58	2.68
Florida Tax-Free Income SFLIX	2.02	2.29
Lehman 5-Year Municipal Bond Index	2.58	2.68

SIT MONEY MARKET FUND
Money Market Fund(1) SNIXX	1.20	2.32
3-Month Treasury Bill	1.27	2.55

*3- and 6-month returns not annualized.

	1996	1997
U.S. Government Securities SNGVX	4.99%	8.19%
Lehman Interm. Govt. Bond Index	4.06	7.72
Tax-Free Income SNTIX	5.69	9.87
Lehman 5-Year Municipal Bond Index	4.22	6.38
Minnesota Tax-Free Income SMTFX	5.89	8.19
Lehman 5-Year Municipal Bond Index	4.22	6.38
Florida Tax-Free Income SFLIX	—	—
Lehman 5-Year Municipal Bond Index	—	—

Money Market Fund(1) SNIXX	5.08	5.22
3-Month Treasury Bill	5.27	5.32

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual returns include reinvestment of all dividends and capital gains. For any returns less than one year, the returns are cumulative. Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. This and other information is contained in the Funds’ prospectus, which may be obtained by calling or visiting www.sitfunds.com. Please read the prospectus carefully before you invest or send money. An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

(1)	Converted from Sit Investment Reserve Fund to Sit Money Market Fund on 11/1/93
(2)	Based on the last 12 monthly distributions of net investment income and average NAV as of 9/30/06.
(3)	For individuals in the 25%, 28%, 33% and 35% federal tax brackets, the federal tax equivalent yields are 5.68%, 5.92%, 6.36% and 6.55%, respectively. (Income subject to state tax, if any.)
(4)

For Minnesota residents in the 25%, 28%, 33% and 35% federal tax brackets, the double exempt tax equivalent yields are 6.32%, 6.59%, 7.08% and 7.30%, respectively. (Assumes the maximum Minnesota tax bracket of 7.85%.)

(5)	For individuals in the 25%, 28%, 33% and 35% federal tax brackets, the tax equivalent yields are 5.56%, 5.79%, 6.22% and 6.42%, respectively. (Income subject to state tax, if any.)
(6)	The yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation which refers to a specific past holding period.

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2006
One	Three	Five	Ten	Since	Inception
Year	Year	Year	Year	Inception	Date
3.40%	3.04%	3.31%	5.13%	6.63%	6/2/87
3.54	2.25	3.70	5.63	6.81
3.39	3.60	3.60	4.64	5.91	9/29/88
3.01	2.17	3.82	4.83	5.85
4.80	4.45	4.67	4.93	5.22	12/1/93
3.01	2.17	3.82	4.83	4.83
3.85	—	—	—	3.20	12/31/03
3.01	—	—	—	2.32

4.25	2.37	1.87	3.49	3.76	11/1/93
4.67	2.85	2.30	3.71	4.01

AS OF 9/30/06

30-Day	Distribution
SEC Yield	Rate(2)
4.92%	4.39%

4.26 (3)	3.85

4.37 (4)	4.11

4.17 (5)	3.48

7-Day
7-Day	Effective
Yield(6)	Yield(6)
4.76%	4.88%

TOTAL RETURN BY CALENDAR YEAR
1998	1999	2000	2001	2002	2003	2004	2005	YTD 2006
6.52%	1.37%	9.15%	8.56%	5.79%	1.19%	3.35%	2.49%	2.84%
8.49	0.49	10.47	8.42	9.64	2.29	2.33	1.68	2.93
6.29	-4.01	8.32	5.84	5.69	2.87	3.96	3.30	2.53
5.84	0.74	7.72	6.21	9.27	4.13	2.72	0.95	2.70
6.14	-3.82	8.09	5.85	7.06	4.42	3.68	4.44	3.75
5.84	0.74	7.72	6.21	9.27	4.13	2.72	0.95	2.70
—	—	—	—	—	—	2.58	3.22	2.98
—	—	—	—	—	—	2.72	0.95	2.70

5.17	4.79	6.03	3.67	1.25	0.65	0.88	2.77	3.34
5.01	4.88	6.16	3.50	1.67	1.03	1.41	3.26	3.67

Sit Mutual Funds

Average Annual Total Returns for Periods Ended December 31, 2005

The tables on the next page show the Funds’ average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2005. The index information is intended to permit you to compare each Fund’s performance to a broad measure of market performance. The after-tax returns are intended to show the impact of federal income taxes on an investment in a Fund. The highest individual federal marginal income tax rate in effect during the specified period is assumed, and the state and local tax impact is not reflected.

A Fund’s “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in the Fund.

A Fund’s “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The Funds’ past performance, before and after taxes, is not an indication of how the Funds will perform in the future. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account).

Sit U. S. Government Securities Fund	1 Year	5 Years	10 Years
Return Before Taxes	2.5%	4.3%	5.1%
Return After Taxes on Distributions	1.1%	2.7%	3.1%
Return After Taxes on Distributions and Sale of Fund Shares	1.3%	2.7%	3.1%
Lehman Intermediate Government Bond Index	1.7%	4.8%	5.5%

Sit Tax-Free Income Fund	1 Year	5 Years	10 Years
Return Before Taxes	3.3%	4.3%	4.7%
Return After Taxes on Distributions	3.3%	4.3%	4.7%
Return After Taxes on Distributions and Sale of Fund Shares	3.4%	4.3%	4.7%
Lehman 5-Year Municipal Bond Index	1.0%	4.6%	4.8%

Sit Minnesota Tax-Free Income Fund	1 Year	5 Years	10 Years
Return Before Taxes	4.4%	5.1%	4.9%
Return After Taxes on Distributions	4.4%	5.1%	4.9%
Return After Taxes on Distributions and Sale of Fund Shares	4.4%	5.0%	5.0%
Lehman 5-Year Municipal Bond Index	1.0%	4.6%	4.8%

Sit Florida Tax-Free Income Fund	1 Year	5 Years	Since Inception*
Return Before Taxes	3.2%	n/a	2.9%
Return After Taxes on Distributions	3.2%	n/a	2.9%
Return After Taxes on Distributions and Sale of Fund Shares	3.2%	n/a	2.9%
Lehman 5-Year Municipal Bond Index	1.0%	n/a	1.8%
*Inception date 12/31/03

Sit Money Market Fund
Six Months Ended September 30, 2006

Michael C. Brilley, Senior Portfolio Manager Mark H. Book, CFA, Portfolio Manager

          The Sit Money Market Fund returned +2.32% for the six months ended September 30, 2006 compared to +2.55% for the 3-month U.S. Treasury bill. As of September 30, the Fund’s 7-day compound yield was 4.76% and its average maturity was 25 days.
          The Federal Reserve’s Open Market Committee left the federal funds rate target unchanged at its most recent meeting on September 20, 2006 at 5.25%. The Fed noted in its accompanying policy statement that economic growth has moderated, partially due to the slowdown in the housing market. It also noted that core inflation levels have been high, but are likely to moderate over time due to the slowing economy, declining energy prices, and prior Fed rate increases. While the Fed is still concerned about inflation, it appears very likely that it has completed its tightening cycle, and the market has begun to look at the possibility of cuts in the federal funds rate as the economy slows. The market currently expects no change in monetary policy for the rest of the year, but is pricing in a small amount of easing in 2007. It is our belief that the Fed is done tightening, and could begin easing in the first half of 2007. Federal Reserve action will continue to be largely dependent on various metrics including the rate of inflation and economic growth.
          The Fund has maintained its average maturity near the short end of its customary 20-40 day range as the 3-month Treasury bill yield increased 28 basis points over the past six months. The Fund has begun to extend its average maturity as the Fed has most likely completed its tightening cycle. Corporate credit quality remains strong in general, but could moderate somewhat as the economy slows. The Fund will continue to focus on issuers with top-tier credit quality.

INVESTMENT OBJECTIVE AND STRATEGY

          The objective of the Fund is to achieve maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing in short-term debt instruments which mature in 397 days or less and by maintaining a dollar-weighted portfolio maturity of 90 days or less.
          An investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

PORTFOLIO SUMMARY

Net Asset Value 9/30/06:	$1.00 Per Share
3/31/06:	$1.00 Per Share

Total Net Assets:	$54.8 Million

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	Sit Money Market Fund	3-Month U.S. Treasury Bill	Lipper Money Market
3 Month**	1.20%	1.27%	1.19%
6 Month**	2.32	2.55	n/a
1 Year	4.25	4.67	4.16
5 Years	1.87	2.30	1.83
10 Years	3.49	3.71	3.45
Inception	3.76	4.01	3.71
(11/1/93)

CUMULATIVE TOTAL RETURNS*

	Sit Money Market Fund	3-Month U.S. Treasury Bill	Lipper Money Market
1 Year	4.25%	4.67%	4.16%
5 Year	9.71	12.03	9.52
10 Year	40.90	43.89	40.35
Inception	61.05	66.20	60.10
(11/1/93)

*As of 9/30/06	**Not annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Money Market funds are neither insured nor guaranteed by the U.S. Government. There is no assurance that a fund will maintain a $1 share value. Yield fluctuates. Past performance is not a guarantee of future results. Management fees and administrative expenses are included in the Fund’s performance; however, fees and expenses are not incorporated in the 3-Month U.S. Treasury Bill. The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

GROWTH OF $10,000

The sum of $10,000 invested at inception (11/1/93) and held until 9/30/06 would have grown to $16,105 in the Fund or $16,620 in the 3-Month U.S. Treasury Bill assuming reinvestment of all dividends and capital gains.

SIT MONEY MARKET MATURITY RANGES

Sit Money Market Fund
September 30, 2006

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

Commercial Paper (96.1%) (2)

Asset-Backed (12.3%)
	Daimler-Chrysler Auto Conduit:
2,000,000	5.26%, 10/31/06	1,990,941
1,000,000	5.26%, 12/8/06	989,918
1,300,000	FCAR Owner Trust Series I,
	5.28%, 12/13/06	1,285,904
2,500,000	New Center Asset Trust,
	5.28%, 10/6/06	2,497,800

		6,764,563

Captive Auto Finance (4.5%)
2,500,000	Toyota Motor Credit Corp.,
	5.22%, 10/26/06	2,490,575

Captive Equipment Finance (5.9%)
604,000	IBM Credit Corp.,
	5.22%, 10/26/06	601,723
2,600,000	Pitney Bowes Inc.,
	5.33%, 10/2/06	2,599,230

		3,200,953

Consumer Durables (4.2%)
	American Honda Finance:
1,600,000	5.23%, 10/23/06	1,594,654
700,000	5.23%, 11/6/06	696,237

		2,290,891

Consumer Loan Finance (10.1%)
3,000,000	American Express Credit Corp.,
	5.23%, 10/11/06	2,995,206
2,600,000	American General Financial Corp.,
	5.18%, 1/16/07	2,559,596

		5,554,802

Consumer Non-Durables (9.8%)
3,000,000	Coca Cola Company,
	5.19%, 10/3/06	2,998,703
	Coca Cola Enterprises:
1,000,000	5.20%, 10/4/06 (5)	999,422
1,400,000	5.22%, 10/19/06 (5)	1,396,143

		5,394,268

Diversified Finance (16.4%)
3,000,000	CIT Group Holdings,
	5.26%, 11/7/06	2,983,344
3,000,000	GE Capital Corp.,
	5.26%, 10/10/06	2,995,617
3,000,000	GE Capital Services,
	5.23%, 10/20/06	2,991,283

		8,970,244

Electronic Technology (3.8%)
2,100,000	IBM Corp.,
	5.25%, 10/10/06	2,096,938

Quantity ($)	Name of Issuer	Market Value ($)(1)

Energy (5.1%)
2,800,000	Chevron Texaco Funding Corp.,
	5.20%, 10/25/06	2,789,889

Financial Services (14.0%)
2,600,000	Citigroup, Inc.,
	5.25%, 11/21/06	2,580,283
2,481,000	Deutsche Bank Financial,
	5.25%, 11/13/06	2,465,080
2,600,000	UBS Finance Corp.,
	5.25%, 10/18/06	2,593,175

		7,638,538

Insurance (5.5%)
3,000,000	AIG Funding, Inc.,
	5.24%, 10/12/06	2,994,765

Retail Trade (4.5%)
2,500,000	Wal-Mart Stores Inc.,
	5.22%, 10/24/06	2,491,333

Total Commercial Paper		52,677,759

(cost: $52,677,759)

U.S. Government Securities (4.4%) (2)
2,429,000	FHLB Discount Note, 4.75%, 10/2/06	2,428,359

(cost: $2,428,359)

Total investments in securities
(cost: $55,106,118) (6)		$55,106,118

10	See accompanying notes to portfolios of investments on page 60.

This page has been left blank intentionally.

Sit U.S. Government Securities Fund
Six Months Ended September 30, 2006

Senior Portfolio Managers, Michael C. Brilley and Bryce A. Doty, CFA Portfolio Manager, Mark H. Book, CFA

          The Sit U.S. Government Securities Fund produced a +2.74% return over the six month period ended September 30, 2006, compared to the return of the Lehman Intermediate Government Bond Index of +3.24%. The Fund’s 30-day SEC yield was 4.92% and its 12-month distribution rate was 4.39%.
          Over the past six months, the Fund’s return was most positively influenced by its position in collateralized mortgage obligations, which exceeded the returns of the Lehman Intermediate Government Index due to its income advantage. The Fund’s weighting in agency mortgage pass-through securities and government bonds detracted from performance, as these securities did not experience price appreciation in line with the bond market as a whole.
           While bond yields continued to trend higher in the second quarter of 2006, the third quarter marked a dramatic shift in investor sentiment. The quarter began with investor concerns of rising inflation and a market consensus that the Federal Reserve would continue raising rates. Most Treasury bond yields had been rising steadily during the first half of the year. By the end of the third quarter, Treasury yields had fallen considerably, ending well below short term borrowing rates in response to investors’ concerns of a weakening economy.
           We believe a decrease in the Federal Reserve’s short term borrowing rates in the next twelve months is likely, as concern of slower economic growth builds. However, we believe that fears of higher inflation will potentially result in higher yields and price depreciation for longer maturity fixed income securities. As such, we expect the price stability of the Fund’s high coupon mortgage securities, coupled with their high levels of income, to drive the Fund’s relative performance, which has consistently been the case since the Fund’s inception.

INVESTMENT OBJECTIVE AND STRATEGY

          The objective of the U.S. Government Securities Fund is to provide high current income and safety of principal, which it seeks to attain by investing solely in debt obligations issues, guaranteed or insured by the U.S. government or its agencies or its instrumentalities.
          Agency mortgage securities and U.S. Treasury securities will be the principal holdings in the Fund. The mortgage securities that the Fund will purchase consist of pass-through securities including those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Asociation (FNMA), and Federal Home Loan Mortgage Corporation (FHLMC).

PORTFOLIO SUMMARY

Net Asset Value 9/30/06:	$10.50 Per Share
3/31/06:	$10.45 Per Share
Total Net Assets:	$218.5 Million
30-day SEC Yield:	4.92%
12-Month Distribution Rate:	4.39%
Average Maturity:	22.1 Years
Effective Duration:	2.8 Years(1)

(1) See next page

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	Sit U.S. Gov’t Securities Fund	Lehman Inter. Gov’t Bond Index	Lipper U.S. Gov’t Fund Index

3 Month**	2.30%	2.92%	3.38%
6 Month**	2.74	3.24	n/a
1 Year	3.40	3.54	2.88
5 Years	3.31	3.70	3.81
10 Years	5.13	5.63	5.49
Inception	6.63	6.81	6.40
(6/2/87)

CUMULATIVE TOTAL RETURNS*

	Sit U.S. Gov’t Securities Fund	Lehman Inter. Gov’t Bond Index	Lipper U.S. Gov’t Fund Index

1 Year	3.40%	3.54%	2.88%
5 Year	17.68	19.95	20.56
10 Year	64.87	72.85	70.67
Inception	246.24	257.93	231.90
(6/2/87)

*As of 9/30/06.	**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance; however, fees and expenses are not incorporated in the Lehman Intermediate Government Bond Index. The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.
(1) Effective duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1.0%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Effective duration is based on current interest rates and the Adviser’s assumptions regarding the expected average life of individual securities held in the portfolio.

GROWTH OF $10,000

The sum of $10,000 invested at inception (6/2/87) and held until 9/30/06 would have grown to $34,624 in the Fund or $35,793 in the Lehman Intermediate Government Bond Index assuming reinvestment of all dividends and capital gains.

ESTIMATED AVERAGE LIFE PROFILE

Sit U.S. Government Securities Fund
September 30, 2006

Portfolio of Investments (Unaudited)

Mortgage Pass-Through Securities (62.0%) (2) Federal Home Loan Mortgage Corporation (15.8%):
Par ($)	Coupon	Maturity	Market Value ($)(1)

1,746,194	3.08%	5/1/34	1,716,916
51,362	5.50%	8/1/17	51,898
275,960	6.38%	12/1/26	279,883
77,571	6.38%	8/1/27	79,229
125,969	6.38%	12/1/27	128,662
724,326	6.50%	8/1/29	737,853
91,806	7.00%	6/1/19	95,080
81,240	7.00%	1/1/30	83,763
1,451,437	7.00%	10/1/31	1,486,308
1,357,712	7.00%	11/1/32	1,400,907
368,027	7.38%	12/17/24	380,183
52,561	7.50%	2/1/17	54,806
168,736	7.50%	1/1/23	175,230
161,249	7.50%	8/1/23	167,249
539,146	7.50%	1/1/27	560,266
956,499	7.50%	7/1/29	989,790
63,404	7.50%	1/1/30	65,714
137,300	7.50%	9/1/30	142,815
1,284,849	7.50%	1/1/31	1,332,046
1,417,624	7.50%	10/1/31	1,478,382
2,515,236	7.50%	4/1/32	2,602,781
1,721,340	7.50%	7/1/32	1,782,462
691,859	7.50%	6/1/35	719,311
80,513	7.95%	10/1/25	84,142
73,860	7.95%	10/1/25	77,729
52,684	7.95%	11/1/25	55,443
40,288	8.00%	5/1/17	41,766
73,177	8.00%	1/1/21	76,222
445,624	8.00%	12/1/23	463,373
316,407	8.00%	9/15/24	333,246
54,991	8.00%	12/1/26	58,138
1,248,800	8.00%	10/17/27	1,315,019
145,525	8.00%	6/1/30	153,620
18,664	8.25%	12/1/08	18,767
49,585	8.25%	12/1/17	52,363
5,749	8.50%	1/1/17	6,109
29,595	8.50%	2/1/17	31,370
28,595	8.50%	3/1/17	30,384
78,193	8.50%	4/1/17	82,641
79,279	8.50%	5/1/17	84,239
26,790	8.50%	5/1/17	28,466
83,180	8.50%	10/1/19	88,905
39,994	8.50%	7/1/21	42,747
460,983	8.50%	12/1/29	493,542
532,334	8.50%	2/1/31	569,932
26,090	8.75%	1/1/17	27,226
9,347	9.00%	5/1/09	9,523
4,953	9.00%	6/1/09	5,331

Par ($)	Coupon	Maturity	Market Value ($)(1)

16,334	9.00%	7/1/09	16,642
18,563	9.00%	7/1/09	18,931
1,464	9.00%	8/1/09	1,493
45,080	9.00%	12/1/09	45,930
7,915	9.00%	9/1/10	7,977
14,525	9.00%	10/1/13	15,396
152,155	9.00%	11/1/15	164,691
9,815	9.00%	5/1/16	10,483
206,618	9.00%	5/1/16	223,641
93,788	9.00%	7/1/16	100,172
61,640	9.00%	10/1/16	65,233
14,795	9.00%	1/1/17	15,769
3,318	9.00%	1/1/17	3,543
38,889	9.00%	2/1/17	39,960
92,081	9.00%	2/1/17	98,349
42,348	9.00%	4/1/17	42,345
720,702	9.00%	4/1/17	768,348
27,066	9.00%	6/1/17	28,861
34,169	9.00%	6/1/17	36,585
7,586	9.00%	9/1/17	8,122
88,368	9.00%	10/1/17	94,614
48,796	9.00%	6/1/18	51,723
217,403	9.00%	6/1/19	231,776
146,123	9.00%	6/1/19	155,783
92,784	9.00%	10/1/19	99,719
304,430	9.00%	10/1/19	325,948
302,514	9.00%	6/1/21	314,560
23,493	9.00%	7/1/21	25,346
38,129	9.00%	10/1/21	39,577
236,188	9.00%	11/1/25	255,458
3,769,381	9.00%	5/1/31	4,066,650
4,536	9.25%	7/1/08	4,636
13,159	9.25%	8/1/08	13,448
7,004	9.25%	8/1/09	7,109
27,640	9.25%	7/1/10	27,649
17,457	9.25%	3/1/11	17,617
39,693	9.25%	6/1/16	42,668
19,490	9.25%	3/1/17	20,951
263,673	9.25%	2/1/18	276,670
10,071	9.25%	1/1/19	10,164
86,417	9.25%	3/1/19	91,249
121,484	9.25%	3/1/19	125,679
19,304	9.50%	10/1/08	19,768
43,605	9.50%	2/1/10	44,588
11,753	9.50%	5/1/10	12,224
13,710	9.50%	6/1/10	14,019
6,336	9.50%	1/1/11	6,676
14,775	9.50%	6/1/16	15,977
6,198	9.50%	7/1/16	6,702

Par ($)	Coupon	Maturity	Market Value ($)(1)

36,886	9.50%	10/1/16	39,885
7,228	9.50%	6/1/17	7,841
47,258	9.50%	4/1/18	51,407
8,771	9.50%	10/1/18	9,515
305,509	9.50%	6/17/19	329,207
1,209,317	9.50%	12/17/21	1,308,705
21,874	9.75%	12/1/08	22,507
6,316	9.75%	12/1/08	6,499
31,332	9.75%	11/1/09	32,239
11,403	9.75%	6/1/11	11,732
201,052	9.75%	12/1/16	215,169
41,770	9.75%	6/1/17	45,644
171,975	9.75%	12/1/17	186,857
13,995	9.85%	5/1/16	15,286
38,288	10.00%	11/1/10	39,475
42,129	10.00%	11/1/11	46,584
173,604	10.00%	9/1/20	191,638
1,191,770	10.00%	3/15/25	1,308,496
14,956	10.25%	6/1/10	15,697
33,604	10.25%	2/1/17	35,269
50,042	10.29%	9/1/16	53,278
56,760	10.50%	10/1/13	61,782
80,118	10.50%	5/1/14	84,326
26,780	10.50%	9/1/15	29,473
17,819	10.50%	1/1/19	19,870
362,888	10.50%	6/1/19	400,591
7,331	11.00%	12/1/11	7,993
24,852	11.00%	6/1/15	27,116
20,916	11.00%	2/1/16	22,857
14,877	11.00%	5/1/19	16,029
18,998	11.00%	7/1/19	20,949
841,281	11.00%	8/15/20	923,699
8,663	11.25%	10/1/09	9,193
29,339	11.25%	8/1/11	32,290
20,006	13.00%	5/1/17	22,609

			34,524,903

Federal National Mortgage Association (31.8%):
Par ($)	Coupon	Maturity	Market Value ($)(1)

273,332	3.48%	7/1/34	271,561
210,225	3.66%	8/1/33	204,476
309,511	3.70%	8/1/33	300,837
357,975	3.89%	6/1/33	349,378
77,361	5.76%	3/1/33	77,126
28,335	6.49%	3/1/19	28,295
89,396	6.49%	2/1/32	91,340
72,877	6.49%	4/1/32	74,462
59,063	6.91%	11/1/26	61,137
189,932	6.91%	8/1/27	196,601

Par ($)	Coupon	Maturity	Market Value ($)(1)

429,552	6.95%	8/1/21	436,580
19,965	7.00%	2/1/17	20,688
24,409	7.00%	4/1/27	25,420
682,642	7.00%	1/1/29	701,231
29,557	7.00%	10/1/29	30,477
1,990,161	7.00%	11/1/29	2,052,128
301,211	7.00%	5/1/31	310,109
55,247	7.00%	9/1/31	56,899
407,910	7.00%	2/1/32	419,017
385,687	7.00%	6/1/32	398,898
1,582,089	7.00%	6/1/32	1,628,334
50,148	7.00%	7/1/32	51,613
628,618	7.00%	9/1/32	646,993
492,289	7.00%	4/1/34	505,695
1,327,999	7.45%	6/1/16	1,432,625
349,717	7.50%	11/1/12	351,098
978,812	7.50%	6/1/22	1,014,294
1,000,000	7.50%	8/1/22	1,048,125
1,535,417	7.50%	10/1/22	1,586,642
122,202	7.50%	7/1/23	126,762
18,378	7.50%	7/1/23	19,077
1,051,188	7.50%	5/1/24	1,086,258
48,720	7.50%	9/1/27	51,064
855,292	7.50%	5/1/29	883,827
64,276	7.50%	11/1/29	66,758
813,531	7.50%	1/1/31	844,328
182,161	7.50%	6/1/31	187,403
233,983	7.50%	3/1/32	241,838
173,290	7.50%	8/1/32	178,043
152,821	7.50%	9/1/32	156,992
637,913	7.50%	12/1/34	659,195
1,854,890	7.50%	7/1/36	1,916,773
1,041,124	7.50%	8/1/36	1,077,563
1,027,810	7.87%	12/15/25	1,081,055
719,466	7.95%	9/15/20	757,581
28,576	8.00%	8/1/09	29,050
227,902	8.00%	4/1/16	240,891
43,698	8.00%	7/1/17	44,086
540,722	8.00%	7/1/21	573,041
155,159	8.00%	1/1/22	163,464
105,771	8.00%	5/1/23	111,222
76,804	8.00%	9/1/23	80,968
391,347	8.00%	9/1/27	414,402
644,881	8.00%	5/1/29	679,696
398,501	8.00%	2/1/31	420,015
542,715	8.00%	12/1/31	572,014
880,772	8.00%	9/1/32	932,086
2,035,042	8.00%	5/1/36	2,144,908
672,504	8.00%	6/1/36	708,878

See accompanying notes to portfolios of investments on page 60.	15

Sit U.S. Government Securities Fund
September 30, 2006

Portfolio of Investments (Unaudited)

Par ($)	Coupon	Maturity	Market Value ($)(1)

490,168	8.00%	7/1/36	516,631
51,137	8.25%	4/1/22	53,401
674,394	8.29%	7/20/30	723,090
645,475	8.33%	7/15/20	699,772
309,988	8.38%	7/20/28	331,849
3,010,844	8.45%	5/31/35	3,235,272
44,682	8.50%	11/1/10	45,843
203,471	8.50%	9/1/13	205,383
546,208	8.50%	2/1/16	581,883
131,809	8.50%	6/1/17	133,208
29,144	8.50%	9/1/17	30,527
131,860	8.50%	8/1/18	140,942
73,203	8.50%	9/1/21	77,096
61,527	8.50%	7/1/22	66,093
18,620	8.50%	5/1/24	20,015
159,345	8.50%	7/1/26	171,147
1,013,917	8.50%	11/1/26	1,088,302
502,189	8.50%	11/1/28	539,425
882,696	8.50%	12/1/28	947,455
273,357	8.50%	1/1/30	292,495
64,544	8.50%	11/1/30	69,029
18,317	8.50%	1/1/31	19,590
340,585	8.52%	9/15/30	363,151
125,475	8.87%	12/15/25	138,855
80,179	9.00%	1/1/09	82,244
14,991	9.00%	5/1/09	15,287
28,130	9.00%	5/1/09	28,537
23,101	9.00%	5/1/09	23,558
46,700	9.00%	3/1/11	48,308
27,608	9.00%	9/1/17	29,615
40,395	9.00%	2/1/18	43,332
22,796	9.00%	10/1/19	24,305
57,028	9.00%	12/15/19	60,716
242,857	9.00%	6/15/25	259,857
58,466	9.00%	5/1/30	63,583
29,581	9.00%	7/1/31	32,039
7,665,992	9.00%	3/1/32	8,296,723
35,123	9.25%	10/1/09	35,940
17,933	9.25%	7/1/10	18,505
53,686	9.25%	10/1/16	57,941
61,186	9.25%	12/1/16	66,035
131,369	9.25%	2/1/17	141,235
240,112	9.34%	8/20/27	267,871
44,924	9.50%	12/1/09	46,537
22,471	9.50%	11/1/18	24,578
47,794	9.50%	5/1/19	52,419
54,553	9.50%	10/1/19	58,997
833,060	9.50%	3/1/20	933,027
87,131	9.50%	6/1/20	95,302

Par ($)	Coupon	Maturity	Market Value ($)(1)

995,458	9.50%	7/1/20	1,089,648
124,968	9.50%	9/1/20	136,187
156,048	9.50%	10/15/20	168,112
28,252	9.50%	12/15/20	30,465
119,561	9.50%	12/15/20	129,446
43,714	9.50%	3/1/21	47,661
39,066	9.50%	4/15/21	42,482
214,893	9.50%	5/1/27	237,177
4,943,629	9.50%	8/1/31	5,421,590
1,317,108	9.55%	8/20/25	1,449,510
128,331	9.75%	1/15/13	138,464
117,209	9.75%	1/1/21	128,712
219,730	9.75%	10/1/21	243,092
253,004	9.75%	4/1/25	279,904
52,210	10.00%	5/1/11	54,623
101,026	10.00%	7/1/13	108,372
535,355	10.00%	2/1/15	581,732
748,881	10.00%	3/1/15	827,318
69,632	10.00%	11/1/16	75,916
43,078	10.00%	9/1/19	47,408
16,245	10.00%	11/1/20	18,035
35,863	10.00%	1/1/21	39,928
116,084	10.00%	1/1/24	127,989
443,080	10.00%	2/1/28	491,436
3,295,054	10.00%	6/1/30	3,626,246
305,080	10.18%	7/1/20	333,730
249,831	10.25%	8/15/13	270,886
42,707	10.50%	5/1/15	45,758
197,958	10.50%	1/1/16	220,464
67,531	10.50%	12/1/17	74,551
114,328	10.50%	4/1/22	124,324
13,201	10.75%	11/1/10	13,712
4,526	11.00%	4/1/14	4,967
25,208	11.00%	8/1/15	26,808
19,606	11.00%	4/1/17	21,056
328,832	11.27%	8/15/20	367,102
225,356	11.75%	10/20/22	253,556

			69,416,629

Government National Mortgage Association (14.4%) (3):
Par ($)	Coupon	Maturity	Market Value ($)(1)

417,346	5.50%	9/15/25	416,356
239,358	5.76%	3/20/33	239,617
82,855	5.76%	3/20/33	82,945
110,979	5.76%	3/20/33	111,099
354,322	5.76%	5/20/33	354,706
116,038	5.76%	5/20/33	116,164
94,559	5.76%	6/20/33	94,661
108,296	5.76%	6/20/33	108,413

Par ($)	Coupon	Maturity	Market Value ($)(1)

71,519	6.00%	9/15/18	72,301
82,992	6.05%	3/20/33	83,535
297,460	6.25%	5/15/13	302,281
347,869	6.25%	12/15/23	356,192
234,613	6.25%	1/15/24	240,328
221,473	6.38%	12/15/27	226,730
300,890	6.38%	4/15/28	308,124
86,840	6.49%	9/20/31	88,974
252,973	6.49%	11/20/31	259,190
49,060	6.49%	12/20/31	50,266
259,378	6.49%	4/20/32	265,640
74,935	6.49%	6/20/32	76,744
55,466	6.49%	6/20/32	56,805
88,642	6.49%	12/20/32	90,782
1,989,051	6.50%	5/15/23	2,040,169
39,816	6.57%	9/20/32	40,399
115,166	6.57%	11/20/32	116,852
66,408	6.57%	1/20/33	67,364
84,430	6.57%	3/20/33	85,645
80,741	6.75%	9/15/15	82,912
414,084	6.75%	8/15/28	424,399
223,488	6.75%	6/15/29	229,024
133,699	6.75%	6/15/29	137,010
567,933	6.91%	7/20/26	583,319
35,210	7.00%	9/20/16	36,062
500,476	7.00%	2/15/28	516,720
83,329	7.00%	4/20/28	85,752
936,231	7.00%	7/15/29	967,202
1,044,276	7.00%	10/15/32	1,078,376
772,143	7.00%	11/15/32	797,404
17,302	7.05%	2/15/23	17,795
135,134	7.05%	9/20/26	138,210
81,647	7.05%	11/20/26	83,506
70,252	7.05%	1/20/27	71,870
192,345	7.05%	4/20/27	196,776
94,058	7.15%	12/20/26	96,473
170,948	7.15%	3/20/27	175,389
248,713	7.15%	4/20/27	255,173
21,046	7.25%	8/15/10	21,499
131,471	7.25%	5/15/29	135,949
65,395	7.27%	7/20/22	67,170
61,731	7.38%	1/15/29	64,049
455,138	7.38%	3/15/31	467,748
1,961	7.50%	3/15/07	1,973
103,410	7.50%	5/15/16	107,963
1,000,000	7.50%	10/15/35	1,040,356
498,951	7.50%	6/15/36	519,102
70,600	7.55%	7/20/22	73,599
100,852	7.55%	10/20/22	105,136

Par ($)	Coupon	Maturity	Market Value ($)(1)

95,449	7.63%	10/15/29	100,140
96,054	7.65%	10/20/21	100,336
88,992	7.65%	7/20/22	93,023
185,467	7.75%	6/15/20	195,200
192,237	7.75%	7/15/20	202,325
146,231	7.75%	8/15/20	153,905
236,908	7.75%	8/15/20	249,341
84,927	7.75%	11/15/20	89,384
531,606	7.75%	10/15/22	564,889
45,010	7.90%	1/20/21	47,325
34,500	7.90%	1/20/21	36,274
30,024	7.90%	4/20/21	31,568
99,756	7.95%	2/15/20	105,540
42,960	7.95%	5/20/25	45,231
122,433	7.95%	7/20/25	128,906
49,139	7.95%	8/20/25	51,737
168,300	7.95%	9/20/25	177,198
27,795	7.95%	10/20/25	29,265
38,053	7.95%	10/20/25	40,065
32,356	7.95%	10/20/25	34,066
73,836	7.95%	1/20/26	77,786
85,498	7.95%	1/20/26	90,072
122,176	7.95%	4/20/26	128,711
24,293	7.95%	6/20/26	25,592
32,838	7.95%	9/20/26	34,594
40,206	7.95%	9/20/26	42,357
120,874	7.95%	11/20/26	127,340
35,795	7.95%	12/20/26	37,710
83,481	7.95%	3/20/27	87,936
57,680	7.99%	2/20/21	60,788
61,194	7.99%	4/20/21	64,492
155,838	7.99%	7/20/21	164,236
104,060	7.99%	9/20/21	109,668
104,624	7.99%	10/20/21	110,263
236,698	7.99%	1/20/22	249,704
370,095	7.99%	6/20/22	390,431
27,920	8.00%	10/15/12	29,292
550,485	8.00%	10/15/14	585,151
63,613	8.00%	5/15/16	67,522
233,843	8.00%	6/15/16	248,214
87,032	8.00%	9/15/16	92,381
130,241	8.00%	11/20/16	136,358
43,884	8.00%	7/20/23	46,202
26,483	8.00%	12/20/23	27,882
3,688	8.00%	2/20/24	3,885
135,650	8.00%	2/20/26	143,107
25,341	8.00%	12/20/26	26,734
77,749	8.00%	9/15/29	82,465
36,844	8.00%	1/20/32	38,874

See accompanying notes to portfolios of investments on page 60.	17

Sit U.S. Government Securities Fund
September 30, 2006

Portfolio of Investments (Unaudited)

Par ($)	Coupon	Maturity	Market Value ($)(1)

266,884	8.10%	5/20/19	282,154
36,334	8.10%	6/20/19	38,413
125,970	8.10%	7/20/19	133,177
168,042	8.10%	9/20/19	177,656
82,870	8.10%	9/20/19	87,612
83,732	8.10%	10/20/19	88,522
75,003	8.10%	1/20/20	79,401
129,860	8.10%	7/20/20	137,476
114,172	8.25%	12/15/11	119,903
26,937	8.25%	1/15/12	28,434
56,427	8.25%	8/15/15	60,189
420,901	8.25%	4/15/19	448,345
137,457	8.25%	2/15/20	146,637
19,769	8.25%	4/15/27	21,071
84,859	8.25%	6/15/27	90,447
43,149	8.38%	10/15/19	46,101
109,800	8.40%	2/15/19	117,399
32,200	8.40%	4/15/19	34,429
119,589	8.40%	6/15/19	127,865
41,363	8.40%	9/15/19	44,226
56,625	8.40%	9/15/19	60,544
56,443	8.40%	2/15/20	60,447
35,274	8.50%	12/15/11	37,194
112,023	8.50%	1/15/12	118,777
13,587	8.50%	4/15/15	14,573
62,755	8.50%	4/15/15	67,306
182,425	8.50%	9/15/16	196,264
87,599	8.50%	1/15/17	94,498
114,277	8.50%	12/15/21	122,890
87,398	8.50%	12/15/21	93,867
14,971	8.50%	7/20/22	16,061
101,913	8.50%	10/20/22	109,334
43,793	8.50%	9/20/24	47,088
79,444	8.50%	3/20/25	85,477
258,216	8.50%	12/20/26	275,980
26,578	8.50%	8/15/30	28,522
39,613	8.50%	12/15/30	42,510
56,237	8.60%	5/15/18	59,720
50,508	8.60%	6/15/18	53,636
61,344	8.63%	10/15/18	65,087
811	8.75%	11/15/06	814
29,156	8.75%	11/15/09	30,543
33,750	8.75%	6/15/11	35,807
181,282	8.75%	11/15/11	192,331
31,598	8.75%	12/15/11	33,524
96,130	8.75%	10/15/30	103,566
9,501	9.00%	10/15/07	9,791
15,802	9.00%	9/15/08	16,161
5,146	9.00%	9/15/08	5,263

Par ($)	Coupon	Maturity	Market Value ($)(1)

7,868	9.00%	11/15/08	8,047
14,744	9.00%	12/15/08	15,079
1,921	9.00%	2/15/09	1,981
9,769	9.00%	4/15/09	10,076
8,345	9.00%	4/15/09	8,715
1,558	9.00%	5/15/09	1,607
13,271	9.00%	8/15/09	13,859
13,224	9.00%	9/15/09	13,810
6,390	9.00%	10/15/09	6,591
21,303	9.00%	11/15/09	22,378
3,750	9.00%	12/15/09	3,916
59,112	9.00%	7/15/10	61,485
85,937	9.00%	5/15/11	91,536
37,000	9.00%	5/15/11	39,411
60,384	9.00%	6/15/11	64,318
62,359	9.00%	7/15/11	66,421
79,146	9.00%	8/15/11	84,303
22,809	9.00%	8/15/11	24,228
89,075	9.00%	9/15/11	94,878
80,938	9.00%	9/15/11	86,211
50,155	9.00%	9/15/11	53,423
48,454	9.00%	10/15/11	51,611
34,825	9.00%	1/15/12	37,307
45,426	9.00%	5/20/15	48,254
119,792	9.00%	7/15/15	127,726
34,592	9.00%	8/15/15	36,884
95,744	9.00%	12/20/15	101,702
14,978	9.00%	5/20/16	15,962
130,115	9.00%	1/15/17	141,720
11,753	9.00%	3/20/17	12,531
367,013	9.00%	7/15/17	399,746
205,264	9.00%	8/20/17	218,854
3,099	9.00%	7/20/21	3,327
1,691	9.00%	10/20/21	1,815
288,083	9.00%	11/15/24	309,711
40,606	9.00%	7/20/25	43,769
139,188	9.00%	4/15/26	150,504
23,430	9.10%	5/15/18	25,273
60,740	9.25%	11/15/09	64,309
35,536	9.25%	1/15/10	37,923
32,158	9.25%	4/15/10	34,319
37,363	9.25%	11/15/10	39,873
61,744	9.25%	11/15/11	66,400
11,859	9.25%	4/15/12	12,832
13,286	9.50%	9/15/09	13,739
82,696	9.50%	10/15/09	85,513
18,138	9.50%	10/15/09	18,756
5,453	9.50%	10/15/09	5,639
25,233	9.50%	11/15/09	26,788

Par ($)	Coupon	Maturity	Market Value ($)(1)

76,159	9.50%	1/15/10	81,552
14,619	9.50%	2/15/10	15,251
41,748	9.50%	4/15/10	44,330
21,993	9.50%	8/15/10	23,550
33,371	9.50%	11/15/10	35,734
21,180	9.50%	1/15/11	22,867
84,822	9.50%	3/15/11	91,578
15,256	9.50%	3/20/16	16,458
44,090	9.50%	11/20/16	47,564
3,377	9.50%	8/20/17	3,655
3,977	9.50%	12/20/17	4,305
5,145	9.50%	4/20/18	5,584
1,774	9.50%	5/20/18	1,925
54,842	9.50%	6/20/18	59,518
31,344	9.50%	7/20/18	34,016
23,127	9.50%	8/20/18	25,099
117,838	9.50%	9/20/18	127,886
43,874	9.50%	9/20/18	47,615
12,639	9.50%	9/20/18	13,716
44,623	9.50%	8/20/19	48,544
3,817	9.50%	10/20/19	4,152
42,021	9.75%	8/15/09	45,037
43,138	9.75%	9/15/09	46,234
133,721	9.75%	8/15/10	145,026
30,919	9.75%	11/15/10	33,533
159,336	9.75%	12/15/10	172,806
136,820	9.75%	1/15/11	149,766
86,592	9.75%	1/15/11	94,786
24,088	9.75%	10/15/12	26,565
11,311	9.75%	10/15/12	12,474
13,055	9.75%	10/15/12	14,397
9,660	9.75%	11/15/12	10,653
33,206	9.75%	11/15/12	36,620
26,105	9.75%	11/15/12	28,789
29,829	9.75%	11/15/12	32,896
19,538	10.00%	11/15/08	20,709
1,439	10.00%	11/15/09	1,511
4,567	10.00%	6/15/10	4,970
73,291	10.00%	6/15/10	79,757
21,230	10.00%	7/15/10	23,102
9,201	10.00%	7/15/10	10,013
10,024	10.00%	10/15/10	10,908
52,099	10.00%	11/15/10	56,696
3,474	10.00%	1/15/11	3,817
32,153	10.00%	3/20/16	35,402
17,976	10.00%	11/15/17	19,921
32,202	10.00%	2/15/19	35,700
20,112	10.00%	2/20/19	22,216
21,641	10.00%	3/20/19	23,905

Par ($)	Coupon	Maturity	Market Value ($)(1)

22,409	10.00%	5/15/19	24,843
16,403	10.00%	5/20/19	18,119
220,167	10.00%	10/15/19	249,469
41,202	10.00%	11/15/19	45,677
4,320	10.00%	7/15/20	4,795
32,023	10.00%	12/15/20	35,547
107,195	10.00%	6/15/21	119,118
28,454	10.25%	5/15/09	30,334
20,844	10.25%	11/15/11	22,719
21,455	10.25%	1/15/12	23,556
726	10.25%	2/15/12	797
9,651	10.25%	2/15/12	10,596
8,156	10.25%	7/15/12	8,954
28,797	10.50%	6/15/09	30,786
5,770	10.50%	7/15/10	6,238
9,688	10.50%	9/15/15	10,722
12,654	10.50%	11/15/15	14,004
4,490	10.50%	8/20/17	4,976
48,953	10.50%	11/15/18	54,549
46,029	10.50%	6/15/19	51,445
243,473	10.50%	2/15/20	271,021
191,547	10.50%	8/15/21	217,022
3,132	10.75%	1/15/10	3,395
1,376	10.75%	7/15/11	1,499
26,691	11.25%	6/15/10	29,185
33,963	11.25%	9/15/10	37,136
4,476	11.25%	9/15/10	4,894
6,845	11.25%	2/15/11	7,522
18,388	11.25%	3/15/11	20,208
9,100	11.25%	3/15/11	10,001
41,153	11.25%	4/15/11	45,227
9,635	11.25%	5/15/11	10,588
30,702	11.25%	7/15/11	33,741
6,642	11.25%	7/15/11	7,299
10,013	11.25%	7/15/11	11,004
26,874	11.25%	9/15/11	29,534
12,075	11.25%	10/15/11	13,270
254	11.25%	11/15/11	280
101,973	11.50%	8/15/18	111,771

			31,612,704

Total mortgage pass-through securities (cost: $136,668,834)			135,554,236

See accompanying notes to portfolios of investments on page 60.	19

Sit U.S. Government Securities Fund
September 30, 2006

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

Taxable Municipal Securities (0.3%) (2)
214,000	Bernalillo Multifamily Rev. Series
	1998A, 7.50%, 9/20/20	227,413
35,000	Cuyahoga County Multifamily Rev.
	Series 2000B, 7.00%, 1/20/08	35,556
55,000	Louisiana Comm. Dev. Auth Rev.
	Series 2002B, 5.25%, 12/20/07	54,741
385,000	Maplewood Multifamily Rev.
	Series 1998B, 6.75%, 7/20/15	386,194

Total taxable municipal securities (cost: $689,000)		703,904

U.S. Treasury / Federal Agency Securities (7.3%) (2)
5,000,000	FNMA Strip, zero coupon,
	4.88% effective yield, 11/15/30	1,477,075
	U.S. Treasury Strips, Zero Coupon:
4,700,000	5.28% Effective Yield, 11/15/10	3,909,606
10,975,000	5.36% Effective Yield, 2/15/12	8,615,156
5,000,000	5.45% Effective Yield, 5/15/30	1,623,335
675,000	5.18% Effective Yield, 5/15/16	430,527

Total U.S. Treasury / Federal Agency securities (cost: $15,940,125)		16,055,699

Collateralized Mortgage Obligations (29.6%) (2) Federal Home Loan Mortgage Corp.:
Par ($)	Coupon	Maturity	Market Value ($)(1)

635,950	3.00%	2/15/23	582,438
3,492,294	3.25%	4/15/32	3,201,906
682,528	3.50%	5/15/29	638,119
612,189	4.00%	11/15/14	589,540
2,773,952	4.00%	5/31/25	2,522,239
363,052	4.00%	12/15/32	339,250
1,131,880	4.50%	5/15/32	1,106,574
500,000	5.50%	7/15/31	495,361
5,000,000	5.50%	3/15/32	4,947,527
569,523	7.50%	6/15/17	597,493
299,052	7.50%	9/15/30	311,269
19,333	7.75%	3/18/25	19,787
274,618	8.00%	11/25/22	283,893
96,785	8.00%	3/15/23	100,475
37,390	9.15%	10/15/20	39,246
1,558,851	9.50%	2/15/20	1,628,122

			17,403,239

Federal National Mortgage Association:
Par ($)	Coupon	Maturity	Market Value ($)(1)

3,581,322	3.50%	2/25/33	3,241,063
847,656	3.50%	3/25/33	797,103
395,619	3.50%	8/25/33	352,807
1,691,039	3.50%	6/25/35	1,612,399
1,004,724	3.75%	5/25/33	912,196
1,319,138	4.00%	11/25/32	1,260,770
380,396	4.00%	1/25/33	358,996
1,657,809	4.00%	3/25/33	1,543,057
1,561,564	4.00%	5/25/33	1,473,965
246,825	5.00%	8/25/22	242,369
1,700,000	5.00%	12/25/31	1,621,021
3,911,473	6.50%	10/25/17	4,022,791
94,084	6.85%	12/18/27	97,295
118,173	7.00%	1/25/21	121,814
51,665	7.70%	3/25/23	54,559
256,932	8.00%	7/25/22	272,743
303,666	8.00%	7/25/22	314,249
100,000	8.00%	7/18/27	112,819
460,716	8.00%	7/25/44	483,171
105,039	8.20%	4/25/05	107,957
43,830	8.50%	1/25/21	46,960
50,205	8.50%	4/25/21	51,815
342,362	8.50%	9/25/21	366,965
106,635	8.50%	1/25/25	112,459
356,391	8.50%	6/25/30	431,728
84,757	8.75%	9/25/20	88,154
192,109	8.95%	10/25/20	207,658
608,944	9.00%	7/25/19	654,604
326,009	9.00%	12/25/19	352,026
123,899	9.00%	5/25/20	130,783
75,998	9.00%	6/25/20	81,110
168,692	9.00%	6/25/20	178,508
31,717	9.00%	7/25/20	34,298
160,186	9.00%	9/25/20	173,137
104,310	9.00%	10/25/20	113,114
237,129	9.00%	3/1/24	255,568
1,451,746	9.00%	11/25/28	1,615,303
171,245	9.25%	1/25/20	186,042
167,047	9.50%	12/25/18	182,554
359,396	9.50%	3/25/20	393,220
77,808	9.50%	4/25/20	82,688
217,310	9.50%	5/25/20	236,918
290,355	9.50%	11/25/20	316,160
89,850	9.50%	11/25/31	95,250
418,135	9.60%	3/25/20	458,030

			25,848,196

Government National Mortgage Association:
Par ($)	Coupon	Maturity	Market Value ($)(1)
638,289	4.00%	10/17/29	605,028
2,622,021	7.00%	1/20/32	2,750,812
441,684	8.00%	1/16/30	461,688

			3,817,528

Vendee Mortgage Trust:
Par ($)	Coupon	Maturity	Market Value ($)(1)
1,000,000	5.00%	8/15/28	988,617
1,000,000	5.00%	7/15/30	965,517
150,725	5.63%	2/15/24	152,309
2,000,000	6.00%	2/15/30	2,033,838
8,562,955	6.50%	12/15/28	8,846,670
3,991,191	7.00%	9/15/27	4,115,258
404,867	8.29%	12/15/26	424,040

			17,526,249

Total collateralized mortgage obligations (cost: $66,014,267)			64,595,212

Quantity ($)	Name of Issuer	Market Value ($)(1)

Short-Term Securities (2.9%) (2)
2,000,000	FHLB A.D.N., 4.80%, 10/2/06	1,999,200
4,385,134	Dreyfus Cash Mgmt. Fund, 4.84%	4,385,134

(cost: $6,384,601)		6,384,334

Total investments in securities
(cost: $225,696,827) (6)		$ 223,293,385

See accompanying notes to portfolios of investments on page 60.	21

Sit Tax-Free Income Fund
Six Months Ended September 30, 2006

Senior Portfolio Managers Michael C. Brilley • Debra A. Sit, CFA • Paul J. Jungquist, CFA

          The Sit Tax-Free Income Fund provided a total return of +2.16% for the six month period ended September 30, 2006, compared with a total return of +2.68% for the Lehman 5-Year Municipal Bond Index. The Fund’s 30-day SEC yield was 4.26% and its 12-month distribution rate was 3.85%.
          Bond yields rose initially during the period as the Federal Reserve continued to raise short-term borrowing rates, and then fell as weaker economic data led investors to believe that the current tightening cycle could be complete. The Fed last raised the federal funds target rate on June 29, 2006 to 5.25% and has left it unchanged at its two meetings since then. Treasury yields ended the period lower for all but the very shortest maturities. The municipal curve flattened but remains positively sloped as yields fell 9 basis points for 1-year maturities and between 23 to 41 basis points for maturities in the 5-year to 30-year range.
          The Fund’s largest sector holdings are in insured bonds which performed in line with the Lehman benchmark during the period, and hospital bonds which significantly outperformed as investors continued to reach for yield in an environment of lower issuance volume. The Fund also has significant weightings in other revenue bonds, education bonds and industrial revenue bonds, all of which also outperformed. The aggregate outperformance from these sectors was offset by weakness in the Fund’s multifamily housing holdings, as rental rates in selected markets remain soft, resulting in the Fund’s underperformance on a price basis.
          In April 2006, the Fund’s Board of Directors approved the Investment Adviser’s recommendation to allow the Fund to invest up to 25% of its portfolio in securities rated, or deemed to be rated, below investment grade but B3/B- and above. We believe this change will benefit shareholders by allowing the Fund more attractive investment opportunities in shorter and intermediate duration securities that provide a high level of tax-exempt income. We expect the Fund’s average credit quality to remain A rated. As of September 30, 2006, the Fund had invested approximately 6.5% of the portfolio in a diversified number of non-rated issues of which less than half are deemed to be below investment grade quality. With long term municipal yields close to historic lows, the Fund’s duration remains shorter than its benchmark and we look for opportunities to extend as the yield curve steepens.

INVESTMENT OBJECTIVE AND STRATEGY

          The objective of the Tax-Free Income Fund is to provide a high level of current income that is exempt from federal income tax, consistent with preservation of capital, by investing primarily in investment-grade municipal securities.
          Such municipal securities generate interest income that is exempt from both regular federal income tax and federal alternative minimum tax. During normal market conditions, the Fund invests 100% of its net assets in such tax-exempt municipal securities.

PORTFOLIO SUMMARY

Net Asset Value 9/30/06:	$9.74 Per Shares
3/31/06:	$9.72 Per Shares
Total Net Assets:	$361.9 Million
30-day SEC Yield:	4.26%
Tax Equivalent Yield:	6.55%(1)
12-Month Distribution Rate:	3.85%
Average Maturity:	13.6 Years
Duration to Estimated Avg. Life:	3.7 Years(2)
Implied Duration:	3.8 Years(2)

(1)	For individuals in the 35.0% federal tax bracket.
(2)	See next page.

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*
	Sit		Lipper
	Tax-Free	Lehman	General
	Income	5-Year Muni.	Muni. Bond
	Fund	Bond Index	Fund Index

3 Month**	2.24%	2.58%	3.43%
6 Month**	2.16	2.68	n/a
1 Year	3.39	3.01	4.75
5 Years	3.60	3.82	4.91
10 Years	4.64	4.83	5.37
Inception	5.91	5.85	6.46
(9/29/88)

CUMULATIVE TOTAL RETURNS*
	Sit		Lipper
	Tax-Free	Lehman	General
	Income	5-Year Muni.	Muni. Bond
	Fund	Bond Index	Fund Index

1 Year	3.39%	3.01%	4.75%
5 Year	19.37	20.62	27.09
10 Year	57.41	60.34	68.77
Inception	181.56	178.44	208.76
(9/29/88)
*As of 9/30/06.			**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance; however, fees and expenses are not incorporated in the Lehman 5-Year Muni. Bond Index. The Lipper returns are obtained from Lipper Analytical services, Inc., a large independent evaluator of mutual funds.

(2) Duration is a measure which reflects estimated price sensitivity to a given change in the interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Estimated average life duration is based on current interest rates and the Adviser’s assumptions regarding the expected average life of individual securities held in the portfolio. Implied duration is calculated based on historical price changes of securities held by the Fund. The Adviser believes that the portfolio’s implied duration is a more accurate estimate of price sensitivity provided interest rates remain within their historical range. If interest rates exceed the historical range, the estimated average life duration may be a more accurate estimate of price sensitivity.

GROWTH OF $10,000

The sum of $10,000 invested at inception (9/29/88) and held until 9/30/06 would have grown to $28,156 in the Fund or $27,844 in the Lehman 5-Year Municipal Bond. Index assuming reinvestment of all dividends and capital gains.

QUALITY RATINGS (% OF TOTAL NET ASSETS)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Sit Tax-Free Income Fund
September 30, 2006

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

Municipal Bonds (95.3%) (2)
Alabama (1.7%)
1,375,000	AL State Univ. Rev. Series 2006, 5.25%, 8/1/28	1,493,772
300,000	AL Wtr. Pollution Ctrl. Auth. Revolving Fund Lien Series 1998-B (AMBAC insured), 5.00%, 8/15/2021	307,674
675,000	Birmingham-Southern College Private Educ. Bldg. Rev. Series 1997, 5.35%, 12/1/19	680,859
100,000	DCH Hlth. Care Auth. Fac. Rev. Series 1998 (MBIA insured), 4.875%, 6/01/13	102,640
	Huntsville Hlth. Care Auth. Rev.
200,000	Series 1997-A (MBIA insured), 5.00%, 6/1/17	204,960
1,000,000	Series 2002-A, 5.625%, 4/1/02	1,075,950
1,000,000	Series 2002-B, 5.75%, 6/1/32	1,077,050
750,000	Montgomery Special Care Facs. Fin. Auth. Rev. Series 1997-C (Baptist Med. Ctr. Proj.), 5.375%, 9/1/22	773,888
550,000	Montgomery Med. Clinic Board Hlth. Care Fac. Rev. Series 1991, 7.00%, 3/1/15	551,298

		6,268,091

Alaska (2.2%)
12,505,000	Alaska HFC Gen. Mtg. Rev. Series 1997-A, zero coupon, 6.15% effective yield on purchase date, 12/1/17	6,532,862
	Northern Alaska Tobacco Securitization Corp. Asset-Backed Rev.:
300,000	Series 2000, 6.20%, 6/1/22	320,091
1,250,000	Series 2006-A, 4.625%, 6/1/23	1,249,638

		8,102,591

Arizona (1.6%)
200,000	Bullhead City Special Assessment Impt. Dist. Series 1993 (Bullhead Pkwy. Proj.), 6.10%, 1/1/10	201,102
	Maricopa Co. Indl. Dev. Auth. Multifamily Hsg. Rev.:
400,000	Series 1996-A (Place Five & Greenery Apts. Proj.), Escrowed to Maturity, 6.625%, 1/1/27	430,936
490,000	Series 1996-B (Advantage PT, etc. Proj.), Escrowed to Maturity, 7.375%, 7/1/26	501,368
100,000	Maricopa Co. Pollution Ctrl. Rev. Ref. Public Svc. Series 1996-A (New Mexico Public Svc. Co. Proj.), 6.30%, 12/1/26	102,559
700,000	Phoenix Street & Hwy. User Rev. Ref. Jr. Lien Series 1992, 6.25%, 7/1/11	701,309
	Pima Co. Indl. Dev. Auth. Educ. Rev.:
295,000	Series 2004-I (AZ Charter Schools Proj.), 5.00%, 7/1/12	299,396
250,000	Series 2004-A (Noah Webster Basic School Proj.), 5.25%, 12/15/16	255,498
210,000	Series 2005-M (AZ Charter Schools Proj.), 5.70%, 7/1/23	216,613
750,000	Series 2006 (Fac. Choice Educ. & Dev. Corp. Proj.), 6.00%, 6/1/16	761,468
565,000	Pinal Co. Indl. Dev. Auth. Correctional Fac. Rev. Series 2006-A (Florence West Prison Proj.) (ACA insured), 5.25%, 10/1/23	596,504
500,000	Pinal Co. Certificate of Participation Series 2004, 5.00%, 12/1/26	517,600
	Quail Creek Cmnty. Fac. Dist. G.O. Series 2006:
585,000	4.85%, 7/15/12	592,324
500,000	5.15%, 7/15/16	512,410

		5,689,087

Arkansas (0.8%)
750,000	Bentonville Co. ISD No. 6 Refunding & Construction G.O. Series 2003-A
	(Ambac insured), 4/75%, 6/1/24	759,367
32,881	Drew Co. Public Fac. Bd. Single Family Mtg. Rev. Ref. Series 1993-A2
	(FNMA backed), 7.90%, 8/1/11	32,970
660,000	Maumelle HDC First Lien Rev. Ref. Series 1992-A (Section 8), 7.875%, 7/1/09	661,201
	North Little Rock Hlth. Facs. Bd. Health Care Rev. Series 2001 (Baptist Health Proj.):
300,000	5.00%, 7/1/07	302,415
1,000,000	White Co. Hlth. Care Fac. Rev. Series 2005 (White Co. Med. Ctr. Proj.), 5.00%, 12/1/14	1,039,360

		2,795,313

Quantity ($)	Name of Issuer	Market Value ($)(1)

California (8.8%)
160,000	ABAG Fin. Auth. For Nonprofit Corp. Rev Series 2002 (Redwood Sr. Homes & Svcs. Proj.), 4.10%, 11/15/07	159,837
250,000	Agua Caliente Band Cahuilla Indians Rev. Series 2003, 4.60%, 7/1/08	251,432
120,000	Bay Area Govt. Assoc. Tax Allocation Rev. Series 1994-A (FSA insured), 6.00%, 12/15/14	120,586
250,000	Blythe Redev. Agy. Tax Allocation Ref. Series 1997 (Proj. No. 1), 5.80%, 5/1/28	260,165
200,000	Calexico Cmnty. Redev. Agy. Tax Allocation Series 2000 (Merged Central Bus. District Redev. Proj.) (Ambac insured), 5.375%, 8/1/26	210,486
3,335,000	CA Co. Tobacco Securitization Agy. Asset-Backed Rev. Series 2002 (Alameda Co. Proj.), 4.75%, 6/1/19	3,363,014
	CA Cmnty. Hsg. Fin. Agy. Lease Rev. Pass Thru Oblig.
225,000	Series 2005-D, 4.875%, 4/1/12	225,000
480,000	Series 2005-F, 4.85%, 11/1/12	480,000
750,000	CA Dept. Water Resources Rev. Series 1972 (Central Valley Proj.), 5.25%, 7/1/22	778,845
220,000	CA Dept. Water Resources Rev. Series 1996-Q (Central Valley Proj.)(MBIA insured), 5.375%, 12/1/27	223,854
	CA Educ. Facs. Auth. Rev.:
10,000	Series 1995-A (Pooled College & Univ. Proj.), 5.60%, 12/1/14	10,176
135,000	Rev. Refunded Series 1996 (Chapman Univ. Proj.), 5.125%, 10/1/26	137,846
385,000	Rev. Prerefunded Series 1996 (Chapman Univ. Proj.), 5.125%, 10/1/26	392,731
	CA G.O. Rev. Ref.:
770,000	Series 1993 (FSA insured), 5.125%, 10/1/17	775,444
60,000	Series 1996 (Ambac insured), 5.25%, 6/1/21	60,754
495,000	CA Govt. Fin. Auth. Lease Rev. Series 2003-A (Placer Co. Transportation Proj.), 6.00%, 12/1/28	538,466
	CA Hlth. Facs. Fin. Auth. Rev.:
500,000	Series 1997-B (Cedars-Sinai Med. Ctr. Proj.), 5.125%, 8/1/27	514,915
	Series 2001 (Casa Colina Proj.):
500,000	5.00%, 4/01/08	506,200
500,000	5.50%, 4/01/11	526,385
500,000	CA Fin. Auth. Educ. Rev. Series 2006-A (American Heritage Educ. Fndtn. Proj.), 5.25%, 6/1/2026	513,705
	CA Public Works Board Lease Rev. Series 1993-A (Various CA State Univ. Proj.):
300,000	5.25%, 12/1/13 (5)	300,324
625,000	5.50%, 12/1/2018	625,556
	CA Statewide Cmntys. Dev. Auth. Rev. Series 2005 (Daughters of Charity Hlth. Proj.):
505,000	5.25%, 7/1/11	532,169
2,250,000	East Side Unified High Sch. Dist. Santa Clara Co. G.O. Series 1999-E (FGIC insured), Escrowed to Maturity, 5.00%, 9/1/22	2,274,795
235,000	Garden Grove C.O.P Series 1993 (Bahia Village/Emerald Isle Proj.)(FSA insured), 5.70%, 8/1/23	235,446
	Golden State Tobacco Securitization Corp. Asset-Backed Rev. Series 2005-A:
335,000	5.00%, 6/1/16	336,273
2,000,000	5.00%, 6/1/19	2,049,600
1,250,000	Interest Appreciation Bonds, 6/1/22	1,081,575
750,000	Intercommunity Hosp. Fin. Auth. C.O.P Series 1998 (ACA insured), 5.25%, 11/1/19	776,145
3,175,000	Northern CA Power Agy. Rev. Series 1987-A, 5.00%, 7/1/09	3,177,762
685,000	Northern CA Tobacco Securitization Auth. Asset-Backed Rev. Series 2005-A1, 4.75%, 6/1/23	694,439
500,000	Oakland UNI Sch. Dist. Alameda Co. G.O. Series 2005 (MBIA insured), 5.00%, 8/1/24	531,910
1,000,000	Rancho Cucamonga Redev. Agy. Tax Allocation Series 1996 (MBIA insured), 5.25%, 9/1/16	1,021,210
2,750,000	San Bernardino Co. C.O.P. Series 1996 (Med. Ctr. Fin. Proj.) (MBIA insured), 5.00%, 8/1/28	2,807,888
1,000,000	San Francisco City & Co. Airpts., Intl. Arpt. Rev. Ref. Series 2001-27B (FGIC insured), 5.125%, 5/1/31	1,044,140
750,000	San Joaquin Hills Toll Rd. Rev. Refunding Series 1997-A, 5.25%, 1/15/30	767,798
500,000	Santa Clara Redev. Agy. Tax Allocation Series 2003 (Bayshore North Proj.) (MBIA insured), 5.00%, 6/1/15	501,150

See accompanying notes to portfolios of investments on page 60.	25

Sit Tax-Free Income Fund
September 30, 2006

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

	Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev.:
	Series 2006:
315,000	4.50%, 3/1/11	313,245
385,000	4.875%, 3/1/16	385,273
1,900,000	Series 2001-B, 6.00%, 5/15/22	2,017,268
405,000	Series 2002-A, 5.25%, 6/1/27	439,704

		31,963,511

Colorado (2.5%)
385,000	Aurora Golf Course Enterprise Sys. Rev. Ref. Series 2005, 4.00%, 12/1/08	384,191
225,000	Castle Rock Golf Enterprise Rev. Ref. Series 2005, 3.25%, 12/1/06	224,750
250,000	CO Educ. & Cultural Fac. Rev. Ref. Series 2003-C (Cheyenne Mtn. Charter Sch. Proj.), 4.625%, 6/15/12	256,462
	CO HFA Single Family Program Senior Series:
65,000	1996B-2, 7.45%, 11/1/27	66,027
50,000	1997B-3, 6.80%, 11/1/28	50,748
	CO Hlth. Fac. Auth. Rev.:
750,000	Series 1999 (Steamboat Springs Hlth. Proj.), 5.70%, 9/15/23	786,052
290,000	Series 2000-A (Porter Place Proj.) (GNMA collateralized), 5.10%, 1/20/11	297,902
1,000,000	Series 2000 (Evangelical Lutheran Proj.), 6.25%, 12/1/10	1,084,490
1,000,000	Series 2002 (Evangelical Lutheran Proj.), 5.90%, 10/1/27	1,079,720
250,000	Series 2005 (Covenant Retirement Cmntys. Proj.), 4.50%, 12/1/07	251,425
400,000	Series 2005 (Covenant Retirement Cmntys. Proj.), 4.50%, 12/1/08	403,528
750,000	Series 2005-F (Poudre Valley Hlth. Care Proj.), 5.00%, 3/1/25	771,255
600,000	Denver Hsg. Corp. Multifamily Rev. Ref. Series 1997-A (Section 8), 5.35%, 10/1/12	610,518
255,000	Denver West Met. Dist. Refunding G.O. Series 2005, 3.40%, 12/1/07	253,386
435,000	E-470 Pub. Hwy. Auth. Rev. Senior Series 1997-A (MBIA insured), 5.00%, 9/1/26	443,478
500,000	Inverness Wtr. & Sanitation Dist. Arapahoe & Dougles Cos. G.O. Series 2006-A (Radian insured), 4.60%, 12/1/19	504,540
1,250,000	Midcities Metro Dist. No. 2 G.O. Ref. & Impt. Series 2006 (Radian insured), 5.125%, 12/1/30	1,316,263
	SBC Met. Dist. G.O. Ref. Series 2005 (ACA insured):
150,000	3.125%, 12/1/06	149,790
205,000	3.00%, 12/1/07	202,628
5,000	Thornton Single Family Mtg. Rev. Ref. Series 1992-A, 8.05%, 8/1/09	5,016

		9,142,169

Connecticut (0.8%)
	Mashantucket Western Pequot Tribe Subordinated Special Rev.:
750,000	Series 2006-A, 5.50%, 9/1/36	780,210
300,000	Series 1997-B, 5.75%, 9/1/18	308,904
1,850,000	Series 1999-B, zero coupon, 5.05% effective yield on purchase date, 9/1/09	1,616,530
500,000	Series 1999-B, zero coupon, 5.12% effective yield on purchase date, 9/1/26	304,740

		3,010,384

Delaware (0.1%)
250,000	DE Hlth. Fac. Auh. Rev. Series 2005-A (Beebe Med. Ctr. Proj.), 5.00%, 6/1/07	252,015

Florida (6.7%)
700,000	Belmont Cmnty. Dev. Dist. Cap. Impt. Rev. Series 2006-B, 5.125%, 11/01/2014	705,733
500,000	Capital Trust Agy. Hsg. Rev. Series 2005-B (Sub-Atlandtic Hsg. Foundation Proj.), 4.50%, 7/1/15	507,200
600,000	Capital Trust Agy. Multifamily Rev. Sr. Series 2003-A (Golf Villas, Rivermill, and Village Square Apts. Proj.), 4.75%, 6/1/13	580,302
800,000	Charlotte Co. Utility Rev. Ref. Series 1996-A (FGIC insured), 5.625%, 10/01/16	817,296

Quantity ($)	Name of Issuer	Market Value ($)(1)

550,000	Collier Co. HFA Multifamily Hsg. Rev. Series 2002-C (Goodlette Arms Proj.), 5.25%, 8/15/15	572,088
385,000	Dade Co. Hlth. Fac. Auth. Hosp. Rev. Ref. Series 1993-A (Baptist Hosp. Miami Proj.) (MBIA insured), 5.25%, 5/15/21	385,397
500,000	Dade Co. School Dist. G.O. Series 1997 (MBIA insured), 5.00%, 2/15/15	507,330
	Escambia Co. Hlth. Facs. Auth. Rev. Series 1998 (Baptist Hosp. & Manor Proj.):
200,000	5.00%, 10/01/08	203,748
470,000	5.125%, 10/1/19	480,326
100,000	Fiddlers Creek Cmnty. Dev. Dist. No. 2 Spl. Assmt. Rev. Series 2003-B, 5.75%, 5/1/13	104,618
500,000	FL Div. Bd. Fin. Dept. Gen. Svcs. Rev. Series 1997-A, 5.00%, 7/1/11	510,050
750,000	FL HFC Hsg. Rev. Hsg. Series 2000-D-1 (Augustine Club Apts. Proj.) (MBIA insured), 5.75%, 10/1/30	787,987
500,000	FL Brd. Educ. Cap. Outlay G.O. Series 1998-A (Pub. Educ. Proj.) (FSA insured), 5.20%, 6/1/23	515,495
1,950,000	FL University Cap. Impt. Rev. Series 2004, 5.125%, 9/1/33	2,010,957
	Highlands Co. Hlth. Fac. Auth. Hosp. Rev. (Aventist Hlth. Proj.):
340,000	Unrefunded Series 1998, 5.25%, 11/15/28	348,820
10,000	Rev. Prerefunded Series 1998, 5.25%, 11/15/28	10,429
500,000	Series 2005-I, 5.00%, 11/15/29	516,070
425,000	Ref. Series 2005-B, 5.00%, 11/15/30	438,494
1,000,000	Series 2006-C, 5.25%, 11/15/36	1,058,740
	Hillsborough Co. Indl. Dev. Auth. Hosp. Rev. Ref. Series 2003-A (Tampa Gen. Hosp. Proj.):
500,000	5.25%, 10/1/24	529,400
475,000	Hillsborough Co. Indl. Dev. Auth. Indl. Rev. Series 1999-A (Hlth. Facs. Proj. - Univ. Cmnty. Hosp.), 5.625%, 8/15/23	496,570
1,250,000	Lake Ashton Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2005-B, 4.875%, 11/1/10	1,254,950
400,000	Lakeland Hosp. Sys. Rev. Ref. Series 1997 (Lakeland Regl. Med. Center Proj.) (MBIA insured), 5.00%, 11/15/22	407,376
545,000	Lee Co. Indus. Dev. Auth. Hlth. Care Fac. Rev. Series 1999-A (ShellPoint Village Proj.), 5.50%, 11/15/08	557,590
585,000	Marion Co. Hosp. Dist. Rev. Ref. Series 1999 (Munroe Regl. Med. Ctr. Proj), 5.25%, 10/1/10	612,828
405,000	Martin Co. Hlth. Fac. Auth. Hosp. Rev. Ref. Series 2002-B (Martin Memorial Med. Ctr. Proj.), 4.875%, 11/15/12	415,060
400,000	Miami - Dade Co. Spl. Oblig. Rev. Series 1997-B, zero coupon, 4.79% effective yield on purchase date, 10/1/35	368,076
	North Broward Hosp. Dist. Rev. Series 1997 (MBIA insured):
100,000	Prerefunded Series, 5.375%, 1/15/24	101,523
180,000	Unrefunded Balance Series, 5.375%, 1/15/24	182,524
1,000,000	Orange Co. Hlth. Fac. Auth. Rev. Series 2006-B (Orlando Regl. Hlth. Care Proj.), 5.125%, 11/15/39	1,045,240
	Palm Beach Co. Hlth. Fac. Auth. Rev. Ref.:
125,000	Series 1996 (Retirement Cmnty. Proj.), 5.625%, 11/15/20	127,691
200,000	Series 2003 (Abbey Delray South Proj.), 5.15%, 10/1/12	208,752
	Pinellas Co. Educ. Fac. Auth. Rev. Series 2006 (Eckerd College Proj.) (ACA insured):
350,000	4.50%, 10/1/14	354,816
680,000	4.625%, 10/1/16	690,071
25,000	Plantation Water & Sewer Rev. Series 1989 (MBIA insured), zero coupon, 5.45% effective yield on purchase date (MBIA insured), 3/1/07	24,419
3,105,000	Port Everglades Auth. Rev. Ref. Series 1989-A (FSA insured), 5.00%, 9/1/16	3,115,184
	South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp. Inc. Proj.):
285,000	4.25%, 10/1/08	285,336
700,000	5.50%, 10/1/13	747,509
500,000	South Miami Hlth. Fac. Auth. Hosp. Rev. Series 2003 (Baptist Hlth. So. FL Grp. Proj.), 5.20%, 11/15/28	521,270
750,000	Sterling Hill Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series, 5.10%, 5/1/11	755,453
500,000	Zephyr Ridge Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.25%, 5/1/13	503,570

		24,366,288

See accompanying notes to portfolios of investments on page 60.	27

Sit Tax-Free Income Fund
September 30, 2006

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

Georgia (1.3%)
500,000	Atlanta Dev. Auth. Rev. Series 2005-C (Tuff ATDC Proj.), 5.00%, 1/1/31	510,130
750,000	Chatham Co. Hosp. Auth. Rev. & Impt. Series 2004-A (Mem. Health Univ. Proj.), 5.50%, 1/1/34	795,457
590,000	Cobb Co. Dev. Auth. Pkg. Rev. Series 2004 (Kennesaw State Univ. Fdn., Inc. Proj.) (MBIA insured), 5.00%, 7/15/29	619,860
1,500,000	East Point Tax Allocation Series 2002-A, 8.00%, 2/1/26	1,715,505
	Private Colleges & Univ. Auth. Rev. Ref. Series 1999-A (Mercer Univ. Proj.):
300,000	4.45%, 10/1/07	301,083
750,000	5.25%, 10/1/14	772,103

		4,714,138

Illinois (13.4%)
475,000	Blue Island Tax Increment G.O. Ref. Series 1997 (MBIA insured), 5.10%, 12/15/12	483,232
	Broadview Village of Cook Co. Tax Increment Rev. Series 1999:
1,410,000	5.00%, 7/1/07	1,422,084
1,085,000	5.05%, 7/1/08	1,105,355
2,030,000	5.10%, 7/1/09	2,085,987
	Chicago Brd. Educ. G.O. Series 1997-A (Chicago School Reform Proj.):
500,000	5.25%, 12/1/22	517,425
750,000	5.25%, 12/1/30	775,957
585,000	Chicago G.O. Series 1996-B (FGIC insured), Unrefunded, 5.125%, 1/1/25	593,588
50,000	Chicago Metro Hsg. Dev. Corp. Mtg. Rev. Ref. Series 1992-A (FHA insured) (Section 8), 6.85%, 7/1/22	51,363
250,000	Du Page Co. Spl. Svc. Areano 31 Spl. Tax Series 2006 (Monarch Landing Proj.), 5.40%, 3/1/16	260,290
700,000	Hodgkinds Tax Increment Rev. Ref. Senior Series 2005, 5.00%, 1/1/07	702,009
435,000	IL DFA Rev. Series 2002-A (Chicago Charter School Fdn. Proj.), 5.25%, 12/1/12	439,533
	IL DFA Pollution Ctrl. Rev. Ref.:
300,000	Series 1993-C2 (Central IL Public Svc. Co. Proj.), 5.70%, 8/15/26	300,396
2,500,000	Series 2000-A (Ameren CIPS Proj.), 5.50%, 3/1/14	2,522,300
2,750,000	Series 1993-C1 (Central IL Pub. Svc. Co.), 5.95%, 8/15/26	2,786,410
	IL DFA Refunding & New Money Rev. (Cmty. Rehab. Providers Fac. Acquisition Program):
1,740,000	Series 1997-A, 5.80%, 7/1/08	1,769,128
2,635,000	Series 1997-A, 6.05%, 7/1/19	2,692,733
300,000	Series 1997-A, 5.90%, 7/1/09	305,310
4,765,000	Series 1997-A, 6.00%, 7/1/15	4,862,635
1,240,000	Series 1997-C, 5.65%, 7/1/19	1,276,506
845,000	Series 1998-A, 5.50%, 7/1/12	867,587
250,000	Series 1998-A, 5.70%, 7/1/19	257,585
115,000	Series 2002-A (Cmnty. Rehab. Providers Fac. Proj.), 5.70%, 7/1/12	119,790
	IL Fin. Auth. Rev.:
500,000	Ref. Series 2006 (Luther Hillside Village Proj.), 5.25%, 2/1/37	519,335
700,000	Series 2006-A (Three Crowns Park Plaza Proj.), 5.875%, 2/15/38	722,239
500,000	Series 2006-B2 (Three Crowns Park Plaza Proj.), 5.40%, 2/15/38	501,010
1,250,000	IL Educ. Facs. Auth. Rev. Series 1998-A (Univ. Chciago Proj.) (MBIA-IBC Insured), 5.125%, 7/1/38	1,286,700
5,000	IL HDA Multifamily Rev. Series 1994-5 (Section 8), 6.75%, 9/1/23	5,064
500,000	IL Fin. Auth. Multifamily Rev. Series 2005-A (Senior Living-Bethel Terrace Apt. Proj.)	488,960
	(Section 8), 4.75%, 9/1/15
500,000	IL Fin. Auth. Educ. Rev. Series 2006-E (Uno Charter School Network Proj.) (ACA Insured), 5.00%, 9/1/26	514,165
	IL Hlth. Fac. Auth. Rev.:
1,100,000	Ref. Series 1994 (Passavant Memorial Area Hospital Assn.) (MBIA insured), 5.95%, 10/1/11	1,149,852

Quantity ($)	Name of Issuer	Market Value ($)(1)

1,895,000	Ref. Series 1993-A (Edward Hosp. Proj.), 6.00%, 2/15/19	1,928,428
55,000	Unrefunded Balance Series 1996 (MBIA insured), 5.80%, 8/15/16	56,999
350,000	Ref. Series 1996-B (Sarah Bush Lincoln Hlth. Ctr. Proj.), 5.50%, 2/15/16	358,435
125,000	Series 1997-A (Edward Oblig Group Proj.) (Ambac insured), 5.25%, 2/15/27	128,302
660,000	Ref. Series 1999 (Silver Cross Hosp. Proj.), 5.25%, 8/15/15	683,371
970,000	Ref. Series 2001 (Decatur Memorial Hospital Proj.), 4.625%, 10/1/08	982,164
500,000	Series 2000 (IA Health System Proj.), 6.75%, 2/15/13	553,405
200,000	IL Sales Tax Rev. Series 1994-U, 5.00%, 6/15/10	200,210
370,000	IL State G.O. Series 1995, 5.50%, 7/1/10	374,240
	Lombard Public Facs. Corp. Rev. First Tier Series 2005-A1 (Conference Ctr. & Hotel Proj.):
115,000	6.375%, 1/1/15	118,206
750,000	(ACA insured) 5.50%, 1/1/25	805,035
1,000,000	(ACA insured) 5.50%, 1/1/30	1,071,030
2,000,000	Malta Tax Allocation Rev. Series 2006, 5.75%, 12/30/25	2,006,180
250,000	Melrose Park Tax Increment G.O. Series 1999-A (FSA insured), 5.25%, 12/15/15	257,765
	Southwestern IL Dev. Auth. Rev. Series 1999 (Anderson Hosp. Proj.):
750,000	5.375%, 8/15/15	775,343
2,625,000	5.625%, 8/15/29	2,704,590
2,300,000	Southwestern IL Dev. Auth. Local Govt. Prog. Rev. Series 1998-A (City of East St. Louis
	Tax Increment Financing Proj.), 6.00%, 4/1/10	2,269,387
500,000	Univ. IL Rev. Hlth. Svc. Facs. Series 1997-A, 5.80%, 10/1/18	519,605
395,000	Upper Illinois River Valley Dev. Auth. Rev. Series 2001 (Morris Hosp. Proj.), 6.05%, 12/1/11	426,742
440,000	Will Co. Spl. Educ. Rev. Series 2006, 5.40%, 1/1/18	471,192
500,000	Will Co. Student Hsg. Rev. Series 2002-A (Joliet Junior College Proj.), 6.375%, 9/1/13 (7) (8)	311,600

		48,386,757

Indiana (3.3%)
500,000	Boone Co. Redev. Tax Increment Rev. Series 2005-B, 5.375%, 8/1/23	531,850
	IN Hlth. & Educ. Fac. Fin. Auth. Rev. Series 2005 (Baptist Homes of IN Proj.):
400,000	5.25%, 11/15/25	424,076
215,000	IN Hlth. Fac. Fin. Auth. Hlth. Fac. Rev. Series 1998 (Holy Cross Health Sys. Corp. Proj.)
	(MBIA insured), 5.00%, 12/1/28	220,233
	IN Hlth. Fac. Fin. Auth. Hosp. Rev.:
	Series 1993 (Community Hosp. of Anderson Proj.) (MBIA insured):
135,000	6.00%, 1/1/14	135,234
650,000	6.00%, 1/1/23	650,864
600,000	Ref. Series 1998 (Floyd Memorial Hosp. & Hlth. Svcs. Proj.), 5.25%, 2/15/18	616,002
	Series 2001-A (Community Foundation Northwest IN):
1,000,000	6.00%, 8/1/07	1,013,160
1,000,000	6.00%, 8/1/08	1,027,080
1,320,000	5.50%, 8/1/13	1,380,694
405,000	6.375%, 8/1/21	437,991
190,000	6.375%, 8/1/31	203,600
300,000	Series 2004-A (Community Foundation Northwest IN), 4.75%, 3/1/14	301,479
500,000	IN HFA Single Family Mtg. Rev. Ref. Series 1992-A, 6.80%, 1/1/17	513,150
	IN Hlth. Fac. Fin. Auth. Rev. Ref. Series 1998:
170,000	(Greenwood Village South Proj.), 5.35%, 5/15/08	170,090
1,875,000	(Marquette Manor Proj.), 5.00%, 8/15/18	1,882,106
1,125,000	IN State Dev. Fin. Auth. Rev. Educ. Facs. Series 2003 (Archdiocese Indpls. Proj.), 5.50%, 1/1/33	1,193,186
735,000	Munster Muni Ctr. Corp. Rev. Series 2006 (First MTG Proj.), 4.875%, 7/15/21	753,772
250,000	Shelby Co. Indl. Jail Bldg. Corp. Rev. Ref. Series 1996 (First Mtg. Proj.) (MBIA insured), 5.30%, 7/15/07	253,245

See accompanying notes to portfolios of investments on page 60.	29

Sit Tax-Free Income Fund
September 30, 2006

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

340,000	St. Joseph Co. Ind. Hosp. Auth. Facs. Rev. Series 2005 (Madison Ctr. Oblig. Group. Proj.), 4.25%, 2/15/07	340,003

		12,047,815

Iowa (0.7%)
	Coralville Urban Renewal Rev. Tax Increment Series 2006-A:
240,000	5.00%, 6/1/11	244,586
115,000	5.00%, 6/1/12	117,439
120,000	5.00%, 6/1/14	120,580
185,000	5.00%, 6/1/15	185,350
1,130,000	IA Fin. Auth. Multifamily Hsg. Rev. Ref. Series 1997-A (Kingswood Apts. Proj.) (GNMA-collateralized), 6.15%, 5/1/32	1,161,471
	IA Fin. Auth Single Family Rev. Series 2000-D (GNMA/FNMA Mtg. Backed Securities Proj.):
110,000	5.65%, 7/1/07	110,725
105,000	5.75%, 7/1/09	108,103
400,000	Washington Co. Hosp. Rev. Series 2006 (Washington Co. Hosp. Proj.), 5.125%, 7/1/15	410,756

		2,459,010

Kansas (0.0%)
45,000	Olathe & Labette Cos. Mtg. Loan Rev. Series 1991-B (GNMA collateralized) zero coupon, 7.56% effective yield on purchase date, 2/1/23	14,167

Louisiana (1.0%)
7,200,000	Capital Appreciation Series 2000-D1 (GNMA & FNMA collateralized) zero coupon, 6.46% effective yield on purchase date, 4/1/34	1,271,088
500,000	New Orleans Auth. Spl. Tax Sr. Sub. Series 2003-A (Ernest N Morial Proj.) (Ambac Insured), 5.25%, 7/15/28	526,190
	LA Public Facs. Auth. Rev.:
500,000	Series 1995-A (Glen Retirement Sys. Proj.), 6.50%, 12/1/15	506,640
500,000	Series 2002-B (Ochsner Clinic Fdn. Proj.), 5.50%, 5/15/32	528,940
400,000	Orleans Levee Dist. Rev. Series 1995-A (Tr. Rcpts.) (FSA insured), 5.95%, 11/1/14	410,616
450,000	South LA Port Common Rev. Ref. Series 1997 (Cargill, Inc. Proj.), 5.85%, 4/1/17	461,178

		3,704,652

Maine (0.6%)
1,000,000	Skowhegan Pollution Ctrl. Rev. Ref. Series 1993 (Scott Paper Co. Proj.), 5.90%, 11/1/13	1,001,780
1,000,000	South Berwick Educ. Rev. Series 1998 (Berwick Academy Issue), 5.25%, 8/1/13	1,021,000

		2,022,780

Maryland (0.1%)
310,000	MD Economic Dev. Corp. Rev. Ref. Sr. Lien Series 2006-A (Chesapeake Bay Proj.), 4.75%, 12/1/11	308,016

Massachusetts (0.9%)
380,000	Lynn Mass. Wtr. & Swr. Rev. Series 2003-A (MBIA Insured), 5.00%, 12/1/32	397,438
	MA Hlth. & Educ. Fac. Auth. Rev.:
250,000	Series 1993-E (South Shore Hosp. Proj.) (MBIA insured), 5.50%, 7/1/20	253,363
1,000,000	Series 1998-B (Cape Cod Healthcare Obligated Group Issue Proj.), 5.25%, 11/15/13	1,027,240
	MA Dev. Fin. Agy. Rev.
	Series 2005 (Evergreen Ctr., Inc.):
185,000	4.00%, 1/1/07	184,778
195,000	4.00%, 1/1/08	193,694
200,000	4.00%, 1/1/09	197,614
500,000	Series 2005-A (Curry College Proj.) (ACA Insured), 4.55%, 3/1/16	507,570
600,000	MA Indus. Fin. Agy. Rev. Series 1995 (St. Mark’s School Issue), 6.00%, 1/1/15	609,354

		3,371,051

Quantity ($)	Name of Issuer	Market Value ($)(1)

Michigan (2.4%)
	Chandler Park Academy Public School Rev. Series 2005:
80,000	3.60%, 11/1/07	79,497
125,000	4.00%, 11/1/09	123,994
500,000	5.00%, 11/1/22	504,705
1,000,000	Kent Hosp. Fin. Auth. Rev. Series 2005-A (Met Hosp. Proj.), 6.00%, 7/1/35	1,098,750
1,000,000	Kentwood Econ. Dev. Ltd. Oblig. Series 2006-A (Holland Home Proj.), 5.25%, 11/15/26	1,025,210
	MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2006 (Black River School Proj.):
115,000	5.125%, 9/1/11	116,065
250,000	5.50%, 9/1/19	254,580
	MI Hosp. Fin. Auth. Rev. Ref. Series 1997-A:
635,000	(Detroit Medical Group), 5.25%, 8/15/27	653,904
750,000	MI Strategic Fund Ltd. Obligation Rev. Ref. Series 2003 (Dow Chemical Proj.)
	(Mandatory Put 6/1/08), 4.60%, 6/1/14	758,258
750,000	Monroe Co. Hosp. Fin. Auth. Hosp. Rev. Ref. Series 2006 (Mercy Memorial Hosp. Proj.), 5.375%, 6/1/26	786,855
500,000	Plymouth Educ. Ctr. Charter Schl. Academy Rev. Ref. Series 2005, 5.00%, 11/1/11	507,375
300,000	Pontiac Tax Increment Fin. Auth. Rev. Ref. Series 2002 (Dev. Area 2 Proj.) (ACA insured), 5.625%, 6/1/22	319,350
2,095,000	Southfield Econ. Dev. Corp. Ltd. Obligation Rev. Series 1998-A (Lawrence Tech. Univ. Proj.), 5.25%, 2/1/13	2,132,291
	Summit Academy North Public School C.O.P. Series 2001:
145,000	5.95%, 7/1/07	147,227

		8,508,061

Minnesota (2.6%)
3,365,000	Dakota Co. HRA Multifamily Mtg. Rev. Ref. Series 1997-A (Park Place Apts. Proj.)(GNMA Collateralized), 6.875%, 2/20/32	3,574,404
740,000	Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.)(Section 8), 6.375%, 4/1/20	763,044
5,000,000	Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 5.295%, 11/1/32	5,096,500

		9,433,948

Mississippi (0.4%)
325,000	MS Dev. Bank Spl. Oblig. Rev. Ref. Series 1998 (Three Rivers Solid Waste Proj.), 5.125%, 7/1/14	325,176
100,000	MS Business Fin. Corp. Hlth. Fac. Rev. Series 1998 (Rush Medical Foundation Inc. Proj.), 5.375%, 7/1/15	99,922
1,000,000	MS Hosp. Equip. & Facs. Auth. Rev. Series 1997-A (Rush Med. Fdn. Proj.), 6.00%, 1/1/16	1,022,350

		1,447,448

Missouri (2.4%)
1,000,000	Cameron Indl. Dev. Auth. Rev. Ref. Series 2000 (Cameron Cmnty. Hosp. Proj.) (ACA insured), 5.80%, 12/1/09	1,023,400
500,000	Cape Girardeau Co. Indl. Dev. Auth. Hlth. Care Fac. Rev. Series 2002 (Southeast MO Hosp. Assoc. Proj.), 5.75%, 6/01/32	524,825
205,000	Chesterfield Rev. Ref. & Impt. Series 2002 (Chesterfield Vy. Projs.), 4.50%, 4/15/16	205,080
500,000	Chillicothe Tax Increment Rev Series 2006 (South U.S. 65 Proj.), 5.625%, 4/1/27	504,945
155,000	Greene Co. C.O.P. Series 2000 (Law Enforcement Proj.), 5.50%, 7/1/09	159,064
375,000	Hannibal Indl. Dev. Auth. Tax Increment & Transn. Dev. Rev. Ref. & Impt. Series 2006 (Stardust-Munger Proj.), 4.70%, 4/15/23	376,166
	MO Dev. Finance Board Infrastructure Fac. Rev.:
	Series 2000A (Eastland Ctr. Proj. Phase 1):
710,000	5.75%, 4/1/09	728,481
550,000	5.75%, 4/1/12	569,608
1,000,000	Series 2000-B (Eastland Ctr. Proj. Phase 2), 6.00%, 4/1/15	1,049,620
500,000	MO Hlth. & Educ. Fac. Auth. Rev. Series 2005-A (Sr. Living Fac.-Lutheran Sr. Svcs. Proj.), 5.375%, 2/1/35	521,240
700,000	MO Hlth. & Educ. Fac. Auth. Educ. Fac. Rev. Series 1999 (Park College Proj.), 5.55%, 6/1/09	701,064

See accompanying notes to portfolios of investments on page 60.	31

Sit Tax-Free Income Fund
September 30, 2006

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

	MO Environmental Impt. & Energy Res. Auth. Water Fac. Rev. Ref.:
825,000	Series 1996, 5.25%, 12/1/09	835,412
150,000	Series 1999 (Tri-Co. Water Auth. Proj.)(Radian insured), 5.50%, 4/1/07	151,355
1,000,000	St. Louis Indl. Dev. Auth. Tax-Exempt Impt. Rev. Series 1998 (St. Louis Zoo Fdn.)
	(LOC Nationsbank), 5.10%, 8/15/12	1,022,570
275,000	Univ. City Indl. Dev. Auth. Hsg. Rev. Ref. Series 1995-A (Canterbury Proj., 5.75%, 12/20/15	275,305

		8,648,135

Montana (0.3%)
1,000,000	MT Fac. Fin. Auth. Rev. Series 2005 (Great Falls Pre-Release Svcs. Proj.), 5.08%, 4/1/21	1,047,150

Nevada (1.3%)
1,000,000	Humboldt Co. Pollution Ctrl. Rev. Ref. Series 1987 (Sierra Pac. Proj.), 6.55%, 10/1/13	1,018,210
600,000	Las Vegas Paiute Tribe Rev. Series 2002A (ACA insured), 6.625%, 11/1/17	670,710
350,000	North Las Vegas LOC Impt. Spl. Assessment Ref. Sub. Spl. Series 2006-B (Impt. Dist. No. 60), 4.50%, 12/1/10	353,028
	NV Hsg. Dev. SF Mtg. Program:
	Series 1995-A:
400,000	6.00%, 6/1/08	400,548
1,000,000	6.125%, 6/1/12	1,001,250
160,000	Mezzanine Series 1998B-1, 5.30%, 4/1/16	164,827
1,000,000	Washoe Co. Gas & Water Fac. Rev. Ref. Series 1987 (Ambac insured), 6.30%, 12/1/14	1,017,240

		4,625,813

New Hampshire (1.4%)
	Manchester Hsg. & Redev. Auth. Rev.:
300,000	Series 2000-B (Radian insured) zero coupon, 5.25% effective yield on purchase date, 1/1/19	173,055
890,000	Series 2000-A (ACA insured), 6.75%, 1/1/15	963,541
	NH Hlth. & Educ. Fac. Auth. Rev.:
500,000	Series 2004 (Covenant Hlth. Proj.), 5.00%, 7/1/14	520,835
485,000	Series 2006 (The Memorial Hosp. Proj.), 5.25%, 6/1/16	508,508
590,000	Series 2006-A (Havenwood-Heritage Heights Proj.), 5.00%, 1/1/16	589,091
	NH Hlth. & Educ. Facs. Auth. Hosp. Rev. Series 2004 (Speare Mem. Hosp. Proj.):
255,000	5.00%, 7/1/10	257,588
500,000	5.00%, 7/1/16	506,150
690,000	NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1997 (Catholic Charities Proj.), 5.75%, 8/1/12	704,180
280,000	NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1997 (Monadnock Cmnty. Hosp.), 5.25%, 10/1/07	282,646
390,000	NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1998 (New Hampton School), 5.00%, 10/1/08	394,953
190,000	NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1998 (Rivier College Proj.), 5.55%, 1/1/18	196,732

		5,097,279

New Jersey (0.1%)
365,000	NJ Hlth. Care Facs. Fin. Auth. Rev. Series 1997 (Capital Health Sys. Proj.), 5.125%, 7/1/12	374,902

New Mexico (0.4%)
705,000	NM MFA Forward Mortgage-Backed Series 1995-E (GNMA collateralized), 6.95%, 1/1/26	709,477
500,000	NM Hsg. Auth. Region III Multifamily Hsg. Rev. Series 2003-A (Villa Del Oso Apts. Proj.), 6.00%, 7/1/17	511,370
160,000	Taos Co. Gross Receipts Tax Rev. Series 2004 (Co. Education Improvement Proj.), 3.25%, 10/1/08	157,437

		1,378,284

New York (0.8%)
170,000	Monroe Co. Indl. Dev. Agy. Student Hsg. Rev. Series 1999-A (Collegiate Hsg. Fdn. - Rochester Institute of Technology Proj.), 4.90%, 4/1/09	171,746
1,230,000	NY Dorm Auth. Rev. Series 1996-A (Maimonides Med. Ctr. Proj.), 5.75%, 8/1/24	1,256,666

Quantity ($)	Name of Issuer	Market Value ($)(1)

60,000	NY Dorm Auth. Rev. Series 2002 (FHA insured), 4.00%, 2/1/12	60,053
190,000	NY Cos. Tobacco Trust IV Settlement Pass-Thru Rev. Series 2005-A, 4.25%, 6/1/21	187,925
135,000	NY G.O. Series 1996-G, 5.75%, 2/1/17	137,249
	NY Tobacco Settlement Fing. Corp Asset-Backed Rev.:
160,000	Series 2003-C1, 5.00%, 6/1/11	160,187
250,000	Series 2003-C1, 5.25%, 6/1/13	256,505
500,000	Series 2003-C1, 5.50%, 6/1/14	522,800

		2,753,131

North Carolina (0.6%)
500,000	Charlotte-Mecklenburg Hosp. Auth. Hlth. Care Sys. Rev. Series 1997-A (Carolinas Hlth. Care Proj.), 5.00%, 1/15/14	511,610
215,000	Mecklenburg Co. Indus. Facs. & Pollution Ctrl. Fin. Auth. Rev. Series 1993 (Fluor Corp. Proj.), 5.25%, 12/1/09	215,204
250,000	NC Med. Care Commission Hosp. Rev. Series 1995 (Gaston Memorial Hsop. Proj.), 5.50%, 2/15/19	256,978
500,000	NC Med. Care Commission Hlth. Care Hsg. Rev. Series 2004-A (The ARC of NC Proj.), 4.65%, 10/1/14	507,680
420,000	NC Med. Care Commission Rev. Series 2003 (FHA Insd. Mtg.-Betsy Johnson Proj.) (FSA insured), 5.375%, 10/1/24	455,780
200,000	Northern Hosp. Dist. Surry. Co. Hlth. Care Facs. Rev. Series 1999, 5.50%, 10/1/19	211,570

		2,158,822

Ohio (1.7%)
75,000	Akron Waterworks Rev. Ref. Series 1996 (MBIA insured), 4.80%, 3/1/07	75,364
295,000	Cleveland-Cuyahoga Port. Auth. Dev. Rev. Series 1999-A (Port of Cleveland Bond Fund Capital Imprv. Proj.), 5.375%, 5/15/19	299,502
	Cleveland-Cuyahoga Co. Port. Auth. Dev. Rev. :
700,000	Series 2004-D (Garfield Heights Proj.), 5.25%, 5/15/23	719,670
610,000	Series 2004-E (Meyers Univ. Proj.), 4.65%, 5/15/14	611,915
530,000	Series 2004-E (Meyers Univ. Proj.), 5.60%, 5/15/25	548,847
275,000	Series 2005-B (Fairmount Proj.), 5.125%, 5/15/25	280,101
750,000	Series 2006-A (Sr. Hsg. - St. Clarence - Geac Proj.), 6.00%, 5/1/21	766,905
430,000	Cleveland C.O.P. Series 1997 (Cleveland Stadium Proj.), 5.25%, 11/15/2027	444,461
120,000	Cleveland Pub. Pwr. Sys. Rev. Ref. Subordinate Series 1996-1 (MBIA insured), 5.00%, 11/15/24	122,605
1,000,000	Dayton Special Facs. Rev. Ref. Series 1998-A (Emery Air Freight Proj.), 5.625%, 2/1/18	1,040,560
805,000	Lorain Co. Hosp. Rev. Series 1997-B (Catholic Hlth.Care Partners Proj.) (MBIA insured), 5.50%, 9/1/27	832,434
500,000	Miami Co. Hosp. Fac. Rev. Ref. Impt. Series 2006 (Upper Valley Med. Ctr. Proj.), 5.25%, 5/15/17	534,375

		6,276,739

Oklahoma (2.6%)
	Citizen Potawatomi Nation Tax Rev. Series 2004-A:
660,000	5.00%, 9/1/08	661,973
500,000	6.50%, 9/1/16	531,095
250,000	Langston Econ. Dev. Auth. Rev. Series 2005-A (Langston Univ. Proj.) (ACA insured), 5.00%, 5/1/35	254,355
500,000	McClain Co. Econ. Dev. Auth. Educ. Fac. Lease Rev. Series 2006 (Newcastle Pub. School Proj.),
	4.125%, 9/1/08	500,470
	Norman Regl. Hosp. Auth. Rev.:
1,500,000	Ref. Series 1996-A (MBIA insured), 5.625%, 9/1/16	1,532,085
340,000	Ref. Series 1996-A (MBIA insured), 5.625%, 9/1/21	347,235
500,000	Series 2005, 5.50%, 9/1/24	535,505
915,000	Oklahoma St. Ind. Auth Rev. Series 2006 (YMCA Greater OK Earlywine Proj.), 4.875%, 7/1/22	901,092
1,345,000	Tulsa Indl. Auth. Educ. Fac. Rev. Ref. Series 1999-B (Holland Hall School Proj.), 5.00%, 12/1/14	1,379,055
995,000	Valley View Hosp. Auth. Rev. Ref. Series 1996, 6.00%, 8/15/14	1,015,895
1,250,000	Washington Co. Med. Auth. Rev. Bartlesville Ref. Series 1996 (Jane Phillips Med. Ctr. Proj.) (Connie Lee insured), 5.50%, 11/1/10	1,264,250

See accompanying notes to portfolios of investments on page 60.	33

Sit Tax-Free Income Fund
September 30, 2006

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

500,000	Weatherford Hosp. Auth. Rev. Series 2006, 6.00%, 5/1/16	522,730

		9,445,740

Oregon (0.2%)
	Cow Creek Band Umpqua Tribe of Indians Rev.:
500,000	Series 2006-C, 4.875%, 10/1/08	500,355
200,000	Klamath Falls Intercmnty. Hosp. Auth. Rev. Ref. Series 2002 (Merle West Med. Ctr. Proj.),
	5.20%, 9/1/09	204,296
185,000	OR Hsg. & Cmty. Svcs. Dept. Mtg. Rev. Series 2000-K, 5.70%, 7/1/22	186,386

		891,037

Pennsylvania (4.9%)
200,000	Abington Co. School Dist. G.O. Series 1997 (FGIC insured), 5.125%, 5/15/26	201,496
	Allegheny Co. Hosp. Dev. Auth. Rev. Series 2003-A (Ohio Valley Gen. Hosp. Proj.):
245,000	3.30%, 4/1/08	241,913
135,000	3.875%, 4/1/10	133,562
125,000	Beaver Co. Indus. Dev. Auth. Pollution Ctrl. Rev., Series 1977 (St. Joe Minerals Corp. Proj.), 6.00%, 5/1/07	125,190
565,000	Chartiers Valley Indl. & Commercial Dev. Auth. Rev. Ref. Series 2003-A (Friendship Village South Proj.), 4.75%, 8/15/11	569,028
85,000	Delaware Co. Auth. Hosp. Rev. Series 1994 (Crozer-Chester Proj.) (MBIA insured), 5.30%, 12/15/20	85,362
1,210,000	Delaware River Port Auth. PA & NJ Rev. Series 1995 (FGIC insured), 5.50%, 1/1/26	1,235,882
555,000	Erie Auth. Pkg. Fac. Rev. Series 2006, 4.60%, 9/1/21	565,351
2,750,000	Grove City Area Hosp. Auth. Rev. Series 1998 (United Cmnty. Hosp. Proj.), 5.25%, 7/1/12	2,758,442
	Lehigh Co. General Purpose Auth. Rev.:
500,000	Rev. Series 2003 (Saint Luke’s Bethlehem Proj.), 5.25%, 8/15/23	524,055
920,000	Montgomery Co. Indus. Dev. Auth. Retirement Cmnty. Rev. Series 1998, 5.25%, 11/15/28	939,348
730,000	PA Econ. Dev. Fin. Auth. Rev. Series 1998-A (Northwestern Human Svcs. Proj.) (ACA insured),
	4.875%, 6/1/08	737,964
	PA Hgr. Educ. Fac. Auth. Hlth. Svcs. Rev. Series 1996-A (Allegheny Delaware Valley Obligated Group, Inc.) (MBIA insured):
150,000	5.500%, 11/15/08	155,469
3,890,000	5.875%, 11/15/16	3,978,420
	PA Higher Educ. Fac. Auth. Rev.:
590,000	Series 2000 (Univ. of the Arts Proj.) (Radian insured), 5.75%, 3/15/30	622,273
	Series 2005 (Widener Univ. Proj.):
100,000	3.00%, 7/15/07	99,334
190,000	3.10%, 7/15/08	187,370
370,000	Series 2006-FF2 (Assn. Indpt. Colleges & Univ. Proj.) (Radian insured), 5.00%, 12/15/24	389,159
1,000,000	PA Hgr. Educ. Fac. Auth. College & Univ. Rev. Series 1998 (Geneva College Proj.), 5.375%, 4/1/15	1,031,680
300,000	PA State Univ. Rev. Series 1997-A (MBIA insured), 5.00%, 8/15/27	308,229
	Philadelphia Hosp. & Hgr. Educ. Fac. Auth. Hosp. Rev. (Temple Univ Hosp. Proj.):
	Series 1993-A:
775,000	6.50%, 11/15/08	795,793
385,000	6.625%, 11/15/23	389,081
440,000	Series 1997, 5.875%, 11/15/23	450,468
1,200,000	Washington Co. Auth. Rev. Series 1999, 6.15%, 12/1/29	1,286,436

		17,811,305

Puerto Rico (0.3%)
1,000,000	Puerto Rico Comwlth. Infrastructure Fin. Auth. Special Obilgation Series 2000-A, 5.50%, 10/1/32	1,077,790

Rhode Island (0.4%)
260,000	RI Clean Water Protection Fin. Agy. Pooled Lien Rev. Series 1995A (MBIA insured), 5.375%, 10/1/15	262,930

Quantity ($)	Name of Issuer	Market Value ($)(1)

	RI Hlth. & Educ. Bldg. Corp. Rev. Series 1997 (Steere House Proj.):
260,000	5.375%, 7/1/07	261,716
565,000	5.80%, 7/1/20	573,780
280,000	RI Hlth. & Educ. Bldg. Corp. Rev. Series 1996 (Roger Williams Univ.)(Connie Lee insured), 5.375%, 11/15/24	286,084

		1,384,510

South Carolina (1.9%)
	Berkeley Co. Sch. Dist. Intallment Lease:
500,000	Series 2003 (Securing Assets For Education Proj.), 5.25%, 12/01/2019	526,810
	Series 2006 (Securing Assets For Education Proj.):
1,000,000	5.00%, 12/01/20	1,052,070
1,000,000	5.00%, 12/1/21	1,049,560
400,000	Charleston Educ. Excellence Fin. Rev. Series 2005 (Charleston Co. Schl. Dist. Proj.), 5.25%, 12/1/20	433,892
60,000	Greenville Hosp. Sys. Hosp. Fac. Rev. Series 2001, 5.00%, 5/1/31	61,884
1,500,000	Kershaw Co. Public Sch. Fdn. Installment Pwr. Rev. Series 2006 (Kershaw Co. Sch. Dist. Proj.) (CIFG insured), 5.00%, 12/1/25	1,590,765
	Newberry Investing Children’s Educ. Installment Rev. Series 2005 (Newberry Co. School Dist. Proj.):
1,000,000	5.25%, 12/1/21	1,057,330
650,000	SC Educ. Facs. Auth. Rev. Series 1996-A (Furman Univ. Proj.) (MBIA insured), 5.50%, 10/1/26	663,065
500,000	SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Series 2006 (Tuomey Regl. Med. Ctr. Proj.) (CIFG insured), 5.00%, 11/1/30	524,440

		6,959,816

South Dakota (0.3%)
500,000	SD Bldg. Auth. Lease Rev. Series 1996-A, 5.30%, 12/1/11	511,410
	SD Hlth. & Educ. Fac. Auth. Rev. (Huron Regional Med. Ctr. Proj.):
	Ref. Series 2006 (Huron Regional Med. Ctr. Proj.):
100,000	4.00%, 4/1/07	99,935
125,000	4.25%, 4/1/08	125,033
410,000	Series 2006 (Westhills Village Retirement Community), 5.00%, 9/1/19	426,289

		1,162,667

Tennessee (2.0%)
500,000	Johnson City Hlth. & Educ. Fac. Brd. Hosp. Rev. Series 2006-A (Mountain States Hlth. Alliance Proj.), 5.50%, 7/1/31	532,990
835,000	Knox Co. Hlth. Educ. & Hsg. Fac. Brd. Rev. Series 1999 (Univ. Hlth. Sys. Inc. Proj.), 5.625%, 4/1/29	864,492
	Metro Govt. Nashville & Davidson Co. Indus. Dev. Brd. Rev. Ref.:
250,000	Series 1994-A (Section 8) (FNMA collateralized), 6.00%, 4/1/24	251,358
240,000	Series 2001-A (GNMA collateralized), 6.625%, 3/20/36	263,270
	Shelby Co. Hlth., Educ. & Hsg. Fac. Board Multifamily Hsg. Rev.:
	(CME Memphis Apts. Proj.):
1,850,000	Senior Series 1998-A, 5.35%, 1/1/19 (7) (8)	741,277
7,875,000	Senior Series 1998-A, 5.55%, 1/1/29 (7) (8)	3,126,454
1,630,000	Subordinate Series 1998-C, 6.00%, 1/1/29 (7) (8)	16
	(Eastwood Park Apts. Proj.):
1,000,000	Senior Series 1995-A2, 6.40%, 9/1/25 (7) (8)	402,100
405,000	Subordinate Series 1995-C, 7.50%, 9/1/25 (7) (8)	4
	(Raleigh Forest & Sherwood Apts. Proj.):
2,670,000	Senior Series 1996-A, 6.60%, 1/1/26 (7) (8)	1,072,272
610,000	Subordinate Series 1996-C, 7.25%, 1/1/26 (7) (8)	1,366

		7,255,599

Texas (13.1%)
2,500,000	Arlington Special Oblig. Rev. Series 2005-A (Special Tax-Dallas Cowboys Proj.), 5.00%, 8/15/34	2,644,750

See accompanying notes to portfolios of investments on page 60.	35

Sit Tax-Free Income Fund
September 30, 2006

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

	Austin Convention Enterprises, Inc. (Convention Ctr.) Revenue:
750,000	Series 2001-A (Convention Center), 6.375%, 1/1/16	788,872
850,000	Series 2001-B (ZC Specialty Ins. Co.), 5.75%, 1/1/16	888,556
500,000	Series 2001-B (ZC Specialty Ins. Co.), 6.00%, 1/1/23	529,945
	Austin Utilities System Rev. Ref.:
20,000	Series 1993 (MBIA insured), 5.25%, 5/15/18	20,023
500,000	Series 1997, 5.125%, 11/15/13	507,720
1,000,000	Bell Co. Hlth. Fac. Dev. Corp. Retirement Fac. Rev. Series 1998 (Buckner Retirement Services, Inc. Obligated Group, Proj.), 5.00%, 11/15/11	1,025,450
1,500,000	Bexar Co. Hlth. Fac. Dev. Corp. Rev. Ref. Series 1993 (Incarnate Word Hlth. Svcs. Proj.) (FSA insured), 6.10%, 11/15/23	1,571,895
	Bexar Co. HFC Multifamily Hsg. Rev.:
565,000	Subordinated Series 2000-C (Honey Creek Apts. Proj.), 8.00%, 4/1/30	571,232
160,000	Subordinated Series 2001-B (American Oppty. Hsg. Dublin Kingswood & Waterford Apts. Proj.), 7.50%, 12/1/14	165,429
1,000,000	Series 2001-A-1 (Stablewood Farms Proj.) (GNMA Insured), 6.25%, 7/20/43	1,105,520
495,000	Bexar Co. Rev. Series 2000 (Venue Proj.)(MBIA insured), 5.75%, 8/15/22	526,353
500,000	Brazos Co. Hlth. Fac. Dev. Corp. Franciscan Svcs. Corp. Series 2002, 5.375%, 1/01/2032	525,525
650,000	Brazos River Hbr. Nav. Dist Rev. Series 2002-B-2 (Dow Chemical Co. Proj.), 4.75%, 5/15/33	653,250
750,000	Cameron Educ. Corp. Rev. Series 2006-A (Faith Family Academy Proj.) (ACA Insured), 5.00%, 8/15/21	775,972
500,000	Dallas Area Rapid Transit Rev. Sr. Lien Series 2001 (Ambac Insured), 5.00%, 12/1/26	517,690
6,185,000	Dallas HFC Multifamily Mtg. Rev. Series 1998-A (GNMA collateralized) (Towne Ctr. Apts. Proj.), 6.75%, 10/20/32	6,640,216
200,000	Denison Hosp. Rev. Series 1997 (Texoma Med. Ctr., Inc. Proj.), 6.125%, 8/15/17	205,696
500,000	Galveston Co. Hlth. Fac. Dev. Corp. Rev. Series 1995 (Devereux Foundation Proj.) (MBIA insured), 5.00%, 11/1/14	508,375
	Garza Co. Public Hlth. Fac. Corp. Rev.
500,000	Ref. Series 2005, 4.50%, 10/1/06	500,005
750,000	Series 2006, 5.00%, 10/1/11	764,452
500,000	Series 2006, 5.50%, 10/1/16	529,465
500,000	Harris Co. Rev. Ref. Sr. Lien Series 2005-A (Toll Road Proj.) (FSA insured), 5.25%, 8/15/35	523,135
310,000	Harris Co. Hlth. Fac. Dev. Corp. Hosp. Rev. Series 1998 (Hermann Hosp. Sys. Proj.) FSA insured), 5.25%, 6/1/27	319,040
	Hidalgo Co. Hlth. Svcs. Rev. Series 2005 (Mission Hosp., Inc. Proj.):
515,000	4.00%, 2/15/07	514,588
700,000	5.00%, 8/15/19	712,488
750,000	Houston Cmnty. College G.O. Ref. Series 2005, 5.00%, 2/15/12	753,375
	Kerrville Hlth. Fac. Dev. Corp. Hosp. Rev. Series 2005 (Sid Peterson Memorial Hosp. Proj.):
655,000	4.125%, 8/15/10	651,797
1,500,000	5.45%, 8/15/35	1,501,020
500,000	Lewisville Combination Contract Rev. Ref. Series 2004 (ACA insured), 5.75%, 9/1/12	539,510
55,916	Midland HFC Single Family Mtg. Rev. Ref. Series 1992 A-2, 8.45%, 12/1/11	57,303
	Mesquite Hlth. Fac. Dev. Corp. Retirement Fac. Rev. (Christian Care Ctr. Proj.):
625,000	Series 2000-A, 7.00%, 2/15/10	660,281
750,000	Series 2005, 5.00%, 2/15/15	770,940
1,000,000	Muleshoe Indpt. Sch. Dist. G.O. Series 2006 (Sch. Bldg. Proj.), 5.00%, 2/15/31	1,009,010
7,194,000	Nortex Hsg. Fin. Corp. Multifamily Hsg. Rev. Series 1999 (GNMA collateralized) (Highland Oaks Apts. Proj.), 6.75%, 9/20/32	7,765,491
500,000	Red River Auth. Pollution Ctrl. Rev. Ref. Series 1991 (Ambac insured), 5.20%, 7/1/11	508,120
	Richardson Hosp. Auth. Rev. Ref. Series 1998 (Baylor/Richardson Proj.):
585,000	5.50%, 12/1/18	605,446
875,000	5.625%, 12/1/28	905,984

Quantity ($)	Name of Issuer	Market Value ($)(1)

900,000	San Antonio Hotel Occupancy Rev. Series 1996 (Henry Gonzalez Proj.) (FGIC insured), 5.70%, 8/15/26	920,691
350,000	Sendero I Pub. Fac. Corp. Multifamily Hsg. Rev. Series 2003-A (Crown Meadows Proj.), 5.00%, 6/1/23	364,728
	Tarrant Co. Hlth. Facs. Dev. Corp. Rev. Series 1997-A:
750,000	(Hlth. Resources Sys. Proj.), 5.25%, 2/15/22	776,925
315,000	(So. Central Nursing Proj.), 6.00%, 1/1/37	339,362
	Tarrant Co. HFC Multifamily Hsg. Rev:
530,000	Senior Series 2001-A (Westridge Apts. Proj.), 5.50%, 6/1/11 (7) (8)	274,143
490,000	Subordinate Series 2001-C (Crossroads Apt. Proj.), 7.25%, 12/1/36 (7) (8)	24,500
	TX Affordable Hsg. Corp. Multifamily Hsg. Rev:
615,000	Senior Series 2001-A (NHT / GTEX Proj.)(MBIA insured), 4.10%, 10/1/08	613,905
740,000	Junior Series 2001-B (NHT / GTEX Proj.), 6.75%, 10/1/16 (7) (8)	97,451
265,000	TX Public Property Fin. Corp. Mental Hlth. & Mental Retardation Rev. Series 1996, 6.20%, 9/1/16	269,810
205,000	TX St. Student Hsg. Corp. Rev. Series 2002 (Midwestern St. Univ. Proj.), 5.50%, 9/1/12	210,084
	TX Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev.:
1,000,000	Series 2006-A (Kipp Inc. Proj.) (ACA Insured), 5.00%, 2/15/28	1,020,340
750,000	Series 2006-A (Ed-Burnham Wood Proj.), 5.50%, 9/1/18	748,020
	TX Water Dev. Brd. State Revolving Fund Sr. Lien Rev.:
500,000	Series 1996-A, 5.25%, 7/15/17	500,585
250,000	Series 1996-B, 5.125%, 7/15/18	250,958
340,000	Tyler Hlth. Facs. Dev. Corp. Rev. Series 1997-B (East TX Med. Ctr. Proj.), 5.60%, 11/1/27	352,648
205,000	Weslaco Hlth. Fac. Dev. Series 2002 (Knapp Med. Ctr. Proj.), 5.00%, 6/1/07	206,054
500,000	Winkler Co. G.O. Series 2006 (Radian insured), 5.25%, 2/15/31	531,160

		47,265,283

Utah (0.7%)
725,000	Eagle Mountain Water & Sewer Rev. Ref. Series 2000 (ACA insured), 5.60%, 11/15/13	771,008
	Salt Lake Co. College Rev. (Westminster College Proj.):
1,000,000	Series 1997, 5.75%, 10/1/27	1,027,200
	Series 1999:
120,000	5.15%, 10/1/11	124,484
125,000	5.20%, 10/1/12	129,545
130,000	5.25%, 10/1/13	134,645
240,000	UT Hsg. Finance Agy. Multifamily Rev. Ref. Series 1996-A (Section 8) (FHA insured), 6.10%, 7/1/22	245,659

		2,432,541

Vermont (0.1%)
	VT Educ. & Hlth. Bldgs. Financing Agency Rev.:
85,000	Series 2002-A (Developmental & Mental Hlth. Proj.), 4.375%, 6/15/07	84,650
400,000	Series 2003-A (Vermont Law School Proj.), 5.00%, 1/1/13	406,604

		491,254

Virginia (1.2%)
415,000	Alexandria Indl. Dev. Auth. Rev. Pollution Control Ref. Series 1994 (Potomac Electric Proj.) (MBIA insured), 5.375%, 2/15/24	415,527
250,000	Chesterfield Co. Indl. Dev. Auth. Pollution Ctrl. Rev. Series 1987-A Rmktg. (VA Elec. & Power Co. Proj.), 5.875%, 6/1/17	270,545
1,000,000	Farms New Kent Cmnty. Dev. Auth. Spl. Assmt. Series 2006-A, 5.125%, 3/1/36	1,005,370
100,000	Prince William Co. Indus. Dev. Auth. Educ. Fac. Rev. Series 2003 (Catholic Diocese Arlington): 5.00%, 10/1/18	103,398
400,000	Suffolk Indl. Dev. Auth. Retirement Facs. Rev. Ref. Series 2006 (Lake Prince Ctr. Proj.), 4.625%, 9/1/11	401,592
2,000,000	Virginia St. Hsg. Dev. Auth. Comwlth. Mtg. Rev. Series 2001-H1 (MBIA insured), 5.375%, 7/1/36	2,107,260

		4,303,692

See accompanying notes to portfolios of investments on page 60.	37

Sit Tax-Free Income Fund
September 30, 2006

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

Washington (0.9%)
2,000,000	King Co. G.O. Ref. Series 1998-B, 5.00%, 1/1/30	2,042,660
500,000	Skagit Co. Public Hosp. Dist. No. 001 Rev. Series 2005 (Skagit Valley Hosp. Proj.), 5.50%, 12/1/13	532,280
500,000	WA G.O. Variable Purpose Series 2001-A (FSA insured), 5.00%, 7/1/22	522,750

		3,097,690

West Virginia (1.4%)
340,000	Ohio Co. Cmnty. Spl. Dist. Excise Tax Rev. Ref. Series 2006-B (Ft. Henry Econ. Dev. Proj.), 5.625%, 3/1/36	351,536
3,500,000	Pleasants Co. Pollution Ctrl. Rev. Series 1995-C (Monongahela Pwr. Co.), 6.15%, 5/1/15	3,564,085
1,250,000	WV Schl. Bldg. Auth. Rev. Ref. Cap. Impt. Series 1997-B (FSA insured), 5.40%, 7/1/17	1,289,563

		5,205,184

Wisconsin (4.2%)
500,000	Freedom Co. Dist. No. 1 Waterworks Sys. Rev. Series 2006 (Bond Antic Notes), 4.90%, 6/1/11	505,325
	WI Hlth. & Educ. Fac. Auth. Rev.:
550,000	Series 1995 (Franciscan Sisters Proj.)(Connie Lee insured), 5.50%, 2/15/14	553,245
850,000	Ref. Series 1997-B, (United Hlth. Grp., Inc. Proj.), 5.50%, 12/15/20	882,521
195,000	Series 1998 (Lawrence Univ. Proj.), 5.125%, 4/15/28	196,277
420,000	Series 1999 (FH Hlth. Care Dev. Inc Proj.), 5.625%, 11/15/09	429,038
	Series 1999 (Kenosha Hosp. & Med. Ctr., Inc. Proj.):
705,000	5.10%, 5/15/07	710,125
740,000	5.15%, 5/15/08	752,965
820,000	5.35%, 5/15/10	853,095
865,000	5.45%, 5/15/11	901,010
1,890,000	Series 1999-A (Aurora Hlth. Care Proj), 5.60%, 2/15/29	1,960,988
200,000	Series 1999-B (Aurora Hlth. Care Proj), 5.50%, 2/15/15	208,680
500,000	Series 1999-B (Aurora Hlth. Care Proj)(ACA insured), 5.625%, 2/15/29	514,260
900,000	Series 1999 (Divine Savior, Inc. Proj.)(ACA insured), 5.70%, 6/1/28	930,096
	Series 2001 (Agnesian Healthcare, Inc. Proj.):
550,000	6.00%, 7/1/17	588,566
340,000	6.00%, 7/1/21	362,936
1,000,000	Series 2003-A (Wheaton Franciscan Svcs. Proj.), 5.125%, 8/15/33	1,028,820
	Series 2003 (Synergy Hlth., Inc. Proj.):
500,000	6.00%, 11/15/23	547,700
250,000	6.00%, 11/15/32	271,695
225,000	Ref. Series 2003 (Three Pillars Proj.), 4.60%, 8/15/13	227,210
105,000	Series 2004-A (Three Pillars Sr. Living Proj.), 4.15%, 8/15/11	103,465
450,000	Series 2004 (Blood Ctr. Southeastern Proj.), 5.50%, 6/1/24	479,493
600,000	Series 2005 (Vernon Mem. Hlth. Care Inc. Proj.), 4.65%, 3/1/15	606,024
	Ref. Series 2006 (Sr. Hsg. Proj.):
315,000	5.00%, 8/1/09	317,322
300,000	5.00%, 8/1/10	302,031
	Series 2006-A (Marshfield Clinic Proj.):
375,000	5.00%, 2/15/11	388,673
500,000	5.375%, 2/15/34	526,455

		15,148,015

Wyoming (0.2%)
615,000	Sweetwater Co. Pollution Ctrl. Rev. Ref. Series 1996-A (Idaho Pwr. Co. Proj.), 6.05%, 7/15/26	627,712

Total municipal bonds (cost: $352,951,194)		344,927,382

Quantity ($)	Name of Issuer	Market Value ($)(1)

Closed-End Mutual Funds (0.4%) (2)
61,700	BlackRock Insured Municipal Term Trust	602,192
47,200	BlackRock Municipal Target Term Trust	473,888
18,000	DWS Municipal Income Trust	197,460
6,400	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund	81,344
12,200	Seligman Select Municipal Fund	122,000
100	Van Kampen Muni Trust	1,472
100	Van Kampen Trust Investment Grade Muni Fund	1,488
100	Van Kampen Select Muni Fund	1,271

Total closed-end mutual funds (cost: $1,467,189)		1,481,115

Short-Term Securities (6.1%) (2)
17,492,357	Dreyfus Tax-Exempt Cash Management Fund, 3.32%	17,492,357
2,000,000	SD Hlth. & Educ. Facs. Auth. Rev. Series 2004 (Avera Hlth. Proj.), variable rate, 7/1/24	2,000,000
2,755,000	SD Hlth. & Educ. Facs. Auth. Rev. Series 2004 (Avera Hlth. Proj.), variable rate, 7/1/30	2,755,000

Total short-term securities (cost: $22,247,357)		22,247,357

Total investments in securities (cost: $376,665,740) (6)		$368,655,854

See accompanying notes to portfolios of investments on page 60.	39

Sit Minnesota Tax-Free Income Fund
Six Months Ended September 30, 2006

Senior Portfolio Managers Michael C. Brilley • Debra A. Sit, CFA • Paul J. Jungquist, CFA

          The Minnesota Tax Free Income Fund returned +3.12% over the past six months compared to +2.68% for the Lehman 5-Year Municipal Bond Index. The Fund’s 30-day SEC yield was 4.37% as of September 30, 2006 and its 12-month distribution rate was 4.11%. The Fund’s taxable equivalent yield of 7.30% for investors in the highest state and federal tax brackets compares favorably to taxable alternatives.
          During the six-month period, Treasury rates rose initially and then fell, with all but the three- and six-month Treasury bill yields moving lower. The Federal Reserve has left the federal funds rate target unchanged at 5.25% at its last two meetings, the most recent of which was on September 20, 2006. It appears likely that the Fed has completed its tightening cycle as the economy has begun to slow and inflation appears to be under control.
          The municipal yield curve flattened during the period but remains positively sloped. Over the past six months, municipal yields fell 9 basis points for 1-year maturities and approximately 25 to 40 basis points for maturities in the 5-year to 30-year range. The decline in rates caused price appreciation across all maturities, with the longer maturities exhibiting the greatest increases in price and the best returns.
          The Fund’s largest sector holdings are in multifamily housing, education, hospital/healthcare, and industrial revenue/pollution control issues. These sectors each earned higher returns than the Lehman 5-Year Municipal Bond Index, with the industrial revenue/pollution control sector significantly outperforming the benchmark. The primary factors affecting returns over the six-month period were security selection and a lack of supply of Minnesota issues with higher yields, which resulted in strong price performance.
          We expect the Federal Reserve to maintain its current rate policy for the remainder of the year, and modest cuts to the federal funds rate could occur as early as the first half of 2007. However, the rate cuts would only materialize if inflation is contained. The municipal market should be fairly stable over the near term. We plan to maintain the Fund’s duration close to its benchmark, or perhaps modestly lengthen its duration, in light of our expectations for a steeper yield curve and possible rate cuts next year.

INVESTMENT OBJECTIVE AND STRATEGY

          The investment objective of the Minnesota Tax-Free Income Fund is to provide a high level of current income exempt from federal regular income tax and Minnesota regular personal income tax as is consistent with the preservation of capital.
          During normal market conditions, the Fund invests 100% of its net assets in municipal securities that generate interest income that is exempt from regular federal income tax and Minnesota regular personal income tax. The Fund anticipates that substantially all of its distributions to its shareholders will be exempt as such. For investors subject to the alternative minimum tax (“AMT”), up to 20% of the Fund’s income may be alternative minimum taxable income.

PORTFOLIO SUMMARY

Net Asset Value 9/30/06:	$10.22 Per Share
3/31/06:	$10.12 Per Share
Total Net Assets:	$273.2 Million
30-day SEC Yield:	4.37%
Tax Equivalent Yield:	7.30%(1)
12-Month Distribution Rate:	4.11%
Average Maturity:	14.0 Years
Duration to Estimated Avg. Life:	4.1 Years(2)
Implied Duration:	3.8 Years (2)

(1)	For individuals in the 35.0% federal tax and 7.85% MN tax brackets.
(2)	See next page.

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	Sit MN Tax-Free Income Fund	Lehman 5-Year Muni. Bond Index	Lipper MN Muni. Bond Fund Index

3 Month**	2.54%	2.58%	3.05%
6 Month**	3.12	2.68	n/a
1 Year	4.80	3.01	4.08
5 Years	4.67	3.82	4.71
10 Years	4.93	4.83	5.08
Inception	5.22	4.83	4.93
(12/1/93)
CUMULATIVE TOTAL RETURNS*

	Sit MN Tax-Free Income Fund	Lehman 5-Year Muni. Bond Index	Lipper MN Muni Bond Fund Index

1 Year	4.80%	3.01%	4.08%
5 Year	25.65	20.62	25.87
10 Year	61.83	60.34	64.18
Inception	92.24	83.25	85.47
(12/1/93)
*As of 9/30/06.			**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance; however, fees and expenses are not incorporated in the Lehman 5-Year Municipal Bond Index. The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

(2) Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Estimated average life duration is based on current interest rates and the Adviser’s assumptions regarding the expected average life of individual securities held in the portfolio. Implied duration is calculated based on historical price changes of securities held by the Fund. The Adviser believes that the portfolio’s implied duration is a more accurate estimate of price sensitivity provided interest rates remain within their historical range. If interest rates exceed the historical range, the estimated average life duration may be a more accurate estimate of price sensitivity.

GROWTH OF $10,000

The sum of $10,000 invested at inception (12/1/93) and held until 9/30/06 would have grown to $19,224 in the Fund or $18,325 in the Lehman 5-Year Municipal Bond Index assuming reinvestment of all dividends and capital gains.

QUALITY RATINGS (% OF TOTAL NET ASSETS)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Sit Minnesota Tax-Free Income Fund
September 30, 2006

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

Municipal Bonds (96.3%) (2)
Education/Student Loan (8.9%)
	Intermediate Sch. Dist. 287 Lease Rev. Series 2006:
4,200,000	5.46%, 1/1/28	4,355,610
3,650,000	5.30%, 11/1/32	3,720,445
	Minneapolis Educ. Fac. Lease Rev. Series 2006-A (Seed/Harvest Prep. Proj.) (LOC-U.S. Bank):
775,000	5.125%, 1/1/16	778,201
875,000	6.25%, 1/1/21	878,430
	Minnesota Higher Educ. Fac. Auth. Rev.:
750,000	Series 1998-4T (College of St. Benedict), 5.35%, 3/1/20	752,535
110,000	Series 1998-4R (St. Olaf College), 5.25%, 10/1/23	111,136
458,000	Lease Rev. Series 1999-5A (Concordia University), 5.25%, 4/25/14	459,827
700,000	Series 1999-4Y (Augsburg College), 5.05%, 10/1/13	715,344
150,000	Series 1999-4Y (Augsburg College), 5.20%, 10/1/16	153,302
75,000	Series 1999-4Y (Augsburg College), 5.30%, 10/1/27	76,932
700,000	Series 2005-6C (Augsburg College), 5.00%, 5/1/23	723,170
	Series 2006-6J1 (Augsburg College):
730,000	5.00%, 5/1/10	751,126
595,000	5.00%, 5/1/12	618,984
100,000	Series 1999-4Z (Northwestern Hlth. Services University), 4.875%, 10/1/09	101,083
675,000	Series 1999-4Z (Northwestern Hlth. Services University), 5.20%, 10/1/13	683,741
50,000	Series 1998-4T (St. Benedict College), 5.125%, 3/1/13	50,144
270,000	Series 2004-5U (St. Mary’s Univ.), 3.75%, 10/1/13	263,571
1,400,000	Series 2006-6I (Univ. St. Thomas), 5.00%, 4/1/23	1,485,904
	Series 2006-6K (College of Art & Design):
245,000	4.15%, 5/1/08	245,429
270,000	4.50%, 5/1/10	273,893
750,000	5.00%, 5/1/19	780,780
	Moorhead Educ. Fac. Rev. Series 2005-A (Concordia College Corp. Proj.):
1,115,000	5.00%, 12/15/20	1,190,396
	Pine City Lease Rev. Series 2006-A (Lakes Intl. Language Academy Proj.):
315,000	5.75%, 5/1/16	318,682
300,000	6.00%, 5/1/26	303,468
550,000	Ramsey Lease Rev. Series 2004-A (Pact Charter School Proj.), 5.65%, 12/1/13	561,710
	St. Paul Hsg. & Redev. Auth. Lease Rev.:
370,000	Series 1999 (St. Paul Academy & Summit School Proj.), 5.50%, 10/1/24	384,297
815,000	Series 2001-A (Cmty. of Peace Academy Proj.), 6.375%, 12/1/11	853,924
750,000	Series 2001-A (Cmty. of Peace Academy Proj.), 7.00%, 12/1/15	811,793
350,000	Series 2001-A (Cmty. of Peace Academy Proj.), 7.375%, 12/1/19	382,596
415,000	Series 2002-A (New Spirit Charter School Proj.), 6.50%, 12/1/12	423,599
605,000	Series 2006-A (Hmong Academy Proj.), 5.50%, 9/1/18	606,349
100,000	Victoria Private School Fac. Rev. Series 1999-A (Holy Family Catholic H.S. Proj.), 5.20%, 9/1/11	101,061
	Winona Port. Auth. Lease Rev. Series 1999-A (Bluffview Montessori School Proj.):
80,000	5.80%, 12/1/06	80,214
85,000	5.90%, 12/1/07	86,534
165,000	8.00%, 12/1/24	175,017

		24,259,227

Escrowed To Maturity/Prerefunded (6.4%)
400,000	Carver Co. Hsg. & Redev. Auth. Multifamily Hsg. Subordinate Rev. Refunding Series 1997-C (Waybury Apts. Proj.), 8.00%, 8/1/27	421,944
100,000	Cloquet Hsg. Fac. Rev. Series 2001-A (HADC Cloquet, LLC Proj.), 7.50%, 2/1/17	102,190

Quantity ($)	Name of Issuer	Market Value ($)(1)

	Cloquet Multifamily Hsg. Rev. Refunding Series 2001-A (HADC Proj.):
60,000	6.50%, 2/1/07	60,520
75,000	7.10%, 2/1/10	76,543
170,000	Dakota Co. Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding (Walnut Trails Apts. Proj.), Subordinate Series 1995-C, 9.00%, 1/20/15 (4)	179,593
2,865,000	Little Canada Multifamily Hsg. Rev. Series 1997-A (Hsg. Alt. Dev. Co. Proj.), 6.10%, 12/1/17	2,920,237
	Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:
1,000,000	Series 2001-G3 (LOC-U.S. Bank), 5.35%, 12/1/21	1,080,880
175,000	Series 2001-G3 (LOC-U.S. Bank), 5.45%, 12/1/31	189,973
45,000	Minneapolis G.O. Series 1999 (Parking Ramp Proj.), 5.125%, 12/1/16	47,148
	Minnesota Higher Educ. Fac. Auth. Rev.:
110,000	Series 1996-4A1 (University of St. Thomas), 5.625%, 10/1/21	110,012
50,000	Series 1997-4J (Macalester College), 5.40%, 3/1/09	50,391
800,000	Series 1997-4L (St. John’s University), 5.35%, 10/1/17	814,176
400,000	Series 1997-4L (St. John’s University), 5.40%, 10/1/22	407,284
100,000	Series 2000-5D (College Art & Design), 5.75%, 5/1/08	102,591
1,000,000	Minneapolis Rev. Series 1997-A (Univ. Gateway Proj.), 5.25%, 12/1/17	1,019,680
	Minneapolis Student Hsg. Rev. Series 2000 (Riverton Community Hsg. Proj.):
125,000	6.80%, 7/1/10	137,394
240,000	6.90%, 7/1/11	264,590
	MN Public Facs. Auth. Wtr. Pollution Ctrl. Rev. Series 1997:
215,000	Series 1997, 5.00%, 3/1/12	216,348
	MN Agr. & Econ. Dev. Board Rev. Series 2000-A (Fairview Hlth. Care System Proj.):
320,000	6.375%, 11/15/22	356,330
360,000	6.375%, 11/15/29	400,871
	Northfield Hospital Rev. Series 2001-C:
1,080,000	6.00%, 11/1/13	1,194,750
50,000	6.00%, 11/1/21	55,313
3,100,000	6.00%, 11/1/26	3,429,375
	Plymouth Multifamily Hsg. Rev. Refunding Series 1996-C (Fox Forest Apts. Proj.)
620,000	(GNMA collateralized), 8.00%, 6/20/31	661,205
535,000	Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. Series 2000, 5.75%, 7/1/20	559,589
300,000	Scott Co. Hsg. & Redev. Auth. Spl. Benefits Tax Series 1997-B (River City Centre Proj.) (Ambac insured), 5.45%, 2/1/20	307,452
620,000	Steele Co. Hlth. Care Fac. Gross. Rev. Prerefunded Series 2000 (Elderly Hsg. Proj.), 6.625%, 6/1/20	666,909
	Victoria Recreational Facility Gross Rev. Series 2002:
70,000	4.75%, 2/1/12	71,250
75,000	4.75%, 8/1/12	76,339
85,000	5.10%, 8/1/15	87,084
1,430,000	Western MN Muni Pwr. Agy. Series 1979 (MBIA-IBC insured), 6.60%, 1/1/10	1,503,988

		17,571,949

General Obligation (3.1%)
280,000	Anoka Co. G.O. Series 2006-B, 3.25%, 2/1/07	279,681
40,000	Apple Valley Equipment Certficates G.O. Series 2004, 2.50%, 10/1/06	39,996
200,000	Barnesville Impt. G.O. Series 2002, 5.00%, 2/1/23	205,678
85,000	Barnum Indpt. Sch. Dist. No. 91 G.O. Series 1997 (SD Cred. Prog.), 5.00%, 2/1/18	85,081
100,000	Carlton Co. Indpt. Sch. Dist. No. 99 G.O. Rev. Refunding Series 1998, 4.875%, 4/1/17	100,523
25,000	Cold Spring G.O. Series 1998-B, 4.55%, 12/1/08	25,036
75,000	Cold Spring G.O. Series 2000, 5.15%, 2/1/09	75,304
250,000	Hennepin Co. G.O. Series 1998-A, 4.50%, 12/1/07	250,415
50,000	Hutchinson ISD No. 423 G.O. Series 1996-A, 5.85%, 2/1/18	51,408

See accompanying notes to portfolios of investments on page 60.	43

Sit Minnesota Tax-Free Income Fund
September 30, 2006

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

50,000	Little Falls G.O. Series 1999-A, 5.00%, 2/1/11	50,195
1,685,000	Minneapolis-St. Paul Metro Apartments Cmnty. G.O. Series 1998-13, 5.00%, 1/1/10	1,754,102
4,000,000	MN State G.O. Series 1997, 4.90%, 8/1/14	4,040,880
780,000	New Ulm ISD No. 088 Refunding G.O. Series 1998, 4.35%, 2/1/17	781,310
225,000	North St. Paul Maplewood ISD No. 622 G.O. Series 1996-A, 5.125%, 2/1/20	226,217
60,000	North St. Paul Maplewood ISD No. 622 G.O. Series 1996-A, 5.125%, 2/1/25	60,325
150,000	Sauk Rapids Tax Increment G.O. Series 1997-B, 5.25%, 8/1/12	150,182
50,000	Prior Lake Indpt. Sch. Dist. No. 719 G.O. Series 2005-B (Sch. Bldg. Proj.) (FSA Insured), 3.25%, 2/1/07	49,943
200,000	St. Louis Co. Indpt. Sch. Dist. No. 2142 G.O. Series 1996, 5.125%, 2/1/07	200,230
100,000	St. Paul Street Impt. Special Assessment G.O. Series 2000-B, 5.30%, 3/1/12	102,305
30,000	Winona Water & Sewer G.O. Series 1998-C, 4.90%, 2/1/13	30,029

		8,558,840

Hospital/Health Care (21.9%)
	Aitkin Hlth. Care Fac. Rev.:
250,000	Series 2001 (Riverwood Hlth. Care Ctr. Proj.), 6.25%, 2/1/07	251,227
	Rev. Refunding Series (Riverwood Hlth. Care Ctr. Proj.):
155,000	5.00%, 2/1/09	156,341
615,000	5.00%, 2/1/12	622,337
	Alexandria Hlth. Care Fac. Rev. Series 2002-B (BSM Property - Bethany Home Proj.):
375,000	4.95%, 7/1/07	375,664
1,775,000	Breckenridge Rev. Series 2004-A (Catholic Hlth. Initiatives Proj.), 5.00%, 5/1/30	1,857,005
240,000	Cambridge Hsg. & Hlth. Care Fac. Rev. Series 1998-C (Grandview West Proj.), 5.25%, 10/1/08	242,222
	Carlton Hlth. Care & Hsg. Fac. Rev. Ref. Series 2006 (Faith Care Ctr. Proj.):
100,000	5.00%, 4/1/13	100,817
400,000	5.20%, 4/1/16	404,784
775,000	Columbia Heights Multifamily & Health Care Fac. Rev. Series 1998 (Crest View Corp. Proj.), 5.75%, 9/1/11	782,742
	Crookston Nursing Home & Multifamily Hsg. Rev Series 2002-A (Villa St. Vincent Proj.):
75,000	4.75%, 9/1/08	75,613
75,000	5.50%, 9/1/11	77,088
	Cuyuna Range Hosp. Dist. Hlth. Fac. Gross Rev.:
	Series 1999-A:
1,000,000	5.75%, 6/1/14	1,021,160
1,060,000	6.00%, 6/1/19	1,082,504
235,000	Series 2005, 4.50%, 6/1/13	234,624
1,500,000	Detroit Lakes Hsg. Rev. Ref. Series 2004-E (Mankato Lutheran Proj.), 4.25%, 8/1/34	1,503,990
455,000	Detroit Lakes Hsg. & Hlth. Facs. Rev. Ref. Series 2004-A (CDL Homes Proj.), 4.00%, 8/1/34	452,211
355,000	Duluth Econ. Dev. Auth. Hlth. Care Fac. Rev. Series 2002 (St. Luke’s Hosp. Proj.), 6.00%, 6/15/12	362,554
998,381	Duluth Sr. Hsg. Loan Participation (Lakeshore Proj.) Series 2004, 4.00%, 8/20/36	998,641
351,638	Duluth Hsg. & Redev. Auth. Sr. Hsg. Fac. Loan Participation (Lakeshore Proj.) Series 2005, 5.20%, 12/20/35	352,138
	Elk River Rev. Series 1998 (Care Choice Member Proj.):
1,000,000	5.60%, 8/1/13	1,008,220
160,000	5.75%, 8/1/23	160,866
	Glencoe Hlth. Care Fac. Rev. Series 2005 (Glencoe Regional Hlth. Svcs. Proj.):
280,000	3.60%, 4/1/08	278,533
915,000	4.15%, 4/1/12	917,013
1,150,000	5.00%, 4/1/25	1,184,523
	Hastings Hlth. Care Fac. Rev. Series 1998 (Augustana Home of Hastings Proj.):
115,000	5.10%, 11/1/09	114,266
120,000	5.20%, 11/1/10	119,150

Quantity ($)	Name of Issuer	Market Value ($)(1)

135,000	5.40%, 11/1/12	133,663
140,000	5.50%, 11/1/13	139,142
	Inver Grove Heights Nursing Home Rev. Refunding Series 2006 (Presbyterian Homes Care Proj.):
215,000	5.00%, 10/1/07	216,296
250,000	5.00%, 10/1/11	253,120
290,000	5.00%, 10/1/12	292,694
450,000	5.00%, 10/1/16	448,250
	Maple Grove Hlth. Care Fac. Rev. Series 2005 (North Memorial Hlth. Care Proj.)
1,000,000	5.00%, 9/1/20	1,049,120
2,000,000	5.00%, 9/1/29	2,072,740
	Maplewood Hlth. Care Fac. Rev. Refunding Series 2005-A (VOA Care Centers Proj.):
100,000	4.00%, 10/1/06	100,000
250,000	4.00%, 10/1/07	249,440
255,000	4.125%, 10/1/08	253,618
300,000	4.375%, 10/1/09	299,397
	Marshall Medical Center Gross Rev. (Weiner Memorial Medical Center Proj.):
305,000	Series 1999, 5.65%, 11/1/13	318,240
320,000	Series 1999, 5.70%, 11/1/14	333,850
150,000	Series 2003-B, 4.85%, 11/1/11	155,757
50,000	Series 2003-A, 5.00%, 11/1/14	52,460
850,000	Series 2003-A, 5.85%, 11/1/23	928,217
100,000	Series 2003-A, 6.00%, 11/1/28	109,776
	Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 2003 (Health Partners Proj.):
300,000	4.50%, 12/1/06	300,348
750,000	5.25%, 12/1/12	797,497
700,000	5.25%, 12/1/13	747,838
1,150,000	5.00%, 12/1/14	1,207,120
500,000	5.875%, 12/1/29	542,665
	Minneapolis Hlth. Care Sys. Rev. Series 2002-A (Allina Hlth. Sys. Proj.):
50,000	5.00%, 11/15/07	50,637
300,000	5.75%, 11/15/32	322,746
	Minneapolis Hlth. Care Fac. Rev.:
705,000	Series 1999 (Shelter Care Foundation Proj.), 6.00%, 4/1/10	704,556
	Series 2005 (Jones-Harrison Residence Proj.):
105,000	3.50%, 4/1/07	104,905
110,000	3.50%, 10/1/07	109,806
1,470,000	5.40%, 10/1/25	1,480,055
	Series 2005-E (Augustana Chapel View Homes Proj.):
190,000	4.00%, 6/1/08	190,236
200,000	4.20%, 6/1/09	201,136
205,000	4.40%, 6/1/10	206,537
220,000	4.55%, 6/1/11	222,099
240,000	4.80%, 6/1/13	242,414
250,000	4.90%, 6/1/14	252,770
255,000	5.00%, 6/1/15	258,491
270,000	5.10%, 6/1/16	274,274
285,000	5.25%, 6/1/17	289,933
	Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.):
	Series 2004-A:
280,000	4.00%, 1/1/07	279,317
315,000	5.20%, 1/1/11	316,165

See accompanying notes to portfolios of investments on page 60.	45

Sit Minnesota Tax-Free Income Fund
September 30, 2006

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

500,000	5.75%, 1/1/19	510,140
530,000	5.80%, 1/1/24	539,969
500,000	Refunding Series 2006-A 5.00%, 6/1/15	504,635
	MN Agr. & Econ. Dev. Board Hlth. Care Rev.:
	Series 1999 (Benedictine Care Centers Proj.):
115,000	5.45%, 2/1/09	116,017
120,000	5.45%, 8/1/09	121,259
120,000	5.50%, 2/1/10	121,624
125,000	5.50%, 8/1/10	126,879
	MN Agr. & Econ. Dev. Board Rev.:
	Series 2000 (Evangelical Lutheran Good Samaritan Society Proj.):
100,000	5.65%, 8/1/07	101,278
410,000	5.80%, 8/1/08	421,833
750,000	6.55%, 8/1/16	819,473
770,000	Series 2002-B (Principal Custody Receipts Proj.), zero coupon, 3.85% effective yield, 11/15/22	636,328
	Series 2002 (Evangelical Lutheran Good Samaritan Society Proj.):
345,000	5.40%, 2/1/09	354,412
220,000	5.50%, 2/1/12	232,978
	Series 2000-A (Fairview Hlth. Care Sys. Proj.):
10,000	6.375%, 11/15/22	10,896
20,000	6.375%, 11/15/29	21,689
	Moose Lake Cmnty. Hosp. Dist. Hlth. Facs. Rev. Ref. Series 2005-A (Crossover Proj.):
110,000	4.10%, 12/1/10	110,133
225,000	4.40%, 12/1/14	227,500
	New Hope Hlth. Care Facs. Rev. Series 1999 (St. Therese Home, Inc. Proj.):
45,000	Series 2003-B, 3.00%, 10/1/06	44,997
300,000	Series 2003-A, 5.90%, 10/1/23	311,763
	New Hope Hlth. Care Facs. Rev. (MN Masonic Home North Ridge Proj.):
1,000,000	5.90%, 3/1/19	1,040,810
575,000	5.875%, 3/1/29	595,407
	North Oaks Presbyterian Loan Participation:
1,050,000	Series 2004-B, 4.25%, 12/15/34	1,053,969
750,000	Series 2004-C, 4.38%, 12/15/34	752,828
500,000	Series 2004-D, 4.75%, 12/15/34	501,055
	Northfield Hospital Rev. Series 2006:
900,000	5.50%, 11/1/15	973,818
1,255,000	5.25%, 11/1/21	1,328,518
	Olmsted Co. Hlth. Care Fac. Rev. Series 1998 (Olmsted Medical Ctr. Proj.):
775,000	5.45%, 7/1/13	790,120
900,000	5.55%, 7/1/19	915,471
	Pine Island Hlth. Care Facs. Rev. Series 2001 (Olmsted Med. Ctr. Proj.):
155,000	4.90%, 7/1/09	157,031
240,000	5.00%, 7/1/10	243,444
90,000	Rochester Hlth. Care Fac. Rev. G.O. Series 1998-A (Mayo Foundation Proj.), 5.50%, 11/15/27	93,264
	Rochester Hlth. Care & Hsg. Rev. Series 2003-A (Samaritan Bethany Inc. Proj.):
500,000	6.25%, 8/1/19	517,590
	Shakopee Hlth. Care Facs. Rev. Series 2004 (St. Francis Regl. Med. Ctr. Proj.):
125,000	5.10%, 9/1/25	130,099
2,475,000	5.25%, 9/1/34	2,581,202
1,500,000	Stillwater Hlth. Care Rev. Series 2005 (Hlth. Sys. Obligation Proj.), 5.00%, 6/1/25	1,563,120

Quantity ($)	Name of Issuer	Market Value ($)(1)

	St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 1998 (Regions Hosp. Proj.):
800,000	5.00%, 5/15/08	813,160
250,000	5.00%, 5/15/10	256,185
50,000	5.00%, 5/15/11	51,178
1,340,000	5.20%, 5/15/13	1,374,049
2,050,000	5.25%, 5/15/18	2,093,194
780,000	5.30%, 5/15/28	793,439
1,000,000	St. Paul Hsg. & Redev. Auth. Hosp. Rev. Series 2005 (Health East Proj.), 5.25%, 11/15/14	1,044,300
960,000	St. Paul Hsg. & Redev. Auth. Nursing Home Dev. Rev. Refunding Series 1996-C (Franciscan Hlth. Cmmty. Proj., St. Mary’s Home), 7.00%, 7/1/21	961,258
	St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2005 (Gillette Childrens Hosp. Proj.):
200,000	5.00%, 2/1/07	200,898
300,000	4.00%, 2/1/11	297,231
200,000	5.00%, 2/1/13	205,584
225,000	5.00%, 2/1/14	230,497
400,000	St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2001-A (Model Cities Hlth. Ctr. Proj.), 6.50%, 11/1/11	413,544
1,030,000	St. Paul Port Auth. Lease Rev. Series 2005-A (Health East Midway Campus Proj.), 5.00%, 5/1/10	1,039,651
150,000	White Bear Lake First Mtg. Rev. Series 2004 (Health East Care Ctr. Proj.), 2.75%, 11/1/06	149,796

		59,739,071

Industrial / Pollution Control (6.5%)
1,680,000	Anoka Co. Solid Waste Disp. Rev. Series 1987-A (Natl. Rural Util. Proj.), 6.95%, 12/1/08 (4)	1,730,988
1,075,000	Burnsville Solid Waste Rev. Refunding Series 2003-A (Freeway Transfer Inc. Proj.), 4.15%, 4/1/10 (4)	1,057,456
500,000	Cohasset Pollution Ctrl. Rev. Refunding Series 2004 (Allete, Inc. Proj.), 4.95%, 7/1/22	508,465
560,000	East Grand Forks Industrial Dev. Rev. Refunding Series 2001-B (Am. Crystal Sugar Proj.), 5.40%, 4/1/11	573,138
180,000	Guam Economic Dev. Auth. Tobacco Settlement Asset-Backed Series 2001-A, 5.00%, 5/15/22	182,385
1,000,000	Guam Econ. Dev. Auth. Tobacco Settlement Asset-Backed Rev. Series 2001-B, zero Coupon, 5.20% Effective Yield on Purchase Date, 5/15/15	971,620
	Laurentian Energy Auth. MN Cogeneration Rev. Series 2005-A:
940,000	4.00%, 12/1/07	935,140
650,000	4.00%, 12/1/08	642,915
965,000	4.00%, 12/1/09	949,242
	MN Public Facs. Auth. Water Pollution Ctrl. Rev.:
85,000	Series 1997, 5.00%, 3/1/12	85,494
45,000	Series 1997, 5.00%, 3/1/16	45,246
1,500,000	Series 1998, 5.00%, 3/1/14	1,526,730
185,000	Series 2001-A, 5.00%, 3/1/19	193,628
	Owatonna Industrial Dev. Rev. Series 1997 (Slidell, Inc. Proj.):
280,000	7.25%, 5/1/14 (4)(7)	141,400
505,000	7.375%, 5/1/17 (4)(7)	255,025
20,000	7.375%, 5/1/20 (4)(7)	10,000
10,000	7.50%, 5/1/24 (7)	5,050
	Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. :
300,000	Series 2002, 4.00%, 5/15/10	297,093
2,050,000	Series 2002, 5.375%, 5/15/33	2,113,017
465,000	Roseville Dev. Rev. Refunding Series 2004 (Roseville Office Plaza Proj.), 4.625%, 8/1/12	473,593
265,000	Sauk Centre Industrial Dev. Rev. Series 1998 (Seluemed LLP Proj.)(LOC First Trust), 5.75%, 4/1/18 (4)	265,496
1,700,000	Seaway Port Auth. Duluth Dock & Wharf Rev. Refunding Series 2004 (Cargill, Inc. Proj.), 4.20%, 5/1/13	1,713,685
	St. Paul Hsg. & Redev. Auth. District Cooling Rev. Series 1998-J:
105,000	4.75%, 3/1/08	106,027
95,000	5.125%, 3/1/12	97,554
500,000	5.35%, 3/1/18	513,155

See accompanying notes to portfolios of investments on page 60.	47

Sit Minnesota Tax-Free Income Fund
September 30, 2006

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

	Virgin Islands Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2001:
750,000	zero Coupon, 4.95% Effective Yield on Purchase Date, 5/15/14	721,875
1,535,000	5.00%, 5/15/21	1,548,462

		17,663,879

Insured (9.5%)
50,000	Bemidji ISD No. 031 G.O. Series 1998 (FSA insured), 5.00%, 4/1/19	50,330
	Hastings Hlth. Care Fac. Rev. Series 1998 (Regina Med. Ctr.)(ACA insured):
565,000	5.25%, 9/15/18	573,492
275,000	5.30%, 9/15/28	278,718
240,000	Hermantown Econ. Dev. Auth. Sales Tax Rev. Series 1998 (MBIA insured), 4.90%, 2/1/18	243,924
20,000	Itasca Co. ISD No. 318 G.O. Series 1996 (MBIA insured), 5.20%, 2/1/10	20,025
	Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 1993-A (Healthspan Hlth. Sys. Proj.) (Ambac insured):
200,000	5.00%, 11/15/13	201,634
3,265,000	4.75%, 11/15/18	3,266,926
	Minneapolis & St. Paul Metro Airport Comm. Airport Rev. (Ambac insured):
440,000	Series 1998-A, 5.00%, 1/1/22	449,658
380,000	Series 1998-A, 5.00%, 1/1/30	386,981
1,650,000	Series 1998-B, 5.25%, 1/1/13 (4)	1,690,408
75,000	Series 1999-B, 5.25%, 1/1/18 (4)	77,701
555,000	MN HFA Single Family Mtg. Rev. Series 2001-A (MBIA insured), 5.35%, 7/1/17	570,129
500,000	NE Metro Intermediate School Dist. No. 916 C.O.P. Series 2004, 4.25%, 1/1/14	507,465
305,000	North Mankato Impt. G.O. Series 2000-A (FGIC insured), 4.75%, 2/1/10	305,268
	Perham Gas Utility Rev. Series 1999 (Radian insured):
300,000	5.35%, 6/1/19	310,350
50,000	5.45%, 6/1/29	51,304
100,000	Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 1997-C (MBIA-IBC insured), 5.25%, 7/1/09	102,711
200,000	Puerto Rico Indus. Tourist Educ. Med. & Environmental Ctl. Facs. Rev. Series 1995-A
	(Hosp. Auxilio Oblig. Group Proj.) (MBIA insured), 6.25%, 7/1/16	201,330
5,000,000	Puerto Rico Commonwealth Infrastruc. Fin. Auth. Special Obligation Series 2000-A, 5.50, 10/1/32	5,388,950
100,000	Rockford Impt. G.O. Series 1998 (Ambac insured), 4.30%, 12/1/07	100,122
	St. Cloud Hosp. Facs. Rev. Ref. (St. Cloud Hosp. Proj.) (Ambac insured),
510,000	Series 1996-B, 5.00%, 7/1/20	515,539
	St. Cloud Hlth. Care Rev. Series 2000-A (St. Cloud Hosp. Obligated Group)(FSA insured):
200,000	5.125%, 5/1/09	207,554
250,000	5.75%, 5/1/26	267,865
245,000	St. Paul Hsg. & Redev. Auth. Rev. Series 1993 (Ramsey Med. Ctr. Proj.)(Ambac insured), 5.55%, 5/15/23	248,908
2,415,000	St. Paul Hsg. & Redev. Sales Tax Rev. Refunding Series 1996 (Civic Center Proj.)
	(FSA insured), 7.10%, 11/1/23	2,996,242
130,000	Scott Co. Hsg. & Redev. Auth. Fac. Lease Rev. Series 1997 (Justice Ctr. Proj.)(Ambac insured),
	5.50%, 12/1/15	132,638
4,000,000	Southern MN Pwr. Agy. Pwr. Supply Sys. Rev Series 2006, 4.84%, 1/1/13	3,995,440
805,000	Waconia Hlth. Care Facs. Rev. Series 1999-A (Ridgeview Med. Ctr. Proj.) 6.125%, 1/1/29	860,223
1,750,000	White Earth Band of Chippewa Indians Rev. Series 2000-A (ACA insured), 7.00%, 12/1/11	1,894,953
145,000	Worthington Perm. Impt. Revolving Fd. G.O. Series 1998-A (FSA insured), 4.50%, 2/1/10	145,097

		26,041,885

Quantity ($)	Name of Issuer	Market Value ($)(1)

Multifamily Mortgage (22.6%)
	Apple Valley Multifamily Hsg. Rev. Refunding Series 1998-A (Mtg. Loan/Apple Valley
	Villa Proj.) (GNMA collateralized):
40,000	4.90%, 8/1/09	40,708
1,520,000	5.25%, 8/1/18	1,545,718
	Austin Hsg. & Redev. Auth. Governmental Hsg. Gross Rev. (Courtyard Res. Proj.):
650,000	Series 2000-A, 7.15%, 1/1/20	690,638
500,000	Series 2000-A, 7.25%, 1/1/32	529,665
488,534	Buffalo Hlth. Care C.O.P. Series 2004-C (Central MN Sr. Hsg., LLC Proj.), 7.50%, 2/20/33	488,808
	Burnsville Multifamily Hsg. Rev. Refunding Series 1991 (Oak Leaf Apts. Proj.)(GNMA collateralized):
595,000	7.05%, 1/1/12	596,095
780,000	7.125%, 1/1/17	781,420
860,000	7.125%, 1/1/21	861,548
150,000	7.15%, 1/1/27	150,253
530,000	7.15%, 1/1/23	530,949
425,000	7.15%, 1/1/25	425,739
	Carver Co. Hsg. & Redev. Auth. Multifamily Hsg. Gross Rev. & Ltd. Tax Refunding Series 1997-A
2,715,000	(Lake Grace Apts. Proj.), 6.00%, 7/1/28	2,798,432
	Chaska Multifamily Hsg. Rev. Series 1999 (West Suburban Hsg. Partners Proj.):
185,000	5.00%, 9/1/09 (4)	180,582
495,000	5.375%, 9/1/14 (4)	467,344
700,000	Coon Rapids Multifamily Hsg. Rev. Refunding Series 1997-A (Margaret Place Apts. Proj.),
	6.50%, 5/1/25	722,407
	Coon Rapids Senior Hsg. Rev. Refunding Series 1998 (Epiphany Sr. Citizens Hsg. Corp. Proj.):
115,000	5.30%, 11/1/07	115,045
115,000	5.40%, 11/1/08	115,045
170,000	5.50%, 11/1/10	170,039
545,000	5.80%, 11/1/18	545,049
1,930,000	Eagan Multifamily Hsg. Rev. Refunding Series 1997-A (Woodridge Apts. Proj.), 5.95%, 2/1/32	1,983,422
	Eden Prairie Multifamily Hsg. Rev. Refunding :
20,000	Series 1997 (Preserve Place Proj.) (GNMA collateralized), 4.90%, 1/20/08	20,258
300,000	Series 1997-A (Preserve Place Proj.) (GNMA collateralized), 5.50%, 1/20/18	309,798
410,000	Series 1997-A (Preserve Place Proj.) (GNMA collateralized), 5.60%, 7/20/28	421,582
470,000	Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.00%, 8/20/21	513,809
675,000	Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.15%, 8/20/31	734,785
1,185,000	Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.20%, 2/20/43	1,285,298
935,000	Subordinate Series 2001-C (Rolling Hills Proj.), 9.00%, 4/1/43	934,804
	Eveleth Multifamily Hsg. Rev. Sr. Series 2006-A1 (Manor House Woodland Proj.):
200,000	4.90%, 10/1/09	200,210
140,000	4.95%, 10/1/10	140,039
100,000	5.00%, 10/1/11	100,144
155,000	5.10%, 10/1/12	155,237
165,000	5.15%, 10/1/13	165,018
	Faribault Hsg. & Redev. Auth. Govt. Hsg. Dev. Gross Rev. Ref. Series 1998-A (Trails Edge Apts. Proj.):
355,000	5.125%, 2/1/18	364,833
650,000	5.25%, 2/1/28	659,282
	Fairmont Hsg. Fac. Rev. Series 2002-A1 (Homestead-GEAC Proj.):
1,100,000	6.625%, 10/1/11	1,152,679
295,000	6.875%, 10/1/14	313,181

See accompanying notes to portfolios of investments on page 60.	49

Sit Minnesota Tax-Free Income Fund
September 30, 2006

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

	Fairmont Hsg. Fac. Rev. Series 2005-A (Goldfinch Estates-GEAC Proj.):
300,000	5.75%, 10/1/17	303,414
290,000	6.00%, 10/1/21	293,463
	Golden Valley Rev. Series 1999-A (Covenant Retirement Cmntys. Proj.):
675,000	5.50%, 12/1/25	700,765
1,270,000	5.50%, 12/1/29	1,317,333
	Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place and Forest Park West Apts. Proj.):
45,000	Series 1999-B, 5.00%, 10/1/09	45,343
500,000	Series 1999-A, 5.20%, 10/1/19	509,580
1,660,000	Series 1999-A, 5.30%, 10/1/29	1,680,518
500,000	Hastings Hsg. & Redev. Auth. Rev. Series 2001 (Augustana Apts. Proj.), 6.00%, 11/1/31	500,455
480,000	Hopkins Subordinate Multifamily Hsg. Rev. Refunding Series 1996-C (Auburn Apts. Proj.), 8.00%, 6/20/31	511,901
	Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.) (Section 8):
100,000	5.85%, 4/1/09	102,597
450,000	6.25%, 4/1/15	463,725
	Hutchinson Hsg. Fac. Rev. (Prince of Peace Apts. Proj.):
50,000	Series 2003-A, 3.50%, 10/1/06	50,000
115,000	Series 2003-A, 4.00%, 10/1/07	115,011
120,000	Series 2003-A, 4.50%, 10/1/08	120,023
1,400,000	Maplewood Multifamily Hsg. Rev. Series 1998 (Park Edge Apts. Proj.), 6.50%, 5/1/29 (4)	1,431,710
	Maplewood Multifamily Refunding Rev. (Village on Woodlyn Proj.):
1,605,000	Series 1999-A (GNMA collateralized), 6.75%, 7/20/30 (4)	1,671,383
100,000	Subordinate Series 1999-C-1, 8.00%, 11/1/30 (4)	102,554
250,000	Subordinate Series 1999-C-2, 8.00%, 11/1/30 (4)	256,385
200,000	Minneapolis Hsg. Fac. Rev. Ref. Series 2006-A (Augustana Chapel View Homes Proj.), 5.50%, 6/1/27	202,410
	Minneapolis Multifamily Hsg. Rev.:
500,000	Series 2002-A (Keeler Apts. Proj.), 7.00%, 10/1/17	519,040
355,000	Series 1996 (Belmont Apts.), 7.25%, 11/1/16	362,366
405,000	Series 1996-A (Nicollet Towers) (Section 8), 5.60%, 6/1/08	412,675
5,020,000	Series 1996-A (Nicollet Towers) (Section 8), 6.00%, 12/01/19	5,118,593
1,000,000	Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 5.10%, 12/20/18 (4)	1,013,560
325,000	Series 2000 (Garr Scott Loft Proj.) (LOC U.S. Bank), 5.95%, 5/1/30 (4)	338,283
40,000	Series 2003-A (Sumner Proj.) (GNMA collateralized), 3.00%, 8/20/08 (4)	39,519
200,000	Moorhead Econ Dev. Auth. Multifamily Rev. Series 1999-B (Eventide Sr. Hsg. Proj.), 5.90%, 6/1/19	200,114
	Moorhead Sr. Hsg. Rev. Series 2006 (Sheyenne Crossing Proj.):
300,000	5.00%, 4/1/13	301,620
170,000	5.10%, 4/1/14	171,508
85,000	Series 2004-A, 4.875%, 8/1/24 (4)	86,154
	Series 1997-A:
60,000	5.40%, 8/1/10 (4)	61,363
125,000	5.45%, 8/1/11(4)	127,849
100,000	Series 2000-A (Section 8), 5.375%, 2/1/09 (4)	102,801
1,350,000	MN HFA Residential Hsg. Rev. Series 2006-I, 5.00%, 7/1/21 (4)	1,397,439
	Minnetonka Multifamily Hsg. Rev. Refunding Series 1999-A (GNMA collateralized) (Archer Heights Apts. Proj.):
540,000	5.10%, 7/20/13 (4)	559,807
975,000	5.20%, 1/20/18 (4)	1,004,874
	New Ulm Multifamily Rev. Series 1999 (HADC Ridgeway Proj.):
95,000	5.35%, 12/1/08	97,127
100,000	5.40%, 12/1/09	102,247
105,000	5.50%, 12/1/10	107,377
110,000	5.60%, 12/1/11	112,509

Quantity ($)	Name of Issuer	Market Value ($)(1)

200,000	6.125%, 12/1/19	204,736
	Northwest MN Multi Co. Hsg. & Redev. Auth. Hsg. Rev. Series 2005-A (Pooled Hsg. Proj.):
145,000	4.50%, 7/1/09	144,435
115,000	4.75%, 7/1/10	114,328
	Norwood Young America Econ. Dev. Auth. Gov. Rev. Series 2005-A (Harbor at Peace Village Proj.):
150,000	5.35%, 8/1/15	149,571
200,000	5.625%, 8/1/20	200,988
550,000	5.75%, 8/1/25	550,528
250,000	6.00%, 8/1/31	251,413
	Oakdale Multifamily Sr. Hsg. Rev. Refunding Series 2004 (Oak Meadows Proj.):
325,000	4.25%, 4/1/08	327,311
600,000	5.00%, 4/1/12	614,190
	Pine City Hlth. Care & Hsg. Rev. Series 2006-A (North Branc Proj.):
125,000	4.50%, 10/20/16	128,825
300,000	4.75%, 10/20/21	309,210
500,000	Richfield Sr. Hsg. Rev. Refunding Series 2004-A (Richfield Sr. Hsg., Inc. Proj.), 5.00%, 12/1/15	490,815
2,800,000	Rochester Multifamily Rev. Refunding Series 2000-A (Weatherstone Apts. Proj.) (LOC Household Finance) (Mandatory Put 9/1/17) 6.375%, 9/1/37 (4)	3,103,940
	Roseville Hsg. Fac. Rev. Refunding Bonds Series 1998 (College Properties Inc. Proj.):
2,820,000	5.60%, 10/1/13	2,821,607
100,000	5.875%, 10/1/28	100,058
80,000	Sherburne Co. Hsg. & Redev. Auth. Lease Rev. Series 1997, 5.50%, 2/1/17	80,090
	Shoreview Sr. Hsg. Rev. Series 2005-A (Shoreview Sr. Residence Proj.):
110,000	3.50%, 5/1/08	108,734
115,000	3.75%, 5/1/09	113,451
600,000	St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding Series 1998 (Northway Manor Apts. Proj.) (Section 8), 5.35%, 12/1/18	585,858
1,515,000	St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev.:
	Series 1993 (Germain Towers Proj.) (Section 8), 5.90%, 9/1/20	1,489,548
60,000	Series 1999-A (Parkview Terrace Apts. Proj.) (Section 8), 5.00%, 6/1/09	54,073
	St. Louis Park Multifamily Hsg. Rev. Refunding:
500,000	Series 1998-A (Park Ridge Apts. Proj.) (GNMA collateralized), 5.25%, 11/1/20	517,050
	St. Louis Park Rev. Ref. Series 2006 (Roitenberg Family Proj.):
140,000	4.65%, 8/15/09	141,047
525,000	5.50%, 8/15/26	531,253
200,000	St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Series 1995 (Sun Cliffe Apts. Proj.) (GNMA collateralized), 5.875%, 7/1/15	204,348
3,190,000	St. Paul Port Authority Multifamily Hsg. Refunding (Jackson Towers Apts. Proj.) Senior Series 1998-1A (GNMA collateralized), 6.95%, 4/20/33	3,395,021
755,000	Washington Co. Hsg. & Redev. Auth. Governmental Hsg. Rev. Refunding Series 1999-A (Briar Pond Apts. Proj.) (GNMA collateralized), 5.50%, 2/20/14	776,457
500,000	Woodbury Econ. Dev. Auth. Sr. Hsg. Rev. Series 2006-B (Summerhouse Woodbury Proj.),
	5.75%, 6/1/41	509,510

		61,843,653

Municipal Lease (3.4%) (5)
500,000	Andover Econ. Dev. Auth. Public Fac. Lease Rev. Series 2004 (Cmnty. Ctr. Proj.), 5.125%, 2/1/24	524,095
40,000	Anoka Co. C.O.P. Series 1998, 5.40%, 6/1/28	40,548
100,000	Big Lake Econ. Dev. Auth. Public Proj. Rev. Series 2005-A, 4.20%, 2/1/10	100,048
175,000	Cambridge Econ. Dev. Auth. Public Fac. Lease Rev. Refunding Series 1998, 4.50%, 2/1/10	175,374
2,193,540	Carver Scott Co. Lease Purchase Agreement Series 2005, 5.00%, 8/4/20	2,193,540
50,000	Chaska Econ. Dev. Auth. ISD No. 112 Sch. Facs. Lease Rev. Series 1999-A, 5.125%, 12/1/09	52,187

See accompanying notes to portfolios of investments on page 60.	51

Sit Minnesota Tax-Free Income Fund
September 30, 2006

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

89,000	Hennepin Co. Hsg. & Redev. Auth. Rev. Series 1993-A (Community Provider Program), 5.70%, 8/1/13	92,721
285,000	Hibbing Econ. Dev. Auth. Public Proj. Rev. Series 1997 (Hibbing Lease Obligations Proj.), 6.10%, 2/1/08	286,160
848,510	Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 4.78%, 3/15/13	869,621
125,000	Mountain Iron Hsg. & Redev. Auth. Rev. Series 2001-A (Arrowhead Library Sys. Proj.), 5.00%, 9/1/09	127,558
1,268,726	St. Paul Lease Series 1998 (City Hall Annex Building), 5.71%, 10/1/18	1,335,246
40,000	St. Paul ISD No. 625 C.O.P Series 1995-C, 5.40%, 2/1/10	40,056
400,000	St. Paul Hsg. & Redev. Auth. Lease Rev. Series 2000 (Rivercentre Pkg. Ramp Proj.), 5.70%, 5/1/08	411,516
520,000	Scott Co. Hsg. & Red. Auth. Fac. Lease Rev. Series 1998 (Workforce Ctr. Proj.), 5.00%, 2/1/18	527,296
	Virginia Hsg. & Redev. Auth. Hlth. Care Fac. Lease Rev. Series 2005:
300,000	4.00%, 10/1/07	299,736
275,000	4.00%, 10/1/08	274,225
300,000	4.00%, 10/1/09	298,590
300,000	4.50%, 10/1/10	303,450
200,000	5.00%, 10/1/11	206,626
1,200,000	5.125%, 10/1/20	1,246,020

		9,404,613

Public Facilities (0.4%)
50,000	MN Agr. Soc. State Fair Rev. Series 2003, 5.00%, 9/15/20	51,720
250,000	Rockville Econ. Dev. Auth. Pub. Proj. Lease Rev. Series 2005-A, 4.00%, 2/1/14	247,605
	Spring Grove Econ. Dev. Auth. Pub. Proj. Rev. Series 2006-A:
135,000	4.625%, 2/1/12	136,547
255,000	5.00%, 2/1/16	259,547
125,000	5.10%, 2/1/18	127,405
	Victoria Rec. Fac. Gross Rev. Ref. Crossover Series 2006-A:
205,000	4.55%, 8/1/17	205,324

		1,028,148

Single Family Mortgage (4.9%)
3,000,000	Dakota Co. Cmnty. Dev. Agy. Single Family Mtg. Rev. Series 2006 (FNMA, GNMA, & FHLMC backed), 5.30%, 12/1/39	3,232,800
	Minneapolis- St. Paul Hsg. Fin. Bd. Single Family Mtg. Rev. (FNMA & GNMA backed):
40,000	Series 1997, 6.25%, 11/1/30	42,434
1,235,921	Series 2005-A3, 5.10%, 4/1/27	1,287,694
110,000	Minneapolis Redev. Mtg. Rev. Series 1987-A (Riverplace Proj.) (LOC Bk. of Tokyo), 7.10%, 1/1/20	111,514
19,065	Minneapolis Residual Interest Mtg. Rev. Series 1995, 7.00%, 10/1/12	19,068
	MN HFA Single Family Mtg. Rev.:
200,000	Series 1994-E, 5.90%, 7/1/25	203,330
100,000	Series 1996-D, 6.00%, 1/1/16	102,137
75,000	Series 1997-A, 5.60%, 7/1/09	76,311
270,000	Series 1997-I, 5.50%, 1/1/17	276,488
160,000	Series 1996-H, 6.00%, 1/1/21	163,160
595,000	Series 1997-D, 5.85%, 7/1/19 (4)	605,091
35,000	Series 1997-E, 5.90%, 7/1/29 (4)	35,611
15,000	Series 1997-G, 6.00%, 1/1/18	15,326
825,000	Series 1998-C, 5.25%, 1/1/17	833,894
65,000	Series 1998-F-1, 4.75%, 7/1/07	65,083
45,000	Series 1998-F, 4.95%, 7/1/08	45,146
245,000	Series 1998-F-1, 5.45%, 1/1/17	248,690
70,000	Series 1998-F, 5.70%, 1/1/17	70,342
70,000	Series 1998-A, 4.80%, 7/1/09	71,865
75,000	Series 1998-A, 4.90%, 7/1/10	76,985
395,000	Series 1999-B, 5.25%, 1/1/20	395,944

Quantity ($)	Name of Issuer	Market Value ($)(1)

110,000	Series 2000-A, 5.75%, 7/1/18	110,415
125,000	Series 2000-C, 6.10%, 7/1/30 (4)	125,581
25,000	Series 2001-B, 4.55%, 7/1/07 (4)	24,985
340,000	Series 2003-I, 4.30%, 7/1/11 (4)	344,066
640,000	Series 2003-I, 5.10%, 7/1/20 (4)	659,238
2,000,000	Series 2003-L-2, 2.35%, 1/1/31 (4)	1,991,180
2,000,000	Series 2006-B, 5.00%, 1/1/37 (4)	2,080,020

		13,314,398

Transportation (0.0%)
20,000	Minneapolis & St. Paul Met. Arpts. Rev. Series 2001-B (FGIC Insured), 5.75%, 1/1/16 (4)	21,396

Utility (1.0%)
610,000	Chaska Electric Rev. Series 2000-A, 5.50%, 10/1/06	610,061
200,000	Delano Wtr. & Pwr. Cmnty. Elec. Rev. Series 2000-A, 5.30%, 12/1/09	200,456
1,475,000	MN Muni Pwr. Agy. Elec. Rev. Series 2005, 5.00%, 10/1/30	1,531,330
	Princeton Public Utility Sys. Rev. Series 2004:
90,000	3.00%, 4/1/07	89,687
300,000	5.00%, 4/1/24	306,216

		2,737,750

Other Revenue Bonds (7.7%)
	Columbia Heights Commercial Dev. Refunding Rev. Series 1999 (Columbia Park Properties -Medical Clinic Proj.):
250,000	5.15%, 12/1/08	252,127
1,750,000	5.60%, 12/1/15	1,765,242
	Commissioner of Iron Range Resources and Rehab. Gross Rev. (Giant’s Ridge Rec. Area Proj.),
900,000	Series 2000, 7.25%, 11/1/16	965,511
	Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:
125,000	Series 1996-1 (LOC-U.S. Bank), 6.00%, 6/1/11	125,435
85,000	Series 1997-1 (Halper Corrugated Box Mfg. Co.), 5.90%, 6/1/07 (4)	86,299
500,000	Series 1999-1A (Discount Steel), 5.25%, 6/1/19 (4)	510,445
160,000	Series 2000-G2 (LOC-U.S. Bank), 6.00%, 12/1/20	171,475
585,000	Minneapolis Public Hsg. Auth. Series 1997 (General Credit Energy Savings Proj.), 6.00%, 7/1/08	578,817
325,000	Minneapolis Rev. Ref. Series 2006 (Univ. Gateway Proj.), 4.00%, 12/1/06	325,247
	Minneapolis Tax Increment Rev. Refunding Series 2004 (St. Anthony Falls Proj.):
600,000	4.50%, 2/1/13	597,024
75,000	4.40%, 2/1/09	74,798
100,000	4.50%, 2/1/10	99,474
100,000	4.60%, 2/1/11	99,528
125,000	4.70%, 2/1/12	124,817
125,000	4.80%, 2/1/13	125,127
700,000	Minneapolis Tax Increment Rev. Series 2006 (Grant Park Proj.), 5.00%, 2/1/16	706,804
1,000,000	MN Agr. & Econ. Dev. Board Rev. Series 2000-B (Small Business Dev. Proj.), 7.25%, 8/1/20 (4)	1,055,240
	St. Paul Hsg. & Redev. Auth. Tax Increment Rev.:
100,000	Series 2001 (US Bank Operations Ctr. Proj.), 5.70%, 8/1/12	103,206
775,000	Series 2001 (US Bank Operations Ctr. Proj.), 6.125%, 8/1/19	811,518
1,125,000	Series 2002 (North Quadrant Owner Occupied Proj. Phase 2), 7.00%, 2/15/28	1,208,700
1,032,000	Series 2002 (North Quadrant Owner Occupied Proj. Phase 1), 7.50%, 2/15/28	1,090,886
3,000,000	Series 2002-A (Upper Landing Proj.), 6.80%, 3/1/29	3,219,720
2,000,000	Series 2002-B-2 (Upper Landing Proj.), 6.90%, 3/1/29	2,156,520
1,239,000	Series 2002 (Drake Marble Proj.), 6.75%, 3/1/28	1,321,084
1,335,000	Series 2004 (9th St. Lofts Proj.), 6.375%, 2/15/28	1,421,775

See accompanying notes to portfolios of investments on page 60.	53

Sit Minnesota Tax-Free Income Fund
September 30, 2006

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

	St. Paul Recreational Facs. Gross Rev. Series 2005 (Highland National Proj.):
205,000	3.50%, 10/1/07	204,859
715,000	5.00%, 10/125	757,521
475,000	Steele Co. Hlth. Care Fac. Gross Rev. Refunding Crossover Series 2005-B, 4.65%, 6/1/20	481,151
160,000	Steele Co. Hlth. Care Fac. Gross Rev. Unref. Bal. Series 2000 (Elderly Housing Proj.), 6.625%, 6/1/20	172,106
415,000	Virgin Islands Public Fin. Auth. Rev. Gross Receipts Taxes Loan Note Series 1999-A, 5.625%, 10/1/10	426,230

		21,038,686

Total municipal bonds (cost: $258,505,218)		263,223,495

Short-Term Securities (4.2%) (2)
960,000	Midwest Consortium of Muni Utility Rev. Series 2005-A (MN Utilities Assoc. Proj.), variable rate, 1/1/25	960,000
500,000	Minneapolis Rev. Series 1997-B (Univ. Gateway Proj.), variable rate, 12/1/27	500,000
1,395,000	Mpls. Nursing Home Rev. Ref. Series 2002 (Catholic Eldercare Proj.), variable rate, 12/1/27	1,395,000
790,000	Minneapolis Multifamily Rev. Series 2001 (Seven Corners Apts. Proj.), variable rate, 11/1/31	790,000
1,900,000	MN Higher Educ. Fac. Auth. Rev. Series 2002-N2 (St. Catherine Proj.), variable rate, 10/1/32	1,900,000
800,000	MN Higher Educ. Facs. Rev. Series 2003 , variable rate, 10/1/33	800,000
3,225,000	Robbinsdale Hlth. Care Facs. Rev. Series 2003 (North Memorial Health Proj.) (Ambac insured):	3,225,000
1,250,000	St. Paul Hsg. & Redev. Auth. Rev. Series 2001 (Cretin -Derham Hall Proj.), variable rate, 2/1/26	1,250,000
754,453	Wells Fargo Minnesota Municipal Cash Fund, 2.84%	754,453

Total Short-Term Securities (cost: 11,574,453)		11,574,453

Total investments in securities (cost: $270,079,671) (6)		$274,797,948

54	See accompanying notes to portfolios of investments on page 60.

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Sit Florida Tax-Free Income Fund
Six Months Ended September 30, 2006

Senior Portfolio Managers Michael C. Brilley • Debra A. Sit, CFA • Paul J. Jungquist, CFA

          The Sit Florida Tax-Free Income Fund provided a +2.29% return for the six months ended September 30, 2006, compared with a return of +2.68% for the Lehman 5-Year Municipal Bond Index. The Fund’s 30-day SEC yield was 4.17% and its 12-month distribution rate was 3.48%.
          Municipal bond yields rose across the municipal yield curve during April, May and June, reflecting the continuing rate increases of 25 basis points in the federal funds rate in late March, mid May and late June, as well as continued solid economic growth. Interest rates reversed direction and declined during July, August and September as economic growth slowed and the Federal Reserve held short-term interest rates steady at their August and September meetings.
          The Fund’s investment returns from the multi-family housing and the other revenue sectors were in line with the Lehman 5-Year Municipal Index, while the hospital sector modestly outperformed and the insured sector modestly underperformed the Lehman benchmark. The Fund’s duration remained shorter than the Lehman 5-Year Municipal Index as it has since the inception of the Fund 2-3/4 years ago. That shorter duration has been the primary factor contributing to the Fund’s higher total return versus the Lehman benchmark through June 30th of this year and also the primary factor in the Fund’s lower relative return over the past three months, when bond yields declined.
          We plan to gradually extend the Fund’s duration over the next nine to twelve months and be somewhat longer in duration than the Lehman 5-Year Municipal Index by this time next year.

INVESTMENT OBJECTIVE AND STRATEGY

           The objective of the Florida Tax-Free Income Fund is to provide a high level of current income that is exempt from federal regular income tax by investing in securities that are exempt from the Florida intangibles tax.
          The Fund seeks to achieve its objective by investing primarily in municipal securities that generate interest income that is exempt from regular federal income tax and that are exempt from the Florida intangible personal property tax. During normal market conditions, the Fund invests 100% (and, as a fundamental policy, no less than 80%) of its net assets in such tax-exempt municipal securities. The Fund may invest up to 10% of its assets in securities that generate interest income subject to federal alternative minimum tax.

PORTFOLIO SUMMARY

Net Asset Value 9/30/06:	$10.01 Per Share
3/31/06:	$9.96 Per Share
Total Net Assets:	$3.9 Million
30-day SEC Yield:	4.17%
Tax Equivalent Yield:	6.42%(1)
12-Month Distribution Rate:	3.48%
Average Maturity:	12.5 Years
Duration to Estimated Avg. Life:	2.8 Years(2)
Implied Duration:	3.3 Years(2)
(1) For individuals in the 35.0% federal tax bracket.
(2) See next page.

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	Sit FL Tax-Free Income Fund	Lehman 5-Year Muni. Bond Index	Lipper FL Muni. Bond Fund Index

3 Month**	2.02%	2.58%	3.27%
6 Month**	2.29	2.68	n/a
1 Year	3.85	3.01	4.76
5 Years	n/a	n/a	n/a
10 Years	n/a	n/a	n/a
Inception	3.20	2.32	4.15
(12/1/93)

CUMULATIVE TOTAL RETURNS*
	Sit FL Tax-Free Income Fund	Lehman 5-Year Muni. Bond Index	Lipper FL Muni. Bond Fund Index

1 Year	3.85%	3.01%	4.76%
5 Year	n/a	n/a	n/a
10 Year	n/a	n/a	n/a
Inception	9.04	6.50	11.84
(12/1/93)
*As of 9/30/06.	**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance; however, fees and expenses are not incorporated in the Lehman 5-Year Municipal Bond Index. The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

(2) Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Estimated average life duration is based on current interest rates and the Adviser’s assumptions regarding the expected average life of individual securities held in the portfolio. Implied duration is calculated based on historical price changes of securities held by the Fund. The Adviser believes that the portfolio’s implied duration is a more accurate estimate of price sensitivity provided interest rates remain within their historical range. If interest rates exceed the historical range, the estimated average life duration may be a more accurate estimate of price sensitivity.

GROWTH OF $10,000

The sum of $10,000 invested at inception (12/31/03) and held until 9/30/06 would have grown to $10,904 in the Fund or $10,650 in the Lehman 5-Year Municipal Bond Index assuming reinvestment of all dividends and capital gains.

QUALITY RATINGS (% OF TOTAL NET ASSETS)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Sit Florida Tax-Free Income Fund
September 30, 2006

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

Municipal Bonds (98.0%) (2)

Escrowed to Maturity / Prerefunded (4.7%)
25,000	Orange Co. School Board C.O.P. Series 1997-A, 5.375%, 8/1/22	25,577
15,000	Gainesville Utility Sys. Rev. Series 1996-A, 5.20%, 10/1/26	15,301
20,000	Tampa - Hillsborough Expressway Auth. Rev. Series 1997, 5.00%, 7/1/27	20,419
	Tampa Rev. Allegany Hlth. Sys.:
50,000	Series 1993 (St. Anthony Hosp. Proj.), 5.125%, 12/1/15	50,054
75,000	Series 1993 (St. Joseph’s Hosp. Proj.) (MBIA insured), 5.125%, 12/1/23	75,081

		186,432

Hospital / Health Care (8.4%)
	Escambia Co. Hlth. Facs. Auth. Rev. Series 1998 (Baptist Hosp. Proj.):
50,000	5.125%, 10/1/14	51,321
65,000	5.125%, 10/1/19	66,428
	Highlands Co. Hlth. Facs. Auth. Rev. Series 2003-D (Adventist Hlth. Sys. Proj.):
20,000	6.00%, 11/15/25	21,915
25,000	5.875%, 11/15/29	27,394
	Marion Co. Hosp. Dist. Rev. Refunding Series 1999 (Munroe Reg. Proj.):
25,000	5.25%, 10/1/10	26,189
50,000	5.50%, 10/1/14	52,519
80,000	South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp., Inc. Proj.), 5.50%, 10/1/13	85,430

		331,196

Industrial / Pollution Control (0.8%)
30,000	Jacksonville Pollution Ctrl. Rev. Ref. Series 1996 (Anheuser-Busch Proj.), 5.70%, 8/1/31	30,335

Insured (43.8%)
50,000	Bay Med. Ctr. Hosp. Rev. Ref. Series 1996 (Bay Med. Ctr. Proj.) (Ambac insured), 5.55%, 10/1/15	51,062
60,000	Clearwater Hsg. Auth. Rev. Refunding Series 1997 (Hamptons at Clearwater Proj.) (ACA insured), 5.40%, 5/1/13	62,141
40,000	Dade Co. Sch. Dist. G.O. Series 1997 (MBIA insured), 5.00%, 2/15/17	40,586
100,000	Dade Co. Seaport Rev. Refunding Series 1995 (MBIA insured), 5.75%, 10/1/15	101,160
150,000	Dade Co. Special Oblig. Rev. Refunding Series 1996-B (Ambac insured), 5.00%, 10/1/35	152,227
45,000	FL Correctional Privatization C.O.P. Series 1995-B (Ambac insured), 5.00%, 8/1/17	45,469
50,000	FL HFC Hsg. Rev. Series 2000-D-1 (Augustine Club Apts. Proj.) (Ambac insured), 5.75%, 10/1/30	52,532
100,000	Halifax Hosp. Med. Ctr. Health Care Fac. Rev. Series 1998-A (Halifax Mgmt. Sys. Proj.) (ACA insured), 5.00%, 4/1/12	102,146
90,000	Hillsborough Co. Educ. Fac. Auth. Rev. Refunding Series 1998 (Univ. of Tampa Proj.) (Radian insured), 5.75%, 4/1/18	94,151
	Lakeland Hosp. Sys. Rev. Refunding (Lakeland Regl. Med. Ctr. Proj.) (MBIA insured):
80,000	Series 1996, 5.25%, 11/15/25	81,726
50,000	Series 1997, 5.00%, 11/15/22	50,922
40,000	Miami - Dade Co. Impts. Public Svc. Tax Rev. Series 1999, 5.00%, 10/1/23	41,535
	Miami - Dade Co. Special Oblig. Rev. Series 1997-B (MBIA insured):
265,000	5.44% effective yield, 10/1/33	61,848
100,000	4.79% effective yield, 10/1/35	92,019
20,000	Ocala Cap. Impts. Rev. Series 1995 (Ambac insured), 5.375%, 10/1/22	20,225
60,000	Orlando & Orange Co. Expwy. Auth. Rev. Junior Lien Series 1998 (FGIC insured), 5.00%, 7/1/28	61,481
90,000	Palm Beach Co. Hlth. Facs. Auth. Rev. Series 1993 (Jupiter Med. Ctr. Proj.) (FSA insured), 5.25%, 8/1/18	90,102
45,000	Pinellas Co. Educ. Fac. Auth. Rev. Series 2006 (Eckerd College Proj.) (ACA insured), 4.50%, 10/1/14	45,619
75,000	Pinellas Co. Swr. Rev. Ref. Series 1998, 5.00%, 10/1/24	77,211

Quantity ($)	Name of Issuer	Market Value ($)(1)

	Port Everglades Auth. Rev. Refunding & Impt. Series 1989-A:
45,000	(FSA insured), 5.00%, 9/1/16	45,148
150,000	(MBIA-IBC insured), 5.00%, 9/1/16	150,386
25,000	South Fork Auth. Hosp. Rev. Series 1998-B (Conemaugh Valley Memorial Hosp. Proj.), 5.375%, 7/1/22	25,813
170,000	Village Ctr. Cmnty. Dev. Dist. Recreational Rev. Series 1998-A (MBIA insured), 5.00%, 11/1/21	175,579

		1,721,088

Multifamily Mortgage (20.4%)
100,000	Broward Co. Hsg. Fin. Auth. Multifamily Rev. Refunding Series 1996 (Tamarac Pointe Apts. Proj.)(GNMA collateralized), 6.15%, 7/1/16	102,126
100,000	Capital Trust Agy. Hsg. Rev. Series 2005-B (Atlantic Hsg. Foundation Proj.), 4.50%, 7/1/15	101,440
45,000	Capital Trust Agy. Multifamily Rev. Sr. Series 2003-A (Golf Villas, Rivermill, and Village Square Apts. Proj.), 4.75%, 6/1/13	43,523
45,000	Collier Co. HFA Multifamily Hsg. Rev. Series 2002-C (Goodlette Arms Proj.), 5.25%, 8/15/15	46,807
20,000	Dade Co. Hsg. Fin. Auth. Multifamily Rev. Refunding Series 1996-A (New Horizons Proj.) (FHA insured), 5.88%, 7/15/24	20,659
120,000	Orange Co. Hlth. Facs. Auth. Rev. Refunding Series 2005 (Orlando Lutheran Proj.), 4.625%, 7/1/09	118,861
55,000	Palm Beach Co. Hsg. Fin. Auth. Rev. Refunding Series 1997-A (GNMA Mallard’s Cove Apts. Proj.), 5.95%, 10/20/31	55,074
120,000	Palm Beach Co. Hlth. Fac. Auth. Rev. Series 1996 (ACTS Retirement Cmnty. Proj.), 5.625%, 11/15/20	122,584
135,000	Plantation Hlth. Facs. Auth. Rev. Refunding Series 1998 (Covenant Village Proj.), 5.125%, 12/1/22	136,663
50,000	Polk Co. Hsg. Fin. Auth. Mtg. Rev. Series 1994-A (Lake Wales Gardens Proj.), 5.625%, 5/20/14	53,116

		800,853

Utility (1.3%)
50,000	Jacksonville Elec. Auth. Rev. Refundng Series 1997 Issue 2-14 (St. John’s River Proj.), 4.90%, 10/1/08	50,298

Other Revenue Bonds (18.6%)
100,000	Arbor Greene Cmnty. Dev. Dist. Special Assessment Rev. Ref. Series 2006, 5.00%, 5/1/19	104,860
80,000	Belmont Cmnty. Dev. Dist. Impt. Rev. Series 2006-B, 5.125%, 11/1/14	80,655
10,000	Double Branch Cmnty. Dev. Dist. Rev. Series 2003-C, 5.125%, 5/1/08	10,000
100,000	Fiddlers Creek Cmnty. Dev. Dist. No. 2 Rev. Series 2003-B, 5.75%, 5/1/13	104,618
100,000	Forest Creek Cmnty. Dev. Dist. Impt. Rev. Series 2005-B, 4.85%, 5/1/11	100,077
5,000	Mediterra North Cmnty. Dev. Dist. Impt. Rev. Series 2001-B, 6.00%, 5/1/08	5,004
65,000	Panther Trace II Cmnty. Dev. Rev. Series 2005-B, 5.00%, 11/1/10	65,259
10,000	Parklands Lee Cmnty. Dev. Dist. Rev. Series 2004-B, 5.125%, 5/1/11	10,007
100,000	Sterling Hill Cmnty. Dev. Dist. Cap. Impt. Rev. Series 2006-B, 5.10%, 5/1/11	100,727
100,000	Tisons Landing Cmnty. Dev. Dist. Special Assessment Series 2005-B, 5.00%, 11/1/11	100,263
50,000	West Villages Impt. Dist. Rev. Special Assessment Series 2006, 5.50%, 5/1/37	51,061

		732,531

Total municipal bonds (cost: $3,832,856)		3,852,733

Total investments in securities (cost: $3,832,856) (6)		$3,852,733

See accompanying notes to portfolios of investments on page.	59

Sit Mutual Funds
September 30, 2006

Notes to Portfolios of Investments

(1)	Securities are valued by procedures described in note 1 to the financial statements.

(2)	Percentage figures indicate percentage of total net assets.

(3)	At September 30, 2006, 3.2% of net assets in the U.S. Government Securities Fund were invested in GNMA mobile home pass-through securities.

(4)

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2006, 10.4% of net assets in the Minnesota Tax-Free Income Fund was invested in such securities.

(5)

Rule 144A Securities, Section 4(2) Commercial Paper, and Municipal Lease Securities (“Restricted Securities”) held by the Funds which have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

(6)	At September 30, 2006 the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

	Money Market Fund	U.S. Government Securities Fund	Tax-Free Income Fund

Cost for federal income tax purposes	$55,106,118	$225,696,827	$376,665,740

Unrealized appreciation (depreciation) on investments:
Gross unrealized appreciation	—	$1,167,665	$4,753,992
Gross unrealized depreciation	—	(3,571,107)	(12,763,878)

Net unrealized appreciation (depreciation)	—	($2,403,442)	($8,009,886)

	Minnesota Tax-Free Income Fund	Florida Tax-Free Income Fund

Cost for federal income tax purposes	$270,079,671	$3,832,856

Unrealized appreciation (depreciation) on investments:
Gross unrealized appreciation	$5,506,303	$26,855
Gross unrealized depreciation	(788,026)	(6,978)

Net unrealized appreciation (depreciation)	$4,718,277	$19,877

(7)

These securities have been identified by the investment adviser as illiquid securities. The aggregate value of these securities at September 30, 2006, is $6,051,184 and $411,475 in the Tax-Free Income and Minnesota Tax-Free Income Funds respectively, which represents 1.7% and 0.2% of the Fund’s net assets, respectively.

(8)	Presently non-income producing securities. Items identified are in default as to payment of interest.

This page has been left blank intentionally.

Sit Mutual Funds
September 30, 2006

Statements of Assets and Liabilities (Unaudited)

	Money Market Fund	U.S. Government Securities Fund	Tax-Free Income Fund

ASSETS
Investments in securities, at identified cost	$55,106,118	$225,696,827	$376,665,740

Investments in securities, at market value - see accompanying schedules for detail	$55,106,118	$223,293,385	$368,655,854
Cash in bank on demand deposit	545	—	—
Accrued interest and dividends receivable	—	1,196,178	4,587,738
Receivable for investment securities sold	—	—	1,024,729
Receivable for principal paydowns	—	260,068	—
Other receivables	—	—	15,000
Receivable for Fund shares sold	—	414,329	100,527

Total assets	55,106,663	225,163,960	374,383,848

LIABILITIES
Disbursements in excess of cash balances	—	1,528,783	2,723,219
Payable for investment securities purchased	—	4,039,302	8,297,654
Payable for Fund shares redeemed	—	149,989	93,992
Cash portion of dividends payable to shareholders	239,996	806,277	1,123,819
Other payables	—	1,048	13,049
Accrued investment management and advisory services fee	25,459	138,526	218,599

Total liabilities	265,455	6,663,925	12,470,332

Net assets applicable to outstanding capital stock	$54,841,208	$218,500,035	$361,913,516

Net assets consist of:
Capital (par value and paid-in surplus)	$54,841,208	$225,161,615	$398,991,489
Undistributed (distributions in excess of) net investment income	—	—	—
Accumulated net realized gain (loss) from security transactions	—	(4,258,138)	(29,068,087)
Unrealized appreciation (depreciation) on investments	—	(2,403,442)	(8,009,886)

	$54,841,208	$218,500,035	$361,913,516

Outstanding shares	54,844,682	20,819,278	37,166,337

Net asset value per share of outstanding capital stock	$1.00	$10.50	$9.74

	Minnesota Tax-Free Income Fund	Florida Tax-Free Income Fund

ASSETS
Investments in securities, at identified cost	$270,079,671	$3,832,856

Investments in securities, at market value - see accompanying schedules for detail	$274,797,948	$3,852,733
Cash in bank on demand deposit	—	24,453
Accrued interest and dividends receivable	4,013,542	68,311
Receivable for investment securities sold	—	—
Receivable for principal paydowns	—	—
Other receivables	1,803	—
Receivable for Fund shares sold	271,000	—

Total assets	279,084,293	3,945,497

LIABILITIES
Disbursements in excess of cash balances	297,939	—
Payable for investment securities purchased	4,506,540	—
Payable for Fund shares redeemed	3,000	—
Cash portion of dividends payable to shareholders	894,593	11,682
Other payables	—	—
Accrued investment management and advisory services fee	173,469	2,579

Total liabilities	5,875,541	14,261

Net assets applicable to outstanding capital stock	$273,208,752	$3,931,236

Net assets consist of:
Capital (par value and paid-in surplus)	$278,271,858	$3,929,937
Undistributed (distributions in excess of) net investment income	—	249
Accumulated net realized gain (loss) from security transactions	(9,781,383)	(18,827)
Unrealized appreciation (depreciation) on investments	4,718,277	19,877

	$273,208,752	$3,931,236

Outstanding shares	26,722,473	392,892

Net asset value per share of outstanding capital stock	$10.22	$10.01

See accompanying notes to financial statements on pages 68 - 71.	63

Sit Mutual Funds
Six Months Ended September 30, 2006

Statements of Operations (Unaudited)

	Money Market Fund	U.S. Government Securities Fund	Tax-Free Income Fund

Investment income:
Income:

Interest	$1,833,293	$5,845,673	$8,369,803

Total income	1,833,293	5,845,673	8,369,803

Expenses (note 3):
Investment management and advisory services fee	265,315	928,717	1,443,876
Less fees and expenses absorbed by investment adviser	(86,125)	(50,137)	(56,095)

Total net expenses	179,190	878,580	1,387,781

Net investment income	1,654,103	4,967,093	6,982,022

Realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	(1,014,091)	426,189

Net change in unrealized appreciation (or depreciation) on investments	—	1,790,542	57,820

Net gain (loss) on investments	—	776,451	484,009

Net increase (decrease) in net assets resulting from operations	$1,654,103	$5,743,544	$7,466,031

	Minnesota Tax-Free Income Fund	Florida Tax-Free Income Fund

Investment income:
Income:

Interest	$6,666,257	$86,956

Total income	6,666,257	86,956

Expenses (note 3):
Investment management and advisory services fee	1,062,443	16,012
Less fees and expenses absorbed by investment adviser	—	—

Total net expenses	1,062,443	16,012

Net investment income	5,603,814	70,944

Realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(69,089)	(1,072)

Net change in unrealized appreciation (or depreciation) on investments	2,800,363	20,906

Net gain (loss) on investments	2,731,274	19,834

Net increase (decrease) in net assets resulting from operations	$8,335,088	$90,778

See accompanying notes to financial statements on pages 68 - 71.	65

Sit Mutual Funds

Statements of Changes in Net Assets

	Money Market Fund		U.S. Government Securities Fund

	Six Months Ended September 30, 2006 (Unaudited)	Year ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year ended March 31, 2006

Operations:
Net investment income	$1,654,103	$2,041,527	$4,967,093	$10,362,410
Net realized gain (loss) on investments	—	—	(1,014,091)	750,613
Net change in unrealized appreciation (depreciation) of investments	—	—	1,790,542	(4,611,298)

Net increase (decrease) in net assets resulting from operations	1,654,103	2,041,527	5,743,544	6,501,725

Distributions to shareholders from:
Net investment income	(1,654,103)	(2,041,527)	(4,967,093)	(10,362,410)
Net realized gains on investments	—	—	—	—

Total distributions	(1,654,103)	(2,041,527)	(4,967,093)	(10,362,410)

Capital share transactions:
Proceeds from shares sold	113,017,214	296,220,951	27,634,798	71,154,845
Reinvested distributions	785,974	1,012,883	4,947,462	9,696,616
Payments for shares redeemed	(128,643,917)	(265,692,551)	(49,253,445)	(101,005,681)

Increase (decrease) in net assets from capital share transactions	(14,840,729)	31,541,283	(16,671,185)	(20,154,220)

Total increase (decrease) in net assets	(14,840,729)	31,541,283	(15,894,734)	(24,014,905)
Net assets
Beginning of period	69,681,937	38,140,654	234,394,769	258,409,674

End of period	$54,841,208	$69,681,937	$218,500,035	$234,394,769

Capital transactions in shares:
Sold	113,017,213	296,221,341	2,651,618	6,709,932
Reinvested distributions	785,974	1,012,883	474,719	913,343
Redeemed	(128,643,917)	(265,692,551)	(4,726,999)	(9,546,473)

Net increase (decrease)	(14,840,730)	31,541,673	(1,600,662)	(1,923,198)

	Tax-Free Income Fund		Minnesota Tax-Free Income Fund		Florida Tax-Free Income Fund

	Six Months Ended September 30, 2006 (Unaudited)	Year ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year ended March 31, 2006

Operations:
Net investment income	$6,982,022	$13,551,425	$5,603,814	$10,095,953	$70,944	$130,583
Net realized gain (loss) on investments	426,189	163,813	(69,089)	(1,717,166)	(1,072)	(848)
Net change in unrealized appreciation (depreciation) of investments	57,820	(1,877,414)	2,800,363	2,238,861	20,906	3,022

Net increase (decrease) in net assets resulting from operations	7,466,031	11,837,824	8,335,088	10,617,648	90,778	132,757

Distributions to shareholders from:
Net investment income	(6,982,022)	(13,551,425)	(5,603,814)	(10,095,953)	(70,944)	(130,583)
Net realized gains on investments	—	—	—	—	—	—

Total distributions	(6,982,022)	(13,551,425)	(5,603,814)	(10,095,953)	(70,944)	(130,583)

Capital share transactions:
Proceeds from shares sold	55,330,251	102,432,805	44,351,818	82,036,189	333,129	1,659,197
Reinvested distributions	6,318,902	11,757,251	4,620,884	8,392,121	66,353	123,600
Payments for shares redeemed	(67,167,753)	(99,396,238)	(41,807,250)	(60,672,379)	(249,892)	(1,195,917)

Increase (decrease) in net assets from capital share transactions	(5,518,600)	14,793,818	7,165,452	29,755,931	149,590	586,880

Total increase (decrease) in net assets	(5,034,591)	13,080,217	9,896,726	30,277,626	169,424	589,054
Net assets
Beginning of period	366,948,107	353,867,890	263,312,026	233,034,400	3,761,812	3,172,758

End of period	$361,913,516	$366,948,107	$273,208,752	$263,312,026	$3,931,236	$3,761,812

Capital transactions in shares:
Sold	5,709,269	10,475,538	4,379,166	8,076,581	33,547	166,249
Reinvested distributions	652,549	1,201,483	456,414	826,211	6,673	12,389
Redeemed	(6,932,810)	(10,161,560)	(4,127,939)	(5,976,372)	(25,049)	(120,146)

Net increase (decrease)	(570,992)	1,515,461	707,641	2,926,420	15,171	$58,492

See accompanying notes to financial statements on pages 68 - 71.	67

Sit Mutual Funds

Notes to Financial Statements

(1)	Summary of Significant Accounting Policies

The Sit Mutual Funds (the Funds) are no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified (except Minnesota and Florida Tax-Free Income Funds which are non-diversified), open-end management investment companies, or series thereof. The Sit Minnesota Tax-Free Income Fund, and the Sit Tax-Free Income Fund are series funds of Sit Mutual Funds II, Inc. The Sit Florida Tax-Free Income Fund is a series fund of Sit Mutual Funds Trust. Each fund has 10 billion authorized shares of capital stock. Shares in the U.S. Government Securities Fund have a par value of $0.01, and shares in other funds have a par value of $0.001. This report covers the bond funds of the Sit Mutual Funds. The investment objective for each Fund is as follows:

Significant accounting policies followed by the Funds are summarized below:

Fund	Investment Objective

Money Market	Maximum current income with the preservation of capital and maintenance of liquidity.

U.S. Government Securities	High level of current income and safety of principal.

Tax-Free Income	High level of current income that is exempt from federal income tax, consistent with the preservation of capital.

Minnesota Tax-Free Income	High level of current income that is exempt from federal regular income tax and Minnesota regular personal income tax, consistent with the preservation of capital.

Florida Tax Free Income	High level of current income that is exempt from federal regular income tax by investing in securities that are exempt from the Florida intangibles tax.

Investments in Securities

Securities maturing more than 60 days from the valuation date, with the exception of those in Money Market Fund, are valued at the market price supplied by an independent pricing vendor based on current interest rates; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value. When market quotations are not readily available, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, all securities in the Money Market Fund are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Security transactions are accounted for on the date the securities are purchased or sold. Gains and losses are calculated on the identified-cost basis. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis. Dividends received from closed-end fund holdings are included in Interest Income and are generated from the underlying investments.

Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place two weeks or more after the transaction date. During this period, such securities are subject to market fluctuations and may increase or decrease in value prior to delivery, and the Funds maintain segregated assets with a market value greater than the amount of their purchase commitments. As of September 30, 2006, there were no Funds that had entered into when-issued or forward commitments.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

The Florida Tax-Free Income Fund concentrates its investments in Florida, and therefore may have more credit risk related to the economic conditions in the state of Florida than a portfolio with broader geographical diversification.

Federal Taxes

The Funds’ policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds’ capital stock. Distributions from net investment income are declared daily and paid monthly for the Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results. Actual results could differ from those estimates.

Sit Mutual Funds

Notes to Financial Statements (continued)

(2)	Investment Security Transactions

Purchases of and proceeds from sales and maturities of investment securities, other than short-term securities, for the period ended September 30, 2006, were as follows:

	Purchases ($)	Proceeds ($)

U.S. Government Securities Fund	53,669,164	68,615,368
Tax-Free Income Fund	91,021,736	96,925,812
Minnesota Tax-Free Income Fund	46,932,634	35,619,796
Florida Tax-Free Income Fund	531,106	381,165

For the Money Market Fund during the period ended September 30, 2006 purchases of and proceeds from sales and maturities of investment securities aggregated $764,925,238 and $781,629,392, respectively.

(3)	Expenses

Investment Adviser

The Funds each have entered into an investment management agreement with Sit Investment Associates Inc. (SIA), under which SIA manages the Funds’ assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. SIA also is obligated to pay all of the Funds’ expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, and other transaction charges relating to investing activities). The fee for investment management and advisory services is based on the average daily net assets of the Funds at the annual rate of:

Average Daily Net Assets

Tax-Free Income Fund	.80%
Minnesota Tax-Free Income Fund	.80%
Florida Tax-Free Income Fund	.80%

	First $50 Million	Over $50 Million

Money Market Fund	.80%	.60%
U.S. Government Securities Fund	1.00%	.80%

For the period October 1, 1993, through December 31, 2006, the Adviser has voluntarily agreed to limit the flat monthly fee (and, thereby, all Fund expenses, except extraordinary expenses, interest, brokerage commissions and other transaction charges not payable by the Adviser) paid by the Tax-Free Income Fund to an annual rate of .70% of the Fund’s average daily net assets in excess of $250 million and .60% of the Fund’s average daily net assets in excess of $500 million. After December 31, 2006, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

For the period October 1, 1993, through December 31, 2006, the Adviser has voluntarily agreed to limit the flat monthly fee (and, thereby, all Fund expenses, except extraordinary expenses, interest, brokerage commissions and other transaction charges not payable by the Adviser) paid by the U.S. Government Securities Fund and Money Market Fund to an annual rate of .80% and .50%, respectively of the Fund’s average daily net assets. After December 31, 2006, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

Transactions with affiliates
The investment adviser, affiliates of the investment adviser, directors and officers of the Funds as a whole owned the following shares as of September 30, 2006:

	Shares	% Shares Outstanding

Money Market Fund	22,639,582	41.3	(*)
U.S. Government Securities Fund	619,321	3.0
Tax-Free Income Fund	1,685,189	4.5
Minnesota Tax-Free Income Fund	1,607,717	6.0
Florida Tax-Free Income Fund	251,863	64.1

(*) 34.0% shares owned by other Sit Mutual Funds.

(4)	Financial Highlights

Per share data for a share of capital stock outstanding during the period and selected supplemental and ratio information for each period(s), are indicated on pages 72 through 76.

Sit Money Market Fund

Financial Highlights

	Six months ended September 30, 2006		Years Ended March 31,

	(Unaudited)		2006		2005		2004		2003

Net Asset Value:
Beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Operations:
Net investment income	0.02		0.03		0.01		0.01		0.01
Net realized and unrealized gains (losses) on investments

Total from operations	0.02		0.03		0.01		0.01		0.01

Distributions to Shareholders:
From net investment income	(0.02)		(0.03)		(0.01)		(0.01)		(0.01)

Net Asset Value:
End of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total investment return (1)	2.32%		3.28%		1.24%		0.60%		1.13%

Net assets at end of period (000’s omitted)	$54,841		$69,682		$38,141		$44,610		$73,843

Ratios:
Expenses to average daily net assets	0.50	% (2)	0.50	% (2)	0.50	% (2)	0.50	%(2)	0.50	% (2)
Net investment income to average daily net assets	4.60	% (2)	3.35	% (2)	1.22	% (2)	0.60	%(2)	1.14	% (2)

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)

Percentages for the period ended September 30, 2006 are adjusted to an annual rate.
Total Fund expenses are contractually limited to .80% of average daily net assets for the first $50 million in Fund net assets and .60% of average daily net assets for Fund net assets exceeding $50 million. However, during the period ended September 30, 2006 and the years ended March 31, 2006, 2005, 2004, and 2003, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .74%, .76%, .80%, .76%, and .74%, for each of these periods and the ratio of net investment income to average daily net assets would have been 4.36%, 3.09%, .92%, .34%, and .90%, respectively.

Sit U.S. Government Securities Fund

Financial Highlights

	Six months ended September 30, 2006		Years Ended March 31,

	(Unaudited)		2006		2005		2004		2003

Net Asset Value:
Beginning of period	$10.45		$10.62		$10.79		$10.83		$10.69

Operations:
Net investment income	.23		.43		.38		.27		.45
Net realized and unrealized gains (losses) on investments	.05		(.17)		(.17)		(.04)		.14

Total from operations	.28		.26		.21		.23		.59

Distributions to Shareholders:
From net investment income	(.23)		(.43)		(.38)		(.27)		(.45)
From net realized gains	—		—		—		—		—

Total Distributions	(.23)		(.43)		(.38)		(.27)		(.45)

Net Asset Value:
End of period	$10.50		$10.45		$10.62		$10.79		$10.83

Total investment return (1)	2.74%		2.45%		1.93%		2.19%		5.60%

Net assets at end of period (000’s omitted)	$218,500		$234,395		$258,410		$287,442		$408,840

Ratios:
Expenses to average daily net assets	0.80	% (2)	0.80	% (2)	0.80	% (2)	0.80	% (2)	0.80	% (2)
Net investment income to average daily net assets	4.50	% (2)	4.03	% (2)	3.51	% (2)	2.48	% (2)	3.98	% (2)
Portfolio turnover rate (excluding short-term securities)	24.31%		60.37%		36.64%		61.99%		77.06%

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)

Percentages for the period ended September 30, 2006 are adjusted to an annual rate.
Total Fund expenses are contractually limited to 1.00% of average daily net assets for the first $50 million in Fund net assets and .80% of average daily net assets for Fund net assets exceeding $50 million. However, during the period ended Spetember 30, 2006 and the years ended March 31, 2006, 2005, 2004, and 2003, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .84%, .84%, .84%, .83%, and .83% for each of these periods and the ratio of net investment income to average daily net assets would have been 4.45%, 3.99%, 3.47%, 2.45%, and 3.95%, respectively.

Sit Tax-Free Income Fund

Financial Highlights

	Six months ended September 30, 2006		Years Ended March 31,

	(Unaudited)		2006		2005		2004		2003

Net Asset Value:
Beginning of period	$9.72		$9.77		$9.90		$9.94		$9.82

Operations:
Net investment income	.19		.37		.38		.42		.45
Net realized and unrealized gains (losses) on investments	.02		(.05)		(.13)		(.04)		.12

Total from operations	.21		.32		.25		.38		.57

Distributions to Shareholders:
From net investment income	(.19)		(.37)		(.38)		(.42)		(.45)
From net realized gains	—		—		—		—		—

Total distributions	(.19)		(.37)		(.38)		(.42)		(.45)

Net Asset Value:
End of period	$9.74		$9.72		$9.77		$9.90		$9.94

Total investment return (1)	2.16%		3.35%		2.54%		3.89%		5.90%

Net assets at end of period (000’s omitted)	$361,914		$366,948		$353,868		$352,281		$414,419

Ratios:
Expenses to average daily net assets	0.76	% (2)	0.77	% (2)	0.77	% (2)	0.76	% (2)	0.76	% (2)
Net investment income to average daily net assets	3.85	% (2)	3.81	% (2)	3.84	% (2)	4.23	% (2)	4.53	% (2)
Portfolio turnover rate (excluding short-term securities)	25.33%		32.93%		41.29%		32.33%		37.98%

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)

Percentages for the period ended September 30, 2006 are adjusted to an annual rate.
Total Fund expenses are contractually limited to .80% of average daily net assets. However, during the period ended September 30, 2006 and the years ended March 31, 2006, 2005, 2004, and 2003, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .80% for these periods, and the ratio of net investment income to average daily net assets would have been 3.82%, 3.78%, 3.81%, 4.19%, and 4.49%, respectively.

Sit Minnesota Tax-Free Income Fund

Financial Highlights

	Six months ended September 30, 2006		Years Ended March 31,

	(Unaudited)		2006	2005	2004	2003

Net Asset Value:
Beginning of period	$10.12		$10.09	$10.26	$10.22	$9.99

Operations:
Net investment income	.21		.41	.44	.46	.47
Net realized and unrealized gains (losses) on investments	.10		.03	(.17)	.04	.23

Total from operations	.31		.44	.27	.50	.70

Distributions to Shareholders:
From net investment income	(.21)		(.41)	(.44)	(.46)	(.47)

Net Asset Value:
End of period	$10.22		$10.12	$10.09	$10.26	$10.22

Total investment return (1)	3.12%		4.46%	2.69%	4.99%	7.14%

Net assets at end of period (000’s omitted)	$273,209		$263,312	$233,034	$217,773	$219,368

Ratios:
Expenses to average daily net assets	0.80	% (2)	0.80%	0.80%	0.80%	0.80%
Net investment income to average daily net assets	4.20	% (2)	4.07%	4.33%	4.47%	4.62%
Portfolio turnover rate (excluding short-term securities)	13.37%		54.91%	29.33%	27.31%	19.51%

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)	Adjusted to an annual rate.

Sit Florida Tax-Free Income Fund

Financial Highlights

	Six months ended September 30, 2006		Years Ended March 31,		Three months ended March 31,

	(Unaudited)		2006	2005	2004

Net Asset Value:
Beginning of period	$9.96		$9.94	$10.05	$10.00

Operations:
Net investment income	.18		.33	.29	.06
Net realized and unrealized gains (losses) on investments	.05		.02	(.11)	.05

Total from operations	.23		.35	.18	.11

Distributions to Shareholders:
From net investment income	(.18)		(.33)	(.29)	(.06)

Net Asset Value:
End of period	$10.01		$9.96	$9.94	$10.05

Total investment return (1)	2.29%		3.55%	1.84%	1.08%

Net assets at end of period (000’s omitted)	$3,931		$3,762	$3,173	$2,648

Ratios:
Expenses to average daily net assets	0.80	% (2)	0.80%	0.80%	0.80%
Net investment income to average daily net assets	3.52	% (2)	3.30%	2.93%	2.49%
Portfolio turnover rate (excluding short-term securities)	9.76%		58.46%	29.52%	3.45%

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)	Adjusted to an annual rate.

This page has been left blank intentionally.

Sit Mutual Funds

Expense Example (Unaudited)

          As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
           The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2006 to September 30, 2006.

Actual Expenses

          The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs (redemption fees) were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
Money Market Fund	(4/1/06)	(9/30/06)	(4/1/06 - 9/30/06)

Actual	$1,000	$1,023.20	$2.52

Hypothetical (5% return before expenses)	$1,000	$1,022.50	$2.52

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

Sit Mutual Funds

Expense Example (Continued)

U.S. Government Securities Fund	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Expenses Paid During Period* (4/1/06 - 9/30/06)
Actual	$1,000	$1,027.40	$4.04
Hypothetical (5% return before expenses)	$1,000	$1,021.00	$4.03

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

Tax-Free Income Fund	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Expenses Paid During Period* (4/1/06 - 9/30/06)
Actual	$1,000	$1,022.40	$3.83
Hypothetical (5% return before expenses)	$1,000	$1,021.20	$3.83

*	Expenses are equal to the Fund’s annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

Minnesota Tax-Free Income Fund	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Expenses Paid During Period* (4/1/06 - 9/30/06)
Actual	$1,000	$1,031.20	$4.05
Hypothetical (5% return before expenses)	$1,000	$1,021.00	$4.03

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

Florida Tax-Free Income Fund	Beginning Account Value (4/1/06)	Ending Account Value (9/30/06)	Expenses Paid During Period* (4/1/06 - 9/30/06)
Actual	$1,000	$1,022.90	$4.03
Hypothetical (5% return before expenses)	$1,000	$1,021.00	$4.03

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

Sit Mutual Funds

Additional Information

PROXY VOTING

Each Fund follows certain policies and procedures for voting proxies for securities held in each portfolio. A description of the Funds’ proxy voting polices and procedures is available without charge upon request by calling the Funds at 1-800-332-5580.

Information regarding how each Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 is available 1) without charge upon request by calling the Funds at 1-800-332-5580; and 2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds file their complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on the Funds’ Forms N-Q is also available without charge upon request by calling the Funds at 1-800-332-5580.

A Look at Sit Mutual Funds

          Sit Mutual Funds are managed by Sit Investment Associates, Inc. Sit Investment Associates was founded by Eugene C. Sit in July 1981 and is dedicated to a single purpose, to be one of the premier investment management firms in the United States. Sit Investment Associates currently manages approximately $6.8 billion for some of America’s largest corporations, foundations and endowments.

          Sit Mutual Funds are comprised of thirteen no-load Funds. The Stock Funds, excluding the Balanced Fund, charge a 2% redemption fee on shares held less than 30 days.

Sit Mutual Funds offer:

▪	Free telephone exchange
▪	Dollar-cost averaging through an automatic investment plan
▪	Electronic transfer for purchases and redemptions
▪	Free checkwriting privileges on Bond Funds
▪	Retirement accounts including IRAs and 401(k) plans

S E M I - A N N U A L   R E P O R T   B O N D    F U N D S
Six Months Ended September 30, 2006

INVESTMENT ADVISER
Sit Investment Associates, Inc.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
612-334-5888 (Metro Area)
800-332-5580

DISTRIBUTOR
SIA Securities Corp.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
612-334-5888 (Metro Area)
800-332-5580

CUSTODIAN
PFPC Trust Company
P. O. Box 9763
Providence, RI 02940

TRANSFER AGENT AND
DISBURSING AGENT
PFPC, Inc.
P.O. Box 9763
Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP
90 South Seventh Street
Suite 4200
Minneapolis, MN 55402

LEGAL COUNSEL
Dorsey & Whitney LLP
50 South Sixth Street, Suite 1500
Minneapolis, MN 55402

Item 2:	Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3:	Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4:	Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5:	Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6:	Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8:	Portfolio Managers of Closed-End Management Companies.

Not applicable to open-end investment companies.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10:	Submission of Matters to a vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11:	Controls and Procedures.

(a)  Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)  The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b)  Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT MONEY MARKET FUND, INC.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President, Treasurer

Date November 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President, Treasurer

Date November 30, 2006

By (Signature and Title)	/s/ Eugene C. Sit
Eugene C. Sit Chairman

Date November 30, 2006

Item 2:	Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3:	Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4:	Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5:	Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6:	Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8:	Portfolio Managers of Closed-End Management Companies.

Not applicable to open-end investment companies.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10:	Submission of Matters to a vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11:	Controls and Procedures.

(a)  Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)  The following exhibits are attached to this Form N-CSR:

(2)  A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b)  Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President, Treasurer

Date November 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President, Treasurer

Date November 30, 2006

By (Signature and Title)	/s/ Eugene C. Sit
Eugene C. Sit Chairman

Date November 30, 2006

Item 2:	Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3:	Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4:	Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5:	Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6:	Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8:	Portfolio Managers of Closed-End Management Companies.

Not applicable to open-end investment companies.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10:	Submission of Matters to a vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11:	Controls and Procedures.

(a)  Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)  The following exhibits are attached to this Form N-CSR:

(2)  A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b)  Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT MUTUAL FUNDS II, INC.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President, Treasurer

Date November 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President, Treasurer

Date November 30, 2006

By (Signature and Title)	/s/ Eugene C. Sit
Eugene C. Sit Chairman

Date November 30, 2006

Item 2:	Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3:	Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4:	Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5:	Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6:	Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8:	Portfolio Managers of Closed-End Management Companies.

Not applicable to open-end investment companies.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10:	Submission of Matters to a vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11:	Controls and Procedures.

(a)  Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)  The following exhibits are attached to this Form N-CSR:

(2)  A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b)  Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT MUTUAL FUNDS TRUST

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President, Treasurer

Date November 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President, Treasurer

Date November 30, 2006

By (Signature and Title)	/s/ Eugene C. Sit
Eugene C. Sit Chairman

Date November 30, 2006